UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21261

Rydex ETF Trust
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850
(Address of principal executive offices)	(Zip code)

Donald C. Cacciapaglia Rydex ETF Trust 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 86.5%
Financial - 20.3%
Ping An Insurance Group Company of China Ltd. — Class H	3,832	$32,881
BDO Unibank, Inc.	15,325	31,952
Ayala Land, Inc.	44,400	31,808
CITIC Securities Company Ltd. — Class H	12,232	30,777
TMB Bank PCL	344,000	30,426
China Minsheng Banking Corporation Ltd. — Class H	28,675	29,860
UEM Sunrise BHD	45,200	29,841
Malayan Banking BHD	9,600	29,677
Megaworld Corp.	300,000	29,324
Longfor Properties Company Ltd.	20,232	29,238
Commercial International Bank Egypt SAEGDR	4,940	28,899
AMMB Holdings BHD	13,200	28,663
Country Garden Holdings Company Ltd.	55,940	28,656
China Pacific Insurance Group Company Ltd. — Class H	7,200	28,567
Shanghai Industrial Holdings Ltd.	8,432	28,179
Shimao Property Holdings Ltd.	12,108	28,122
Bank of Communications Company Ltd. — Class H	36,444	28,026
Krung Thai Bank PCL	41,597	27,852
Bancolombia S.A. ADR	445	27,772
Cathay Financial Holding Company Ltd.	16,486	27,706
New China Life Insurance Company Ltd. — Class H	7,600	27,654
China Cinda Asset Management Company Ltd. — Class H*	48,000	27,623
CIMB Group Holdings BHD	12,500	27,378
Agile Property Holdings Ltd.	32,000	27,334
First Financial Holding Company Ltd.	39,558	26,975
Highwealth Construction Corp.	11,600	26,844
Haitong Securities Company Ltd. — Class H	16,000	26,756
Siam Commercial Bank PCL	4,822	26,730
People's Insurance Company Group of China Ltd. — Class H	60,000	26,632
China CITIC Bank Corporation Ltd. — Class H	39,520	26,363
Chang Hwa Commercial Bank Ltd.	40,124	26,357
Woori Investment & Securities Company Ltd.	2,390	26,275
Guangzhou R&F Properties Company Ltd. — Class H	17,732	26,175
China Everbright Bank Company Ltd. — Class H	56,000	26,013
PICC Property & Casualty Company Ltd. — Class H	16,000	26,013
Chongqing Rural Commercial Bank — Class H	51,592	25,696
Fibra Uno Administracion S.A. de CV	7,300	25,630
Taishin Financial Holding Company Ltd.	47,684	25,599
Central Pattana PCL	17,200	25,578
Hua Nan Financial Holdings Company Ltd.	39,605	25,554
Poly Property Group Company Ltd.	52,120	25,488
Shin Kong Financial Holding Company Ltd.	76,338	25,455
Bank Rakyat Indonesia Persero Tbk PT	26,300	25,442
RMB Holdings Ltd.	4,878	25,418
CTBC Financial Holding Company Ltd.	36,069	25,377
Agricultural Bank of China Ltd. — Class H	51,664	25,265
SOHO China Ltd.	29,924	25,252
Banco Santander Chile ADR	984	25,023
Fubon Financial Holding Company Ltd.	15,788	25,006
FirstRand Ltd.	6,193	24,994
China Everbright Ltd.	16,000	24,939
China Merchants Bank Company Ltd. — Class H	12,204	24,912
Barclays Africa Group Ltd.	1,592	24,883
Bank Negara Indonesia Persero Tbk PT	56,300	24,801
Bank of China Ltd. — Class H	51,620	24,777
Yuanta Financial Holding Company Ltd.	44,068	24,687
Mega Financial Holding Company Ltd.	27,956	24,657
Nedbank Group Ltd.	1,128	24,630
National Bank of Greece S.A. ADR*	7,601	24,627
China Overseas Land & Investment Ltd.	8,000	24,568
China Construction Bank Corp. — Class H	31,752	24,500
Industrial & Commercial Bank of China Ltd. — Class H	35,600	24,483
Bank of Ayudhya PCL	15,329	24,466
Bank Central Asia Tbk PT	24,284	24,331
Samsung Card Company Ltd.	520	24,309
China Development Financial Holding Corp.	73,000	24,293
E.Sun Financial Holding Company Ltd.	36,220	24,216
China Life Insurance Company Ltd. — Class H	8,000	24,103
Daewoo Securities Company Ltd.	2,360	23,994
Lippo Karawaci Tbk PT	251,400	23,886
Akbank TAS	5,985	23,799
Turkiye Garanti Bankasi AS	5,768	23,796
Piraeus Bank S.A.*	11,209	23,696
Banco Santander Brasil S.A. ADR	3,520	23,654
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	18,237	23,634
Growthpoint Properties Ltd.	10,198	23,619

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 86.5% (continued)
Financial - 20.3% (continued)
Sanlam Ltd.	4,132	$23,559
Woori Finance Holdings Company Ltd.	1,722	23,539
Turkiye Is Bankasi — Class C	8,405	23,509
Bumi Serpong Damai Tbk PT	171,100	23,424
Investec Ltd.	2,708	23,389
China Life Insurance Company Ltd.	24,220	23,340
Standard Bank Group Ltd.	1,724	23,285
Bank Mandiri Persero Tbk PT	26,300	23,284
Yapi ve Kredi Bankasi AS	10,189	23,274
Coronation Fund Managers Ltd.	2,536	23,179
Samsung Securities Company Ltd.	484	23,073
Turkiye Halk Bankasi AS	3,040	22,958
Hana Financial Group, Inc.	560	22,828
Turkiye Vakiflar Bankasi Tao — Class D	9,693	22,819
Evergrande Real Estate Group Ltd.	52,272	22,797
Komercni Banka AS	104	22,625
Powszechny Zaklad Ubezpieczen S.A.	160	22,544
Credicorp Ltd.	152	22,484
Industrial Bank of Korea	1,480	22,174
KB Financial Group, Inc. ADR	566	22,142
Chailease Holding Company Ltd.	8,360	22,106
Alpha Bank AE — Class B*	27,466	22,050
Banco de Chile	176,286	21,857
Alior Bank S.A.*	880	21,769
Shinhan Financial Group Company Ltd. ADR	440	21,749
Ruentex Development Company Ltd.	12,000	21,648
Grupo Financiero Banorte SAB de CV — Class O	3,232	21,459
Samsung Life Insurance Company Ltd.	210	21,453
Hyundai Marine & Fire Insurance Company Ltd.	720	21,365
Samsung Fire & Marine Insurance Company Ltd.	76	20,925
Hanwha Life Insurance Company Ltd.	3,121	20,830
BS Financial Group, Inc.	1,290	20,771
Dongbu Insurance Company Ltd.	360	20,524
Bank Pekao S.A.	384	20,412
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,736	19,790
Kasikornbank PCL	3,028	19,709
OTP Bank plc	1,134	19,672
VTB Bank OJSCGDR	8,871	19,490
Getin Noble Bank S.A.*	21,853	19,314
China Resources Land Ltd.	8,000	18,787
Bangkok Bank PCL	3,041	18,468
African Bank Investments Ltd.	27,393	15,746
Bank of Ayudhya PCL	5,100	8,140
Kasikornbank PCL	1,000	6,509
Bangkok Bank PCL	1,000	6,073
Total Financial		2,933,227
Consumer, Cyclical - 12.7%
Eclat Textile Company Ltd.	4,000	45,015
Weichai Power Company Ltd. — Class H	7,868	34,517
Haier Electronics Group Company Ltd.	11,740	33,780
SM Investments Corp.	1,761	32,279
President Chain Store Corp.	4,000	31,945
Merida Industry Company Ltd.	4,000	31,544
Genting Malaysia BHD	22,400	30,839
Minor International PCL	30,600	30,733
Belle International Holdings Ltd.	24,100	30,133
Genting BHD	9,600	29,647
Brilliance China Automotive Holdings Ltd.	15,712	29,479
Dongfeng Motor Group Company Ltd. — Class H	16,000	28,655
AirAsia BHD	37,200	28,402
Mr Price Group Ltd.	1,488	28,187
Home Product Center PCL	87,714	28,136
Guangzhou Automobile Group Company Ltd. — Class H	24,408	27,557
Hyundai Development Company-Engineering & Construction	730	27,486
Far Eastern New Century Corp.	24,365	27,380
Byd Company Ltd. — Class H	4,032	26,923
Siam Makro PCL	21,200	26,904
Yulon Motor Company Ltd.	16,000	26,276
ANTA Sports Products Ltd.	15,656	25,857
Golden Eagle Retail Group Ltd.*	19,724	25,552
Shenzhou International Group Holdings Ltd.	8,000	25,342
CP ALL PCL	17,361	25,006
Geely Automobile Holdings Ltd.	61,328	24,848
Woolworths Holdings Limited/South Africa	3,208	24,819
Sun Art Retail Group Ltd.	19,852	24,770
Astra International Tbk PT	37,100	24,755
Great Wall Motor Company Ltd. — Class H††	5,968	24,719
Air China Ltd. — Class H	40,284	24,691
Wal-Mart de Mexico SAB de CV	9,925	24,601
Hotel Shilla Company Ltd.	228	24,400
Foschini Group Ltd.	2,224	24,379
Far Eastern Department Stores Ltd.	23,594	24,074
OPAP S.A.	1,475	24,058
China Resources Enterprise Ltd.	7,828	23,888
GOME Electrical Appliances Holding Ltd.	139,600	23,777
Eva Airways Corp.*	48,000	23,768
Grupo Comercial Chedraui S.A. de CV	7,200	23,592
Matahari Department Store Tbk PT	18,800	23,545
Massmart Holdings Ltd.	1,784	23,356
Tofas Turk Otomobil Fabrikasi AS	3,760	23,312
SK Networks Company Ltd.	2,120	23,307
China Airlines Ltd.*	68,400	23,264
China Motor Corp.	24,000	23,248
Daewoo International Corp.	640	23,225

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 86.5% (continued)
Consumer, Cyclical - 12.7% (continued)
Zhongsheng Group Holdings Ltd.	18,000	$22,970
Steinhoff International Holdings Ltd.	4,578	22,897
LG Corp.	336	22,687
Intime Retail Group Company Ltd.	24,224	22,630
Gol Linhas Aereas Inteligentes S.A. ADR*	3,708	22,470
Controladora Comercial Mexicana SAB de CV	6,000	22,081
Shinsegae Company Ltd.	96	21,902
Korean Air Lines Company Ltd.	625	21,890
Halla Visteon Climate Control Corp.	440	21,832
Hanwha Corp.	760	21,738
Hyundai Motor Co.	91	21,735
Kangwon Land, Inc.	650	21,691
Hyundai Department Store Company Ltd.	150	21,526
Turk Hava Yollari*	7,109	21,375
Truworths International Ltd.	2,992	21,007
SACI Falabella	2,637	20,932
Hyundai Mobis Company Ltd.	69	20,743
Cheng Shin Rubber Industry Company Ltd.	8,199	20,642
Hyundai Wia Corp.	112	20,540
Kia Motors Corp.	344	20,382
Lotte Shopping Company Ltd.	65	20,142
Samsung C&T Corp.	280	20,077
Ruentex Industries Ltd.	7,872	19,949
E-Mart Company Ltd.	88	19,906
Hankook Tire Company Ltd.	350	19,375
Paradise Company Ltd.	568	18,540
Latam Airlines Group S.A. ADR*	1,499	17,568
Total Consumer, Cyclical		1,835,197
Industrial - 11.7%
Hiwin Technologies Corp.	4,003	43,515
Catcher Technology Company Ltd.	4,000	33,078
DMCI Holdings, Inc.	19,050	32,006
China Resources Cement Holdings Ltd.	40,820	29,705
Phison Electronics Corp.	3,964	29,409
Airports of Thailand PCL	4,400	29,325
CSR Corporation Ltd. — Class H	32,348	29,217
Shanghai Electric Group Company Ltd. — Class H	64,000	28,573
China Railway Group Ltd. — Class H	52,408	28,402
BBMG Corp. — Class H	35,968	28,170
China Shipping Container Lines Company Ltd. — Class H*	96,228	28,061
Asia Cement Corp.	19,805	27,605
AU Optronics Corp. ADR	6,216	27,474
China Communications Construction Company Ltd. — Class H	36,012	27,462
Zhuzhou CSR Times Electric Company Ltd. — Class H	7,920	27,286
China Railway Construction Corporation Ltd. — Class H	28,164	27,219
China Everbright International Ltd.	20,000	26,942
CTCI Corp.	15,805	26,325
China COSCO Holdings Company Ltd. — Class H	59,804	25,928
Hon Hai Precision Industry Company Ltd.GDR	3,755	25,722
Delta Electronics, Inc.	3,680	25,278
Synnex Technology International Corp.	16,000	25,182
Indocement Tunggal Prakarsa Tbk PT	11,672	25,154
China National Building Material Company Ltd. — Class H	24,768	24,928
BTS Group Holdings PCL	93,600	24,923
Semen Indonesia Persero Tbk PT	17,376	24,876
Zhen Ding Technology Holding Ltd.	8,163	24,715
Nampak Ltd.	6,467	24,621
Taiwan Cement Corp.	16,296	24,371
United Tractors Tbk PT	12,300	24,329
Embraer S.A. ADR	635	24,155
Larsen & Toubro Ltd.GDR	980	24,079
Simplo Technology Company Ltd.	4,400	24,062
AAC Technologies Holdings, Inc.	4,000	23,948
Daewoo Engineering & Construction Company Ltd.*	2,450	23,741
LG Display Company Ltd. ADR	1,448	23,530
Evergreen Marine Corporation Taiwan Ltd.	40,499	23,430
Yang Ming Marine Transport Corp.	56,000	23,342
Korea Aerospace Industries Ltd.	670	23,043
Pegatron Corp.	12,000	23,008
Anhui Conch Cement Company Ltd. — Class H	6,060	22,950
Grupo Aeroportuario del Sureste SAB de CV ADR	184	22,904
Hyundai Engineering & Construction Company Ltd.	371	22,884
Hyundai Hysco Company Ltd.	283	22,880
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H	36,056	22,797
Cemex SAB de CV ADR*	1,744	21,905
Daelim Industrial Company Ltd.	242	21,896
WPG Holdings Ltd.	16,208	21,591
Promotora y Operadora de Infraestructura SAB de CV*	1,600	21,553
Hyosung Corp.	293	21,408
Orascom Construction IndustriesGDR*	534	21,360
GS Engineering & Construction Corp.	558	21,335
Kumho Petrochemical Company Ltd.	236	20,848
Doosan Infracore Company Ltd.*	1,620	20,647
LG Electronics, Inc.	276	20,622
Coway Company Ltd.	236	20,412

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 86.5% (continued)
Industrial - 11.7% (continued)
Unimicron Technology Corp.	24,000	$20,287
LS Industrial Systems Company Ltd.	326	20,140
Samsung Electro-Mechanics Company Ltd.	321	19,769
Samsung Heavy Industries Company Ltd.	720	19,649
Hyundai Glovis Company Ltd.	76	19,520
LG Innotek Company Ltd.*	156	19,123
Doosan Corp.	153	18,384
Daewoo Shipbuilding & Marine Engineering Company Ltd.	760	18,374
Doosan Heavy Industries & Construction Company Ltd.	615	18,130
Radiant Opto-Electronics Corp.	4,301	17,999
Samsung Techwin Company Ltd.	352	16,627
Samsung Engineering Company Ltd.	240	16,251
Hyundai Heavy Industries Company Ltd.	108	15,814
Hyundai Mipo Dockyard Company Ltd.	130	15,683
Kinsus Interconnect Technology Corp.	3,628	15,122
Total Industrial		1,685,003
Basic Materials - 9.0%
Eregli Demir ve Celik Fabrikalari TAS	16,045	33,883
Jiangxi Copper Company Ltd. — Class H	16,444	31,487
Nine Dragons Paper Holdings Ltd.	35,872	29,762
Petronas Chemicals Group BHD	14,000	29,086
Aluminum Corporation of China Ltd. ADR*	2,497	28,566
Nan Ya Plastics Corp.	12,090	28,261
Harmony Gold Mining Company Ltd. ADR	8,981	27,213
Zijin Mining Group Company Ltd. — Class H	103,248	26,911
Sesa Sterlite Ltd. ADR	1,372	25,821
Severstal OAOGDR	2,632	25,465
Sappi Ltd.*	6,689	25,398
MMC Norilsk Nickel OJSC ADR	1,292	25,387
Kumba Iron Ore Ltd.	724	25,337
KGHM Polska Miedz S.A.	612	25,154
Indorama Ventures PCL	30,410	24,860
Koza Altin Isletmeleri AS	2,400	24,837
TSRC Corp.	16,695	24,829
Cia Siderurgica Nacional S.A. ADR[1]	4,965	24,676
China Steel Corp.	28,367	24,546
Taiwan Fertilizer Company Ltd.	12,000	24,489
African Rainbow Minerals Ltd.	1,304	24,271
Empresas CMPC S.A.	10,793	24,161
Grupo Mexico SAB de CV	6,784	24,080
CITIC Ltd.	12,000	23,969
Yingde Gases Group Company Ltd.	21,772	23,851
Sasol Ltd. ADR	412	23,834
Southern Copper Corp.	725	23,824
PTT Global Chemical PCL	11,611	23,775
Gold Fields Ltd. ADR	5,976	23,545
Anglo American Platinum Ltd.	535	23,529
Hyundai Steel Co.	305	23,501
LG Chem Ltd.	83	23,499
Industrias Penoles SAB de CV	940	23,470
Assore Ltd.	704	23,368
IRPC PCL	215,726	22,708
POSCO ADR	280	22,632
Korea Zinc Company Ltd.	56	22,610
Mexichem SAB de CV	5,600	22,386
Ultrapar Participacoes S.A. ADR	974	22,295
Sociedad Quimica y Minera de Chile S.A. ADR	799	22,156
CAP S.A.	1,628	22,070
Lotte Chemical Corp.	128	21,980
Impala Platinum Holdings Ltd.	2,200	21,829
AngloGold Ashanti Ltd. ADR	1,269	21,814
KCC Corp.	36	21,330
Formosa Plastics Corp.	8,240	21,239
Cia de Minas Buenaventura S.A ADR	1,803	21,113
Fibria Celulose S.A. ADR*	2,135	21,051
Gerdau S.A. ADR	3,467	20,386
Formosa Chemicals & Fibre Corp.	8,180	19,993
Uralkali OJSCGDR	1,040	19,968
Braskem S.A. ADR	1,590	19,732
Hanwha Chemical Corp.	1,080	19,018
OCI Company Ltd.	116	18,452
Total Basic Materials		1,293,407
Consumer, Non-cyclical - 8.8%
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	32,000	33,239
Kuala Lumpur Kepong BHD	4,000	29,663
IOI Corporation BHD	18,500	28,942
AMOREPACIFIC Group	32	27,585
Sino Biopharmaceutical Ltd.	32,000	27,539
Uni-President China Holdings Ltd.	32,400	26,588
Gruma SAB de CV — Class B*	2,400	26,240
Jasa Marga Persero Tbk PT	47,181	26,184
Cia Brasileira de Distribuicao ADR	532	25,653
Bumrungrad Hospital PCL	6,800	25,518
OHL Mexico SAB de CV*	8,700	25,239
BIM Birlesik Magazalar AS	1,060	25,102
Bangkok Dusit Medical Services PCL — Class F	47,203	24,990
Indofood Sukses Makmur Tbk PT	40,800	24,932
CSPC Pharmaceutical Group Ltd.	32,000	24,898
Genomma Lab Internacional SAB de CV — Class B*	9,200	24,569
Grupo Lala SAB de CV	9,600	24,470
Indofood CBP Sukses Makmur Tbk PT	27,100	24,460
COSCO Pacific Ltd.	16,000	24,155
Life Healthcare Group Holdings Ltd.	5,795	23,847
China Huishan Dairy Holdings Company Ltd.*	104,000	23,752

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 86.5% (continued)
Consumer, Non-cyclical - 8.8% (continued)
Mediclinic International Ltd.	2,964	$23,648
KT&G Corp.	244	23,644
Tiger Brands Ltd.	820	23,625
Sinopharm Group Company Ltd. — Class H	8,000	23,587
Uni-President Enterprises Corp.	12,281	23,506
Fomento Economico Mexicano SAB de CV ADR	247	23,191
Aspen Pharmacare Holdings Ltd.	852	23,100
Charoen Pokphand Foods PCL	27,635	23,022
Magnit OJSCGDR	390	23,010
Dr Reddy's Laboratories Ltd. ADR	514	23,002
Gudang Garam Tbk PT	4,900	22,939
Tingyi Cayman Islands Holding Corp.	8,000	22,761
Bidvest Group Ltd.	840	22,648
Shoprite Holdings Ltd.	1,496	22,613
Want Want China Holdings Ltd.	16,312	22,394
Standard Foods Corp.	7,808	22,287
Ulker Biskuvi Sanayi AS	2,880	22,287
Grupo Modelo SAB de CV*	2,411	22,028
Orion Corporation/Republic of Korea	24	22,019
Cencosud S.A.	6,958	21,677
Hengan International Group Company Ltd.	2,000	21,484
Coca-Cola Femsa SAB de CV ADR	200	21,346
Hite Jinro Company Ltd.	960	21,342
Amorepacific Corp.	12	20,664
LG Household & Health Care Ltd.	44	20,633
Richter Gedeon Nyrt	1,240	20,323
Eurocash S.A.	1,620	19,998
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	6,000	19,935
ScinoPharm Taiwan Ltd.	8,240	19,893
China Mengniu Dairy Company Ltd.	4,000	19,458
CJ CheilJedang Corp.	60	19,439
Biostime International Holdings Ltd.	4,000	18,297
Celltrion, Inc.	450	17,447
Total Consumer, Non-cyclical		1,264,812
Communications - 7.8%
Samsung SDI Company Ltd.	269	42,005
Tencent Holdings Ltd.	2,220	36,780
True Corporation PCL*	112,000	33,136
DiGi.com BHD	17,200	30,621
Maxis BHD	14,400	30,457
Telekom Malaysia BHD	15,200	29,677
Axiata Group BHD	13,600	29,617
Astro Malaysia Holdings BHD	27,600	29,016
Philippine Long Distance Telephone Co. ADR	412	28,988
China Unicom Hong Kong Ltd. ADR	1,638	28,452
China Telecom Corporation Ltd. — Class H	48,000	27,190
ZTE Corp. — Class H	12,840	27,006
Turkcell Iletisim Hizmetleri AS ADR*	1,646	26,896
America Movil SAB de CV ADR	1,112	26,210
Naspers Ltd. — Class N	208	25,827
Far EasTone Telecommunications Company Ltd.	12,000	24,929
Hellenic Telecommunications Organization S.A.	1,808	24,893
Grupo Televisa SAB ADR	696	24,771
China Mobile Ltd. ADR	454	24,738
Telekomunikasi Indonesia Persero Tbk PT ADR	549	24,656
Turk Telekomunikasyon AS	8,190	24,549
BEC World PCL	15,630	24,338
Taiwan Mobile Company Ltd.	7,816	23,977
SK Telecom Company Ltd. ADR	844	23,894
Asia Pacific Telecom Company Ltd.	40,000	23,808
Tim Participacoes S.A. ADR	879	23,399
MTN Group Ltd.	1,125	23,347
Telefonica Brasil S.A. ADR	1,144	23,052
Media Nusantara Citra Tbk PT	102,000	23,039
Orange Polska S.A.	6,901	22,762
Vodacom Group Ltd.	1,943	22,758
Global Telecom Holding SAEGDR*	6,473	22,591
ENTEL Chile S.A.	1,854	22,384
Mobile Telesystems OJSC ADR	1,241	22,251
Global Mediacom Tbk PT	131,400	21,791
Chunghwa Telecom Company Ltd. ADR*	717	21,696
O2 Czech Republic AS	1,636	21,561
Sistema JSFCGDR	865	21,461
KT Corp. ADR	1,336	21,456
Advanced Info Service PCL	3,248	21,040
NAVER Corp.	28	20,404
LG Uplus Corp.	2,160	20,006
NCSoft Corp.	124	18,820
Oi S.A. ADR	27,518	18,162
Cheil Worldwide, Inc.*	810	17,022
Total Communications		1,125,433
Energy - 5.9%
Dialog Group BHD	51,811	30,153
Kunlun Energy Company Ltd.	16,380	27,984
PTT PCL	2,767	27,488
Bumi Armada BHD	25,600	26,914
China Coal Energy Company Ltd. — Class H	44,216	26,757
PTT Exploration & Production PCL	5,222	26,427
Yanzhou Coal Mining Company Ltd. — Class H	31,876	26,159
Banpu PCL	26,240	25,333
Thai Oil PCL	15,624	25,180
GCL-Poly Energy Holdings Ltd.*	76,156	24,861
China Shenhua Energy Company Ltd. — Class H	8,224	24,407
Exxaro Resources Ltd.	1,776	24,113
Pacific Rubiales Energy Corp.	1,239	23,789

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 86.5% (continued)
Energy - 5.9% (continued)
China Petroleum & Chemical Corp. — Class H	23,654	$23,501
CNOOC Ltd. ADR	133	23,497
Tupras Turkiye Petrol Rafinerileri AS	960	23,428
Polskie Gornictwo Naftowe i Gazownictwo S.A.	15,057	23,337
Lukoil OAO ADR	416	23,317
Tatneft OAO ADR	652	23,302
Sinopec Engineering Group Company Ltd. — Class H	20,000	22,916
Rosneft OAOGDR	3,604	22,327
GS Holdings	483	22,156
Surgutneftegas OAO ADR	3,168	22,018
Adaro Energy Tbk PT	213,400	21,842
Indo Tambangraya Megah Tbk PT	9,400	21,232
Ecopetrol S.A. ADR	623	21,020
PetroChina Company Ltd. — Class H	16,000	21,017
Gazprom OAO ADR	2,840	20,874
NOVATEK OAOGDR	200	20,770
China Longyuan Power Group Corp. — Class H	20,000	20,387
Formosa Petrochemical Corp.	7,908	20,225
Polski Koncern Naftowy Orlen S.A.	1,684	19,953
S-Oil Corp.	368	19,763
MOL Hungarian Oil & Gas plc	408	19,704
SK Holdings Company Ltd.	112	19,069
SK Innovation Company Ltd.	188	18,931
China Oilfield Services Ltd. — Class H	7,096	17,891
Total Energy		852,042
Utilities - 4.1%
China Gas Holdings Ltd.	16,428	31,838
Tenaga Nasional BHD	8,000	31,089
Metro Pacific Investments Corp.	263,600	30,434
Guangdong Investment Ltd.	24,452	27,512
Cia Energetica de Minas Gerais ADR	3,264	26,830
Huaneng Power International, Inc. — Class H	23,664	26,473
Beijing Enterprises Water Group Ltd.	40,000	26,116
CPFL Energia S.A. ADR	1,456	25,524
Public Power Corporation S.A.*	1,736	25,434
Energa S.A.	3,904	25,166
Cia Paranaense de Energia ADR	1,616	25,113
Enersis S.A. ADR	1,469	24,767
Perusahaan Gas Negara Persero Tbk PT	48,048	24,486
Aguas Andinas S.A. — Class A	38,310	24,082
Empresa Nacional de Electricidad S.A. ADR	534	23,747
CEZ AS	820	23,280
China Resources Power Holdings Company Ltd.	8,000	22,451
PGE S.A.	3,356	22,353
Centrais Eletricas Brasileiras S.A. ADR	7,761	21,576
Korea Electric Power Corp. ADR	1,048	21,243
Korea Gas Corp.	348	20,856
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,335	20,782
RusHydro JSC ADR	12,173	20,743
Beijing Enterprises Holdings Ltd.	2,232	19,497
Total Utilities		591,392
Technology - 4.0%
Foxconn Technology Company Ltd.	11,615	28,969
Acer, Inc.	36,000	28,810
Innolux Corp.	59,820	28,524
Inotera Memories, Inc.*	16,000	27,904
Wistron Corp.	28,244	27,218
Lite-On Technology Corp.	16,007	27,114
Hanergy Solar Group Ltd.	168,000	26,446
Epistar Corp.	12,000	26,409
Wipro Ltd. ADR	2,268	26,195
Compal Electronics, Inc.	28,000	25,956
Realtek Semiconductor Corp.	7,544	24,124
Kingsoft Corporation Ltd.	8,000	24,000
Advanced Semiconductor Engineering, Inc.	19,700	23,583
United Microelectronics Corp. ADR*	10,732	23,503
Vanguard International Semiconductor Corp.	16,000	23,288
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,163	23,260
Quanta Computer, Inc.	8,000	22,515
Lenovo Group Ltd.	16,000	22,008
Novatek Microelectronics Corp.	4,284	21,999
SK Hynix, Inc.	480	21,225
SK C&C Company Ltd.	124	20,328
Powertech Technology, Inc.	12,000	20,207
Siliconware Precision Industries Co. ADR	3,012	20,030
Samsung Electronics Company Ltd.GDR	28	18,032
Total Technology		581,647
Diversified - 2.2%
China Merchants Holdings International Company Ltd.	9,141	31,021
Sime Darby BHD	10,000	29,726
IJM Corporation BHD	14,000	29,305
KOC Holding AS	4,776	25,047
Remgro Ltd.	1,112	24,062
Alfa SAB de CV — Class A	8,669	23,669
Barloworld Ltd.	2,464	23,452
Haci Omer Sabanci Holding AS	4,844	22,581
Imperial Holdings Ltd.	1,216	22,467
Empresas COPEC S.A.	1,764	21,539
LS Corp.	291	20,639
CJ Corp.	144	20,454
Siam Cement PCL	1,500	20,274
Siam Cement PCL	500	6,758
Total Diversified		320,994

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 86.5% (continued)
Industrials - 0%
Neo Holdings Company Ltd.*	152	$–
Total Common Stocks
(Cost $11,660,746)		12,483,154
PREFERRED STOCKS† - 0.2%
Embotelladora Andina S.A.	6,089	21,513
Total Preferred Stocks
(Cost $31,226)		21,513
RIGHTS†† - 0.0%
True Corporation PCL
Expires 09/28/14	43,537	4,135
Innolux Corp.
Expires 09/04/14	4,494	270
Steinhoff International Holdings Ltd.
Expires 09/01/14	759	–
Total Rights
(Cost $–)		4,405
EXCHANGE TRADED FUNDS† - 12.9%
WisdomTree India Earnings Fund	50,389	1,104,527
iShares MSCI Brazil Capped ETF[1]	15,413	747,531
Total Exchange Traded Funds
(Cost $1,972,086)		1,852,058
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	23,599	23,599
Total Short Term Investments
(Cost $23,599)		23,599
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 5.5%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$247,932	247,932
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	240,711	240,711
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	229,869	229,869
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	72,213	72,213
Total Securities Lending Collateral
(Cost $790,725)		790,725
Total Investments - 105.3%
(Cost $14,478,382)		$15,175,454
Other Assets & Liabilities, net - (5.3)%		(756,946)
Total Net Assets - 100.0%		$14,418,508

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 23.8%
Pilgrim's Pride Corp.*	10,652	$297,830
Bunge Ltd.	3,498	275,783
Archer-Daniels-Midland Co.	5,913	274,363
ConAgra Foods, Inc.	9,086	273,760
Tyson Foods, Inc. — Class A	7,269	270,479
Safeway, Inc.	7,713	265,790
Hillshire Brands Co.	4,218	264,764
Spectrum Brands Holdings, Inc.	3,155	263,127
Dr Pepper Snapple Group, Inc.	4,471	262,716
PepsiCo, Inc.	2,974	262,009
Kroger Co.	5,325	260,819
Hain Celestial Group, Inc.*	3,025	258,638
Whole Foods Market, Inc.	6,723	256,953
Mead Johnson Nutrition Co. — Class A	2,806	256,581
Procter & Gamble Co.	3,314	256,239
Keurig Green Mountain, Inc.	2,146	255,975
Sprouts Farmers Market, Inc.*	8,369	255,338
Ingredion, Inc.	3,461	254,833
Lorillard, Inc.	4,206	254,379
Mondelez International, Inc. — Class A	7,051	253,836
Coca-Cola Enterprises, Inc.	5,561	252,747
Altria Group, Inc.	6,183	251,030
Clorox Co.	2,863	248,709
Constellation Brands, Inc. — Class A*	2,974	247,615
Sysco Corp.	6,929	247,296
Coca-Cola Co.	6,257	245,838
JM Smucker Co.	2,462	245,314
General Mills, Inc.	4,877	244,582
Colgate-Palmolive Co.	3,853	244,280
Kimberly-Clark Corp.	2,347	243,783
Hormel Foods Corp.	5,362	242,684
Church & Dwight Company, Inc.	3,776	242,344
McCormick & Company, Inc.	3,673	241,610
Molson Coors Brewing Co. — Class B	3,569	241,015
Pinnacle Foods, Inc.	7,999	241,010
Brown-Forman Corp. — Class B	2,774	240,367
Philip Morris International, Inc.	2,930	240,289
Reynolds American, Inc.	4,298	240,043
WhiteWave Foods Co. — Class A*	8,055	239,958
Campbell Soup Co.	5,736	238,560
Kellogg Co.	3,976	237,884
Flowers Foods, Inc.	12,422	237,136
Hershey Co.	2,674	235,713
Kraft Foods Group, Inc.	4,394	235,452
Monster Beverage Corp.*	3,677	235,181
Actavis plc*	1,026	219,832
Herbalife Ltd.[1]	4,108	215,259
Pharmacyclics, Inc.*	1,481	178,372
Scotts Miracle-Gro Co. — Class A	3,151	167,633
Cooper Companies, Inc.	969	155,894
HCA Holdings, Inc.*	2,315	151,193
Intuitive Surgical, Inc.*	326	149,161
Regeneron Pharmaceuticals, Inc.*	471	148,940
Gilead Sciences, Inc.*	1,621	148,403
LifePoint Hospitals, Inc.*	2,042	146,452
Tenet Healthcare Corp.*	2,738	144,484
Universal Health Services, Inc. — Class B	1,351	144,017
Amgen, Inc.	1,102	140,384
Hospira, Inc.*	2,523	139,951
Biogen Idec, Inc.*	417	139,441
Alere, Inc.*	3,485	139,400
Edwards Lifesciences Corp.*	1,544	139,346
Community Health Systems, Inc.*	2,919	139,236
AmerisourceBergen Corp. — Class A	1,805	138,822
VCA, Inc.*	3,722	138,793
Salix Pharmaceuticals Ltd.*	1,047	138,110
CR Bard, Inc.	921	137,441
Bristol-Myers Squibb Co.	2,712	137,281
Cardinal Health, Inc.	1,909	136,780
Abbott Laboratories	3,237	136,342
McKesson Corp.	710	136,221
Quintiles Transnational Holdings, Inc.*	2,477	136,062
Perrigo Company plc	903	135,856
Hologic, Inc.*	5,209	135,799
United Therapeutics Corp.*	1,492	135,682
Quest Diagnostics, Inc.	2,220	135,641
Brookdale Senior Living, Inc. — Class A*	3,914	135,620
Health Net, Inc.*	3,288	135,432
Catamaran Corp.*	2,964	134,832
Teleflex, Inc.	1,250	134,675
Align Technology, Inc.*	2,483	134,603
Techne Corp.	1,436	134,008
Charles River Laboratories International, Inc.*	2,464	133,573
MEDNAX, Inc.*	2,251	133,214
WellPoint, Inc.	1,213	133,200
Baxter International, Inc.	1,783	133,172
Express Scripts Holding Co.*	1,912	133,171
Celgene Corp.*	1,528	133,165
Zoetis, Inc.	4,044	133,088
Boston Scientific Corp.*	10,408	133,014
Laboratory Corporation of America Holdings*	1,282	132,931
QIAGEN N.V.*	5,424	132,508
ResMed, Inc.[1]	2,557	132,299
Allergan, Inc.	793	131,527
Alexion Pharmaceuticals, Inc.*	824	131,008
Cigna Corp.	1,450	130,558
CareFusion Corp.*	2,975	130,275
UnitedHealth Group, Inc.	1,601	129,761
Sirona Dental Systems, Inc.*	1,614	129,443
Varian Medical Systems, Inc.*	1,573	129,222
DaVita HealthCare Partners, Inc.*	1,834	129,187
Eli Lilly & Co.	2,115	129,142
Becton Dickinson and Co.	1,110	129,026
BioMarin Pharmaceutical, Inc.*	2,084	128,833
Hill-Rom Holdings, Inc.	3,256	128,286

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 23.8% (continued)
Premier, Inc. — Class A*	4,532	$128,256
Merck & Company, Inc.	2,260	128,232
Pfizer, Inc.	4,468	128,232
Covance, Inc.*	1,528	128,230
Questcor Pharmaceuticals, Inc.	1,424	128,117
Centene Corp.*	1,777	128,104
AbbVie, Inc.	2,443	127,867
DENTSPLY International, Inc.	2,752	127,748
Medivation, Inc.*	1,719	127,601
Patterson Companies, Inc.	3,265	127,368
Myriad Genetics, Inc.*,1	3,527	127,325
Henry Schein, Inc.*	1,092	126,945
Bio-Rad Laboratories, Inc. — Class A*	1,098	126,259
Medtronic, Inc.	2,044	126,197
Zimmer Holdings, Inc.	1,257	125,788
Aetna, Inc.	1,617	125,366
Mylan, Inc.*	2,539	125,350
Johnson & Johnson	1,252	125,313
Envision Healthcare Holdings, Inc.*	3,503	125,232
Covidien plc	1,446	125,093
Endo International plc*	1,864	125,037
Omnicare, Inc.	1,995	124,688
Vertex Pharmaceuticals, Inc.*	1,399	124,385
Illumina, Inc.*	776	124,090
Bruker Corp.*	5,432	123,469
Jazz Pharmaceuticals plc*	883	123,382
Stryker Corp.	1,545	123,245
St. Jude Medical, Inc.	1,884	122,818
IDEXX Laboratories, Inc.*	974	121,244
Humana, Inc.	1,029	121,062
Mallinckrodt plc*,1	1,699	118,284
Seattle Genetics, Inc.*	3,294	115,949
Cubist Pharmaceuticals, Inc.*	1,851	112,726
Incyte Corp.*	2,348	111,694
Gartner, Inc.*	1,631	111,594
Intercept Pharmaceuticals, Inc.*	479	111,300
Alkermes plc*	2,591	110,791
Leidos Holdings, Inc.	2,960	109,342
Alnylam Pharmaceuticals, Inc.*	1,975	106,749
RR Donnelley & Sons Co.	5,994	104,056
Booz Allen Hamilton Holding Corp.	4,464	99,279
Automatic Data Processing, Inc.	1,215	98,791
Robert Half International, Inc.	2,024	98,467
Genpact Ltd.*	5,572	98,067
United Rentals, Inc.*	926	98,064
ADT Corp.	2,803	97,544
Verisk Analytics, Inc. — Class A*	1,614	96,905
Cintas Corp.	1,536	96,153
Quanta Services, Inc.*	2,824	94,576
Towers Watson & Co. — Class A	919	93,756
Rollins, Inc.	3,216	91,045
Manpowergroup, Inc.	1,148	89,418
Avery Dennison Corp.	1,884	88,944
CoStar Group, Inc.*	612	87,963
Aramark	2,957	79,721
Service Corporation International	3,738	78,498
Coty, Inc. — Class A	4,478	76,619
Hertz Global Holdings, Inc.*	2,665	75,206
Avis Budget Group, Inc.*	1,323	74,339
Estee Lauder Companies, Inc. — Class A	1,007	73,974
Live Nation Entertainment, Inc.*	3,177	73,738
H&R Block, Inc.	2,281	73,289
Jarden Corp.*	1,303	72,838
McGraw Hill Financial, Inc.	905	72,599
Apollo Education Group, Inc. — Class A*	2,562	71,556
DeVry Education Group, Inc.	1,775	70,947
KAR Auction Services, Inc.	2,410	70,637
Avon Products, Inc.	5,157	68,072
SEI Investments Co.	1,825	65,372
Tupperware Brands Corp.	898	65,356
Equifax, Inc.	815	62,013
Western Union Co.	3,539	61,826
Total System Services, Inc.	1,920	61,440
MasterCard, Inc. — Class A	813	60,284
FleetCor Technologies, Inc.*	450	59,756
Moody's Corp.	679	59,073
Vantiv, Inc. — Class A*	1,789	58,643
Global Payments, Inc.	822	56,940
Aaron's, Inc.	2,137	56,374
Morningstar, Inc.	826	56,011
Alliance Data Systems Corp.*	210	55,081
CoreLogic, Inc.*	1,970	53,584
Total Consumer, Non-cyclical		27,826,939
Industrial - 13.0%
Energizer Holdings, Inc.	2,175	249,603
Golar LNG Ltd.	3,019	186,001
Ball Corp.	2,903	177,837
Vulcan Materials Co.	2,790	176,133
Silgan Holdings, Inc.	3,557	175,075
Lennox International, Inc.	2,035	173,626
Eagle Materials, Inc.	1,901	172,649
Bemis Company, Inc.	4,386	171,098
Masco Corp.	8,219	170,955
Rock-Tenn Co. — Class A	1,710	170,025
Martin Marietta Materials, Inc.	1,357	168,580
Ingersoll-Rand plc	2,864	168,375
Packaging Corporation of America	2,537	167,848
Sealed Air Corp.	5,201	167,056
Crown Holdings, Inc.*	3,572	166,277
Greif, Inc. — Class A	3,303	165,745
Hexcel Corp.*	4,430	165,018
AptarGroup, Inc.	2,699	164,909
Owens-Illinois, Inc.*	5,198	162,126
Valmont Industries, Inc.	1,108	161,358
Sonoco Products Co.	4,118	161,179
Precision Castparts Corp.	699	159,931
SunPower Corp. — Class A*	4,263	156,580
USG Corp.*	5,889	155,764
Owens Corning	4,526	154,110
Armstrong World Industries, Inc.*	3,122	151,979
Acuity Brands, Inc.	1,329	142,562
Thermo Fisher Scientific, Inc.	1,104	134,135

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 13.0% (continued)
PerkinElmer, Inc.	2,812	$129,971
URS Corp.	2,147	122,959
Timken Co.	2,652	117,484
AVX Corp.	8,614	117,150
Tech Data Corp.*	1,864	117,040
Amphenol Corp. — Class A	1,166	112,134
Avnet, Inc.	2,611	110,524
Vishay Intertechnology, Inc.	7,418	109,267
Jabil Circuit, Inc.	5,409	107,964
Knowles Corp.*	3,569	103,787
CH Robinson Worldwide, Inc.	1,526	102,945
AECOM Technology Corp.*	2,995	101,680
Landstar System, Inc.	1,528	101,046
Trinity Industries, Inc.	2,304	100,547
Mettler-Toledo International, Inc.*	388	99,771
J.B. Hunt Transport Services, Inc.	1,279	98,816
Kansas City Southern	905	98,699
Lockheed Martin Corp.	591	98,679
Snap-on, Inc.	819	98,444
Northrop Grumman Corp.	797	98,246
Kirby Corp.*	843	98,176
Old Dominion Freight Line, Inc.*	1,541	97,823
Covanta Holding Corp.	4,785	97,709
Republic Services, Inc. — Class A	2,572	97,556
Zebra Technologies Corp. — Class A*	1,215	97,285
Waste Management, Inc.	2,165	97,187
Con-way, Inc.	1,964	96,923
National Instruments Corp.	3,041	96,826
TransDigm Group, Inc.	573	96,218
Stanley Black & Decker, Inc.	1,100	96,195
Waste Connections, Inc.	2,031	96,148
General Dynamics Corp.	823	96,102
Ryder System, Inc.	1,115	96,035
Norfolk Southern Corp.	941	95,662
Stericycle, Inc.*	811	95,414
Exelis, Inc.	5,665	95,398
CSX Corp.	3,174	94,966
Wabtec Corp.	1,177	94,960
Honeywell International, Inc.	1,034	94,952
Union Pacific Corp.	964	94,771
Roper Industries, Inc.	657	94,654
Waters Corp.*	915	94,648
3M Co.	671	94,537
Expeditors International of Washington, Inc.	2,186	94,391
FedEx Corp.	641	94,150
Graco, Inc.	1,264	93,726
Agilent Technologies, Inc.	1,667	93,502
ITT Corp.	2,032	93,411
Flowserve Corp.	1,257	93,068
Joy Global, Inc.	1,570	93,038
Alliant Techsystems, Inc.	716	93,030
Huntington Ingalls Industries, Inc.	1,023	93,011
Babcock & Wilcox Co.	2,995	92,965
Spirit AeroSystems Holdings, Inc. — Class A*	2,851	92,857
Foster Wheeler AG	2,816	92,815
Raytheon Co.	1,019	92,495
Lincoln Electric Holdings, Inc.	1,391	92,418
Textron, Inc.	2,539	92,343
GATX Corp.	1,488	92,256
FLIR Systems, Inc.	2,769	92,152
Dover Corp.	1,074	92,106
Genesee & Wyoming, Inc. — Class A*	923	92,051
United Parcel Service, Inc. — Class B	945	91,750
Fluor Corp.	1,257	91,598
Hubbell, Inc. — Class B	782	91,447
IDEX Corp.	1,206	91,439
Emerson Electric Co.	1,433	91,211
AO Smith Corp.	1,951	91,112
Tyco International Ltd.	2,108	90,961
General Electric Co.	3,614	90,892
Nordson Corp.	1,204	90,505
Donaldson Company, Inc.	2,328	90,303
Deere & Co.	1,060	90,216
Rockwell Collins, Inc.	1,231	90,195
Carlisle Companies, Inc.	1,124	89,942
Caterpillar, Inc.	892	89,869
Illinois Tool Works, Inc.	1,090	89,783
Boeing Co.	745	89,758
Danaher Corp.	1,212	89,543
Jacobs Engineering Group, Inc.*	1,762	89,527
Crane Co.	1,300	89,193
SPX Corp.	898	89,019
Teekay Corp.	1,596	88,833
Clean Harbors, Inc.*	1,535	88,462
B/E Aerospace, Inc.*	1,039	88,460
Kennametal, Inc.	2,082	88,027
AMETEK, Inc.	1,806	87,934
Parker-Hannifin Corp.	764	87,822
Pall Corp.	1,133	87,774
United Technologies Corp.	830	87,275
Allegion plc	1,694	87,122
Chicago Bridge & Iron Company N.V.	1,467	87,022
Regal-Beloit Corp.	1,238	87,019
Manitowoc Company, Inc.	3,257	86,506
Xylem, Inc.	2,449	86,425
Middleby Corp.*	1,185	86,339
Rockwell Automation, Inc.	773	86,313
Triumph Group, Inc.	1,359	86,093
Cummins, Inc.	614	85,585
Eaton Corporation plc	1,241	84,289
AGCO Corp.	1,725	84,025
KBR, Inc.	4,061	83,900
Terex Corp.	2,422	83,583
L-3 Communications Holdings, Inc.	793	83,233
Pentair plc	1,283	82,202
Tidewater, Inc.	1,735	82,013
Colfax Corp.*	1,302	81,987
Trimble Navigation Ltd.*	2,592	80,093
Gentex Corp.	2,588	74,793

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 13.0% (continued)
Leggett & Platt, Inc.	2,217	$72,718
Fortune Brands Home & Security, Inc.	1,905	71,990
Garmin Ltd.	1,252	68,910
AMERCO	256	67,369
TimkenSteel Corp.	1,326	57,694
Total Industrial		15,269,690
Energy - 10.8%
Energen Corp.	2,689	219,503
Whiting Petroleum Corp.*	2,144	189,723
Athlon Energy, Inc.*	3,757	179,059
Cameron International Corp.*	2,499	177,204
Cheniere Energy, Inc.*	2,487	175,980
SolarCity Corp.*	2,453	175,463
Patterson-UTI Energy, Inc.	5,050	173,468
Apache Corp.	1,688	173,290
Oasis Petroleum, Inc.*	3,229	172,590
Concho Resources, Inc.*	1,225	172,480
Hess Corp.	1,730	171,235
National Oilwell Varco, Inc.	2,099	170,103
Schlumberger Ltd.	1,561	169,196
Nabors Industries Ltd.	6,229	169,180
Halliburton Co.	2,449	168,957
Cimarex Energy Co.	1,215	168,909
Tesoro Corp.	2,740	168,620
MRC Global, Inc.*	6,273	168,305
Pioneer Natural Resources Co.	754	166,981
QEP Resources, Inc.	5,040	166,572
Kinder Morgan, Inc.	4,622	166,299
FMC Technologies, Inc.*	2,735	166,288
Anadarko Petroleum Corp.	1,554	166,045
Marathon Oil Corp.	4,277	165,734
RPC, Inc.	7,338	165,105
Williams Companies, Inc.	2,904	164,454
SM Energy Co.	2,084	163,677
Chevron Corp.	1,266	163,618
Cabot Oil & Gas Corp. — Class A	4,937	162,674
Frank's International N.V.	7,022	162,559
Devon Energy Corp.	2,152	162,476
ConocoPhillips	1,968	162,360
Spectra Energy Corp.	3,966	162,289
Continental Resources, Inc.*	1,103	161,898
EOG Resources, Inc.	1,477	161,643
Marathon Petroleum Corp.	1,930	161,116
Exxon Mobil Corp.	1,625	160,778
Occidental Petroleum Corp.	1,645	160,733
Baker Hughes, Inc.	2,337	160,715
CVR Energy, Inc.[1]	3,413	160,684
Unit Corp.*	2,536	160,656
HollyFrontier Corp.	3,409	160,257
ONEOK, Inc.	2,487	160,237
Diamond Offshore Drilling, Inc.[1]	3,420	160,022
Murphy Oil Corp.	2,573	159,860
Dresser-Rand Group, Inc.*	2,686	159,844
Phillips 66	1,965	159,381
Dril-Quip, Inc.*	1,580	159,217
Newfield Exploration Co.*	3,949	159,145
Oil States International, Inc.*	2,595	159,048
Rowan Companies plc — Class A	5,204	158,826
Helmerich & Payne, Inc.	1,494	158,752
Targa Resources Corp.	1,241	158,228
Superior Energy Services, Inc.	4,688	157,517
Denbury Resources, Inc.	9,239	156,601
EP Energy Corp. — Class A*	7,778	155,560
Peabody Energy Corp.	10,149	153,960
Atwood Oceanics, Inc.*	3,181	153,165
Seadrill Ltd.	4,219	152,981
Laredo Petroleum, Inc.*	5,626	152,690
Antero Resources Corp.*	2,636	152,255
Valero Energy Corp.	2,981	151,435
NOW, Inc.*	4,702	151,357
WPX Energy, Inc.*	7,254	149,215
Oceaneering International, Inc.	2,191	148,791
Southwestern Energy Co.*	3,633	147,427
Range Resources Corp.	1,949	147,325
Cobalt International Energy, Inc.*	9,188	147,192
Rice Energy, Inc.*	5,590	147,017
Kosmos Energy Ltd.*	15,135	145,750
Chesapeake Energy Corp.	5,515	145,431
Equities Corp.	1,550	145,421
SandRidge Energy, Inc.*,1	24,193	144,190
PBF Energy, Inc. — Class A	5,310	143,901
Gulfport Energy Corp.*	2,693	143,833
Noble Energy, Inc.	2,154	143,219
CONSOL Energy, Inc.	3,655	141,887
Ultra Petroleum Corp.*	5,709	130,850
Murphy USA, Inc.*	1,541	76,156
Seventy Seven Energy, Inc.*	393	8,815
Total Energy		12,625,377
Consumer, Cyclical - 10.3%
CVS Health Corp.	3,469	264,893
GNC Holdings, Inc. — Class A	7,623	250,111
Rite Aid Corp.*	37,247	249,182
Walgreen Co.	3,612	248,397
Fastenal Co.	3,625	160,768
World Fuel Services Corp.	3,547	152,344
Dolby Laboratories, Inc. — Class A*	2,660	118,743
Ingram Micro, Inc. — Class A*	3,966	113,824
Sabre Corp.	5,817	110,407
Arrow Electronics, Inc.*	1,888	109,410
United Continental Holdings, Inc.*	2,299	106,650
Copa Holdings S.A. — Class A	675	102,512
Southwest Airlines Co.	3,606	101,978
Spirit Airlines, Inc.*	1,537	100,551
PACCAR, Inc.	1,508	93,903
Delta Air Lines, Inc.	2,491	93,313
Allison Transmission Holdings, Inc.	3,138	91,881
Copart, Inc.*	2,742	91,528
Alaska Air Group, Inc.	2,055	90,358
Toro Co.	1,520	90,182
WW Grainger, Inc.	376	88,416
Navistar International Corp.*	2,505	88,101
HD Supply Holdings, Inc.*	3,451	87,724
MSC Industrial Direct Company, Inc. — Class A	1,026	87,508
TRW Automotive Holdings Corp.*	852	87,151

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Cyclical - 10.3% (continued)
Polaris Industries, Inc.	588	$86,754
Under Armour, Inc. — Class A*	1,297	86,575
American Airlines Group, Inc.	2,223	86,364
PetSmart, Inc.	1,265	86,197
WESCO International, Inc.*	1,096	86,025
Chipotle Mexican Grill, Inc. — Class A*	127	85,407
Hanesbrands, Inc.	848	82,858
Carter's, Inc.	1,082	82,838
Lions Gate Entertainment Corp.	2,684	82,667
JC Penney Company, Inc.*,1	8,775	82,310
Family Dollar Stores, Inc.	1,095	81,850
Oshkosh Corp.	1,766	81,625
Hilton Worldwide Holdings, Inc.*	3,335	80,739
Lear Corp.	855	80,515
International Game Technology	4,737	80,198
Royal Caribbean Cruises Ltd.	1,336	79,693
Deckers Outdoor Corp.*	899	79,570
Wynn Resorts Ltd.	373	79,523
Urban Outfitters, Inc.*	2,205	78,785
Newell Rubbermaid, Inc.	2,424	78,732
Staples, Inc.	6,777	78,545
MGM Resorts International*	2,924	78,480
Sally Beauty Holdings, Inc.*	3,023	78,447
Bed Bath & Beyond, Inc.*	1,238	78,353
GameStop Corp. — Class A	1,865	78,274
Harman International Industries, Inc.	714	77,505
Lowe's Companies, Inc.	1,614	77,230
NIKE, Inc. — Class B	1,001	77,207
Whirlpool Corp.	540	77,026
Best Buy Company, Inc.	2,582	76,763
Dillard's, Inc. — Class A	643	76,659
Nordstrom, Inc.	1,106	76,568
Norwegian Cruise Line Holdings Ltd.*	2,335	76,541
Wyndham Worldwide Corp.	1,012	76,457
Marriott International, Inc. — Class A	1,181	76,423
Target Corp.	1,279	76,216
Coach, Inc.	2,201	76,067
Dollar Tree, Inc.*	1,395	75,986
LKQ Corp.*	2,904	75,954
Visteon Corp.*	793	75,732
Costco Wholesale Corp.	644	75,696
Kohl's Corp.	1,413	75,652
Home Depot, Inc.	932	75,352
O'Reilly Automotive, Inc.*	502	75,300
Starbucks Corp.	969	75,272
Ford Motor Co.	4,421	75,245
Choice Hotels International, Inc.	1,604	75,212
L Brands, Inc.	1,294	75,013
Domino's Pizza, Inc.	1,041	74,952
Darden Restaurants, Inc.	1,603	74,940
Tractor Supply Co.	1,199	74,542
Madison Square Garden Co. — Class A*	1,254	74,412
TJX Companies, Inc.	1,393	74,233
Macy's, Inc.	1,284	74,202
Penske Automotive Group, Inc.	1,597	74,181
Las Vegas Sands Corp.	1,003	74,072
Ralph Lauren Corp. — Class A	475	74,034
Ulta Salon Cosmetics & Fragrance, Inc.*	800	73,864
VF Corp.	1,205	73,830
Burger King Worldwide, Inc.	2,798	73,811
Tiffany & Co.	756	73,793
Sears Holdings Corp.*,1	1,933	73,744
Panera Bread Co. — Class A*	500	73,650
Kate Spade & Co.*	1,946	73,617
Big Lots, Inc.	1,682	73,588
BorgWarner, Inc.	1,179	73,393
Cabela's, Inc.*	1,256	73,300
Hyatt Hotels Corp. — Class A*	1,245	73,243
CarMax, Inc.*	1,498	73,117
AutoZone, Inc.*	141	72,901
Cinemark Holdings, Inc.	2,221	72,848
Wal-Mart Stores, Inc.	988	72,697
PVH Corp.	658	72,498
The Gap, Inc.	1,804	72,358
SeaWorld Entertainment, Inc.	2,598	72,355
Dick's Sporting Goods, Inc.	1,701	72,344
Ross Stores, Inc.	1,123	72,321
CST Brands, Inc.	2,160	72,209
Tesla Motors, Inc.*	323	72,126
Chico's FAS, Inc.	4,561	72,109
Foot Locker, Inc.	1,517	72,103
NVR, Inc.*	64	72,092
Starwood Hotels & Resorts Worldwide, Inc.	937	71,999
Genuine Parts Co.	868	71,888
Wendy's Co.	8,765	71,435
Dunkin' Brands Group, Inc.	1,664	71,319
DSW, Inc. — Class A	2,680	71,261
Carnival Corp.	1,963	71,100
Johnson Controls, Inc.	1,505	71,096
Tempur Sealy International, Inc.*	1,297	70,959
Williams-Sonoma, Inc.	1,057	70,893
Fossil Group, Inc.*	719	70,462
Goodyear Tire & Rubber Co.	2,788	70,174
Signet Jewelers Ltd.	688	70,032
Hasbro, Inc.	1,401	69,994
McDonald's Corp.	739	69,880
Thor Industries, Inc.	1,319	69,867
Ascena Retail Group, Inc.*	4,343	69,749
Regal Entertainment Group — Class A	3,575	69,570
General Motors Co.	2,051	69,365
Michael Kors Holdings Ltd.*	850	69,258
Mohawk Industries, Inc.*	555	69,247
Bally Technologies, Inc.*	1,149	69,135
Abercrombie & Fitch Co. — Class A	1,756	69,081
Advance Auto Parts, Inc.	570	69,033
AutoNation, Inc.*	1,290	68,783
Mattel, Inc.	1,915	67,839

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Cyclical - 10.3% (continued)
Six Flags Entertainment Corp.	1,761	$67,305
Brinker International, Inc.	1,497	67,125
Toll Brothers, Inc.*	2,053	67,113
Dollar General Corp.*	1,215	67,104
WABCO Holdings, Inc.*	682	66,481
DreamWorks Animation SKG, Inc. — Class A*	3,324	66,480
PulteGroup, Inc.	3,758	66,329
Lennar Corp. — Class A	1,827	66,192
Harley-Davidson, Inc.	1,061	65,591
DR Horton, Inc.	3,141	65,019
Yum! Brands, Inc.	930	64,542
Taylor Morrison Home Corp. — Class A*	3,506	62,337
Gaming and Leisure Properties, Inc.	1,779	59,899
Nu Skin Enterprises, Inc. — Class A	1,015	59,570
Total Consumer, Cyclical		12,130,220
Financial - 10.2%
Iron Mountain, Inc.	3,216	107,769
Air Lease Corp. — Class A	2,513	86,573
CBS Outdoor Americas, Inc.	2,192	72,972
NASDAQ OMX Group, Inc.	1,567	66,112
Digital Realty Trust, Inc.	1,023	65,871
CIT Group, Inc.	1,308	64,236
Bank of New York Mellon Corp.	1,642	64,104
Apartment Investment & Management Co. — Class A	1,841	62,925
SLM Corp.	7,059	62,543
American Tower Corp. — Class A	662	62,486
Mercury General Corp.	1,267	62,363
American Realty Capital Properties, Inc.	4,739	62,127
Home Properties, Inc.	943	62,040
Northern Trust Corp.	924	61,806
CME Group, Inc. — Class A	834	61,666
State Street Corp.	874	61,565
Endurance Specialty Holdings Ltd.	1,162	61,457
AvalonBay Communities, Inc.	415	61,453
TD Ameritrade Holding Corp.	1,913	61,446
Equity Residential	949	61,353
Charles Schwab Corp.	2,207	61,244
UDR, Inc.	2,096	60,952
Essex Property Trust, Inc.	321	60,852
Piedmont Office Realty Trust, Inc. — Class A	3,128	60,840
Reinsurance Group of America, Inc. — Class A	758	60,837
Huntington Bancshares, Inc.	6,188	60,766
Goldman Sachs Group, Inc.	351	60,677
Camden Property Trust	838	60,638
Citigroup, Inc.	1,236	60,453
Alexandria Real Estate Equities, Inc.	768	60,365
Voya Financial, Inc.	1,623	60,213
Lincoln National Corp.	1,149	60,196
Federal Realty Investment Trust	493	60,196
Lazard Ltd. — Class A	1,150	60,145
Visa, Inc. — Class A	285	60,137
Post Properties, Inc.	1,109	60,108
American Campus Communities, Inc.	1,543	60,054
American Homes 4 Rent — Class A	3,296	60,053
Raymond James Financial, Inc.	1,178	60,019
Invesco Ltd.	1,593	59,945
BOK Financial Corp.	904	59,880
Brandywine Realty Trust	3,847	59,821
New York Community Bancorp, Inc.	3,767	59,819
Spirit Realty Capital, Inc.	5,170	59,817
Realogy Holdings Corp.*	1,626	59,771
Brown & Brown, Inc.	1,939	59,681
Morgan Stanley	1,844	59,635
Intercontinental Exchange, Inc.	310	59,588
E*TRADE Financial Corp.*	2,834	59,571
Ameriprise Financial, Inc.	498	59,561
Simon Property Group, Inc.	354	59,539
HCP, Inc.	1,433	59,512
WP Carey, Inc.	905	59,486
Associated Banc-Corp.	3,316	59,423
Boston Properties, Inc.	497	59,367
Santander Consumer USA Holdings, Inc. ADR	3,096	59,350
Weingarten Realty Investors	1,802	59,304
Health Care REIT, Inc.	932	59,303
JPMorgan Chase & Co.	1,028	59,285
White Mountains Insurance Group Ltd.	98	59,281
Brixmor Property Group, Inc.	2,617	59,275
Omega Healthcare Investors, Inc.	1,622	59,268
City National Corp.	787	59,222
Comerica, Inc.	1,178	59,206
Public Storage	345	59,205
Duke Realty Corp.	3,291	59,205
Protective Life Corp.	853	59,181
Crown Castle International Corp.	797	59,121
CBOE Holdings, Inc.	1,219	59,085
Vornado Realty Trust	557	59,053
First Horizon National Corp.	5,012	59,042
First Niagara Financial Group, Inc.	6,863	59,022
Douglas Emmett, Inc.	2,067	58,889
DDR Corp.	3,356	58,864
Interactive Brokers Group, Inc. — Class A	2,557	58,849
Cullen/Frost Bankers, Inc.	754	58,789
Principal Financial Group, Inc.	1,182	58,722
Equity Lifestyle Properties, Inc.	1,325	58,684
Hudson City Bancorp, Inc.	6,018	58,676
Jones Lang LaSalle, Inc.	474	58,634
Allstate Corp.	1,003	58,625
Discover Financial Services	960	58,618
Berkshire Hathaway, Inc. — Class B*	467	58,576
Bank of Hawaii Corp.	1,024	58,552
Corporate Office Properties Trust	2,063	58,527
Equity Commonwealth	2,178	58,501

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 10.2% (continued)
Kilroy Realty Corp.	946	$58,501
Affiliated Managers Group, Inc.*	293	58,380
CBL & Associates Properties, Inc.	3,121	58,363
Starwood Property Trust, Inc.	2,472	58,339
Prologis, Inc.	1,429	58,317
Commerce Bancshares, Inc.	1,293	58,263
General Growth Properties, Inc.	2,493	58,261
Washington Prime Group, Inc.	3,083	58,238
Ventas, Inc.	917	58,230
XL Group plc — Class A	1,806	58,225
Bank of America Corp.	3,816	58,194
Chimera Investment Corp.	18,352	58,176
Markel Corp.*	92	58,154
PacWest Bancorp	1,394	58,088
M&T Bank Corp.	478	58,077
Regency Centers Corp.	1,068	58,056
Everest Re Group Ltd.	372	57,999
Taubman Centers, Inc.	788	57,965
ProAssurance Corp.	1,328	57,941
Marsh & McLennan Companies, Inc.	1,141	57,929
Host Hotels & Resorts, Inc.	2,664	57,916
Unum Group	1,686	57,880
WR Berkley Corp.	1,297	57,859
CBRE Group, Inc. — Class A*	1,876	57,856
Tanger Factory Outlet Centers, Inc.	1,669	57,831
Validus Holdings Ltd.	1,583	57,827
MFA Financial, Inc.	7,102	57,810
Erie Indemnity Co. — Class A	789	57,771
Retail Properties of America, Inc. — Class A	3,832	57,672
Macerich Co.	887	57,664
East West Bancorp, Inc.	1,692	57,630
Navient Corp.	3,347	57,568
SL Green Realty Corp.	534	57,565
BioMed Realty Trust, Inc.	2,677	57,556
Healthcare Trust of America, Inc. — Class A	4,832	57,549
TCF Financial Corp.	3,639	57,533
Zions Bancorporation	1,996	57,525
People's United Financial, Inc.	3,961	57,514
Weyerhaeuser Co.	1,836	57,504
Prudential Financial, Inc.	661	57,487
HCC Insurance Holdings, Inc.	1,230	57,416
Synovus Financial Corp.	2,437	57,391
Forest City Enterprises, Inc. — Class A*	2,993	57,376
Two Harbors Investment Corp.	5,607	57,360
Realty Income Corp.	1,332	57,343
Mid-America Apartment Communities, Inc.	820	57,334
U.S. Bancorp	1,364	57,329
Hospitality Properties Trust	2,006	57,311
Axis Capital Holdings Ltd.	1,328	57,303
Extra Space Storage, Inc.	1,107	57,265
Wells Fargo & Co.	1,125	57,263
American Capital Agency Corp.	2,476	57,245
PartnerRe Ltd.	548	57,189
Torchmark Corp.	1,084	57,170
Capital One Financial Corp.	717	57,030
BlackRock, Inc. — Class A	187	56,985
Corrections Corporation of America	1,767	56,933
Arthur J Gallagher & Co.	1,265	56,925
Loews Corp.	1,351	56,917
Howard Hughes Corp.*	391	56,859
Kimco Realty Corp.	2,535	56,733
Alleghany Corp.*	137	56,697
TFS Financial Corp.*	4,206	56,697
ACE Ltd.	566	56,657
Regions Financial Corp.	5,585	56,632
National Retail Properties, Inc.	1,592	56,627
Columbia Property Trust, Inc.	2,217	56,556
Aflac, Inc.	946	56,514
Allied World Assurance Company Holdings AG	1,567	56,428
KeyCorp	4,167	56,421
Hartford Financial Services Group, Inc.	1,651	56,398
Fifth Third Bancorp	2,753	56,381
Cincinnati Financial Corp.	1,225	56,375
LPL Financial Holdings, Inc.	1,187	56,359
American National Insurance Co.	517	56,353
Popular, Inc.*	1,759	56,112
Annaly Capital Management, Inc.	5,054	56,099
SunTrust Banks, Inc.	1,474	56,086
BB&T Corp.	1,513	56,011
Travelers Companies, Inc.	624	55,885
CNA Financial Corp.	1,495	55,868
StanCorp Financial Group, Inc.	925	55,815
American Financial Group, Inc.	996	55,766
SVB Financial Group*	511	55,709
Franklin Resources, Inc.	1,028	55,666
Assurant, Inc.	877	55,567
American International Group, Inc.	1,069	55,567
Senior Housing Properties Trust	2,430	55,550
Aon plc	658	55,509
MetLife, Inc.	1,054	55,440
T. Rowe Price Group, Inc.	713	55,372
Ally Financial, Inc.*	2,400	55,104
Legg Mason, Inc.	1,161	55,089
American Express Co.	626	55,088
PNC Financial Services Group, Inc.	667	55,068
Federated Investors, Inc. — Class B	1,949	55,001
Arch Capital Group Ltd.*	1,029	55,000
Chubb Corp.	634	54,974
Artisan Partners Asset Management, Inc. — Class A	1,054	54,913
Signature Bank*	480	54,907
Fulton Financial Corp.	4,840	54,886
Eaton Vance Corp.	1,561	54,838
RenaissanceRe Holdings Ltd.	560	54,774

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 10.2% (continued)
Plum Creek Timber Company, Inc.	1,322	$54,691
Liberty Property Trust	1,551	54,549
Progressive Corp.	2,320	54,381
BankUnited, Inc.	1,730	54,045
Hanover Insurance Group, Inc.	928	53,648
Aspen Insurance Holdings Ltd.	1,310	52,413
Assured Guaranty Ltd.	2,287	51,046
Old Republic International Corp.	3,541	50,955
First Republic Bank	1,088	50,831
Waddell & Reed Financial, Inc. — Class A	952	50,256
Nationstar Mortgage Holdings, Inc.*,1	1,619	49,397
FNF Group	1,786	48,418
Ocwen Financial Corp.*	1,594	48,091
MBIA, Inc.*	4,781	45,802
Genworth Financial, Inc. — Class A*	3,417	44,763
Rayonier, Inc.	1,237	42,132
NorthStar Asset Management Group Incorporated*	1,809	32,399
NorthStar Realty Finance Corp.	1,809	29,125
FNFV Group*	593	9,701
Total Financial		12,001,234
Utilities - 8.5%
ITC Holdings Corp.	6,538	236,022
Duke Energy Corp.	3,240	233,700
UGI Corp.	4,788	232,409
Consolidated Edison, Inc.	4,133	231,819
American Water Works Company, Inc.	4,831	230,777
CenterPoint Energy, Inc.	9,462	230,116
Southern Co.	5,303	229,567
Xcel Energy, Inc.	7,447	229,368
Pepco Holdings, Inc.	8,538	229,245
NiSource, Inc.	6,075	228,906
TECO Energy, Inc.	13,067	228,150
Ameren Corp.	5,890	226,471
Westar Energy, Inc.	6,270	225,971
SCANA Corp.	4,441	225,958
Dominion Resources, Inc.	3,330	225,241
AES Corp.	15,414	225,199
Sempra Energy	2,250	224,348
PPL Corp.	6,790	224,002
AGL Resources, Inc.	4,324	223,291
American Electric Power Company, Inc.	4,286	222,829
Alliant Energy Corp.	3,941	222,667
Edison International	4,063	222,652
OGE Energy Corp.	6,193	222,638
DTE Energy Co.	3,015	222,567
Great Plains Energy, Inc.	8,963	222,193
CMS Energy Corp.	7,674	222,009
Integrys Energy Group, Inc.	3,383	221,789
Wisconsin Energy Corp.	5,089	221,779
Pinnacle West Capital Corp.	4,133	221,074
Northeast Utilities	5,035	221,037
PG&E Corp.	4,908	219,240
Aqua America, Inc.	9,217	219,180
Hawaiian Electric Industries, Inc.[1]	9,253	218,556
MDU Resources Group, Inc.	6,935	218,522
NextEra Energy, Inc.	2,326	218,388
Calpine Corp.*	9,870	217,535
Questar Corp.	9,753	216,907
Vectren Corp.	5,666	215,818
Atmos Energy Corp.	4,454	215,217
FirstEnergy Corp.	6,818	212,790
Entergy Corp.	2,913	212,154
National Fuel Gas Co.	3,076	211,967
Public Service Enterprise Group, Inc.	5,939	208,875
Exelon Corp.	6,471	201,119
NRG Energy, Inc.	6,375	197,370
Total Utilities		9,987,432
Technology - 8.2%
First Solar, Inc.*	2,430	153,357
Cerner Corp.*	2,536	139,987
Allscripts Healthcare Solutions, Inc.*	8,398	133,696
athenahealth, Inc.*	1,064	132,362
IMS Health Holdings, Inc.*	4,836	126,220
EMC Corp.	4,299	125,962
Veeva Systems, Inc. — Class A*	5,283	125,736
Intel Corp.	3,680	124,715
Western Digital Corp.	1,239	123,689
Skyworks Solutions, Inc.	2,397	121,672
NetApp, Inc.	3,110	120,792
SolarWinds, Inc.*	2,934	120,705
Red Hat, Inc.*	2,050	119,146
International Business Machines Corp.	621	119,027
VMware, Inc. — Class A*	1,197	118,934
Apple, Inc.	1,243	118,793
Lam Research Corp.	1,688	118,160
Citrix Systems, Inc.*	1,744	118,121
Hewlett-Packard Co.	3,306	117,727
Broadcom Corp. — Class A	3,060	117,076
Microsoft Corp.	2,689	116,057
ANSYS, Inc.*	1,507	115,948
KLA-Tencor Corp.	1,617	115,599
Activision Blizzard, Inc.	5,125	114,697
Brocade Communications Systems, Inc.	12,442	114,591
Intuit, Inc.	1,393	114,184
CA, Inc.	3,916	113,094
Concur Technologies, Inc.*	1,214	112,853
Cognizant Technology Solutions Corp. — Class A*	2,288	112,226
Teradata Corp.*	2,659	112,103
IPG Photonics Corp.*	1,663	112,003
NetSuite, Inc.*	1,328	111,964
MICROS Systems, Inc.*	1,652	111,725
Rovi Corp.*	4,771	111,498
Advanced Micro Devices, Inc.*,1	28,483	111,369
Oracle Corp.	2,752	111,153
Cree, Inc.*	2,348	110,896
DST Systems, Inc.	1,229	110,696

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Technology - 8.2% (continued)
Cadence Design Systems, Inc.*	6,552	$110,270
Avago Technologies Ltd.	1,588	110,175
Solera Holdings, Inc.	1,717	109,888
Computer Sciences Corp.	1,756	109,557
Diebold, Inc.	2,905	109,460
Synopsys, Inc.*	2,892	109,231
Workday, Inc. — Class A*	1,300	108,992
Texas Instruments, Inc.	2,352	108,780
PTC, Inc.*	3,014	108,383
ServiceNow, Inc.*	1,836	107,957
Akamai Technologies, Inc.*	1,822	107,534
ON Semiconductor Corp.*	12,539	107,334
Autodesk, Inc.*	2,011	107,287
Adobe Systems, Inc.*	1,550	107,121
NCR Corp.*	3,452	106,839
NVIDIA Corp.	6,092	106,610
salesforce.com, Inc.*	1,954	106,005
Altera Corp.	3,234	105,816
Teradyne, Inc.	5,803	105,731
Micron Technology, Inc.*	3,453	105,489
Nuance Communications, Inc.*	5,791	105,280
Linear Technology Corp.	2,380	105,041
QUALCOMM, Inc.	1,425	105,023
SunEdison, Inc.*	5,248	104,960
Stratasys Ltd.*	1,041	104,662
Tableau Software, Inc. — Class A*	1,605	104,325
Marvell Technology Group Ltd.	7,810	104,185
VeriFone Systems, Inc.*	3,103	103,982
Electronic Arts, Inc.*	3,086	103,690
Microchip Technology, Inc.	2,302	103,636
Applied Materials, Inc.	4,935	103,438
Analog Devices, Inc.	2,082	103,330
Xerox Corp.	7,767	102,990
3D Systems Corp.*,1	2,023	101,413
Riverbed Technology, Inc.*	5,643	101,010
SanDisk Corp.	1,099	100,789
Atmel Corp.*	12,278	100,680
Lexmark International, Inc. — Class A	2,071	99,470
Xilinx, Inc.	2,392	98,383
Informatica Corp.*	3,098	98,269
Maxim Integrated Products, Inc.	3,308	96,957
Freescale Semiconductor Ltd.*	4,830	96,697
Pitney Bowes, Inc.	3,533	95,603
Paychex, Inc.	2,317	95,019
IHS, Inc. — Class A*	705	92,616
Accenture plc — Class A	1,165	92,361
Fidelity National Information Services, Inc.	1,084	61,138
Fiserv, Inc.*	986	60,807
MSCI, Inc. — Class A*	1,330	60,183
Dun & Bradstreet Corp.	537	59,086
Broadridge Financial Solutions, Inc.	1,453	58,658
Jack Henry & Associates, Inc.	1,002	58,467
Total Technology		9,669,140
Communications - 7.9%
Frontier Communications Corp.	41,323	270,665
Windstream Holdings, Inc.[1]	23,174	265,574
CenturyLink, Inc.	6,443	252,823
Verizon Communications, Inc.	4,754	239,697
tw telecom, Inc. — Class A*	5,815	236,903
AT&T, Inc.	6,638	236,246
T-Mobile US, Inc.*	7,149	235,488
Level 3 Communications, Inc.*	5,333	234,545
Telephone & Data Systems, Inc.	9,243	231,075
United States Cellular Corp.*	5,906	230,866
Sprint Corp.*	28,434	208,990
Twitter, Inc.*	2,917	131,820
Facebook, Inc. — Class A*	1,708	124,086
LinkedIn Corp. — Class A*	675	121,932
SBA Communications Corp. — Class A*	1,138	121,686
Yahoo!, Inc.*	3,352	120,035
VeriSign, Inc.*	2,197	118,747
Symantec Corp.	5,012	118,584
ARRIS Group, Inc.*	3,441	117,578
CommScope Holding Company, Inc.*	4,715	116,178
F5 Networks, Inc.*	1,025	115,405
Cisco Systems, Inc.	4,574	115,401
Palo Alto Networks, Inc.*	1,425	115,226
Fortinet, Inc.*	4,692	115,189
Equinix, Inc.*	535	114,768
Google, Inc. — Class A*	196	113,592
JDS Uniphase Corp.*	9,551	113,370
Google, Inc. — Class C*	198	113,177
AOL, Inc.*	2,895	111,602
Juniper Networks, Inc.	4,651	109,485
CDW Corp.	3,534	109,165
TIBCO Software, Inc.*	5,646	108,968
IAC/InterActiveCorp	1,621	108,931
EchoStar Corp. — Class A*	2,148	108,904
Amdocs Ltd.	2,376	107,728
Motorola Solutions, Inc.	1,682	107,110
Groupon, Inc. — Class A*	16,552	107,091
Zynga, Inc. — Class A*	36,674	107,088
FireEye, Inc.*	2,979	105,755
Harris Corp.	1,495	102,064
Corning, Inc.	5,147	101,139
Splunk, Inc.*	2,131	100,200
Yelp, Inc. — Class A*	1,480	99,397
Rackspace Hosting, Inc.*	3,018	91,415
Time Warner, Inc.	1,100	91,322
Discovery Communications, Inc. — Class A*	1,009	85,977
Gannett Company, Inc.	2,571	84,123
Cablevision Systems Corp. — Class A	4,298	82,608
eBay, Inc.*	1,536	81,101
Expedia, Inc.	985	78,229
Walt Disney Co.	908	77,979
Priceline Group, Inc.*	62	77,032
Scripps Networks Interactive, Inc. — Class A	932	76,806

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Communications - 7.9% (continued)
Charter Communications, Inc. — Class A*	496	$76,642
Comcast Corp. — Class A	1,426	76,619
DIRECTV*	889	76,498
Interpublic Group of Companies, Inc.	3,878	76,436
HomeAway, Inc.*	2,198	76,315
Time Warner Cable, Inc.	524	76,032
News Corp. — Class A*	4,289	75,701
John Wiley & Sons, Inc. — Class A	1,256	75,473
DISH Network Corp. — Class A*	1,206	74,603
Sirius XM Holdings, Inc.*	22,067	74,586
AMC Networks, Inc. — Class A*	1,238	74,119
Omnicom Group, Inc.	1,052	73,629
Liberty Ventures*	1,061	73,379
Starz — Class A*	2,568	73,214
Netflix, Inc.*	173	73,131
Viacom, Inc. — Class B	881	72,832
Lamar Advertising Co. — Class A	1,452	72,818
Liberty Interactive Corp. — Class A*	2,594	72,762
Amazon.com, Inc.*	232	72,614
CBS Corp. — Class B	1,276	72,515
Graham Holdings Co. — Class B	105	72,004
Nielsen N.V.	1,553	71,609
zulily, Inc. — Class A*	2,054	71,109
Clear Channel Outdoor Holdings, Inc. — Class A	9,217	69,588
Twenty-First Century Fox, Inc. — Class A	2,194	69,506
TripAdvisor, Inc.*	717	68,000
Pandora Media, Inc.*	2,653	66,643
Zillow, Inc. — Class A*	446	64,014
Thomson Reuters Corp.	1,641	62,046
FactSet Research Systems, Inc.	506	60,786
Liberty Media Corp. — Class C*	1,130	53,110
Liberty Media Corp. — Class A*	565	26,583
Total Communications		9,315,781
Basic Materials - 7.1%
United States Steel Corp.[1]	6,947	232,655
Cliffs Natural Resources, Inc.[1]	12,547	218,945
Steel Dynamics, Inc.	10,123	214,709
Alcoa, Inc.	12,312	201,794
Southern Copper Corp.	5,982	196,568
LyondellBasell Industries N.V. — Class A	1,781	189,232
Rockwood Holdings, Inc.	2,397	189,219
Westlake Chemical Corp.	2,133	186,403
Freeport-McMoRan, Inc.	4,998	186,026
CF Industries Holdings, Inc.	740	185,251
Tahoe Resources, Inc.*	7,001	185,176
Royal Gold, Inc.	2,421	182,955
Air Products & Chemicals, Inc.	1,379	181,959
Ecolab, Inc.	1,662	180,378
NewMarket Corp.	465	179,955
Newmont Mining Corp.	7,215	179,726
Nucor Corp.	3,570	179,285
Sherwin-Williams Co.	869	179,214
Sigma-Aldrich Corp.	1,765	177,241
Airgas, Inc.	1,646	175,990
Valspar Corp.	2,340	175,617
Cytec Industries, Inc.	1,736	175,076
International Paper Co.	3,670	174,324
International Flavors & Fragrances, Inc.	1,726	174,309
PPG Industries, Inc.	878	174,160
Praxair, Inc.	1,358	174,014
Dow Chemical Co.	3,405	173,893
Ashland, Inc.	1,661	173,824
RPM International, Inc.	3,917	173,053
WR Grace & Co.*	1,898	172,718
MeadWestvaco Corp.	4,112	171,882
EI du Pont de Nemours & Co.	2,646	170,164
Huntsman Corp.	6,504	169,429
Monsanto Co.	1,477	167,034
Reliance Steel & Aluminum Co.	2,444	166,803
Compass Minerals International, Inc.	1,909	164,212
Mosaic Co.	3,554	163,875
FMC Corp.	2,511	163,767
Celanese Corp. — Class A	2,804	163,221
Rayonier Advanced Materials, Inc.	4,963	161,099
Eastman Chemical Co.	2,044	161,026
Platform Specialty Products Corp.*	6,509	160,837
Allegheny Technologies, Inc.	4,258	160,314
Cabot Corp.	3,042	159,370
Albemarle Corp.	2,525	154,884
Carpenter Technology Corp.	2,848	154,191
Domtar Corp.	4,052	145,548
Veritiv Corp.*	68	2,715
Total Basic Materials		8,304,040
Diversified - 0.0%
Leucadia National Corp.	2,245	55,474
Total Common Stocks
(Cost $99,955,697)		117,185,327
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	177,878	177,878
Total Short Term Investments
(Cost $177,878)		177,878

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.8%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$670,849	670,849
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	651,309	651,309
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	621,974	621,974

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.8% (continued)
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	$195,393	$195,393
Total Securities Lending Collateral
(Cost $2,139,525)		$2,139,525
Total Investments - 101.8%
(Cost $102,273,100)		$119,502,730
Other Assets & Liabilities, net - (1.8)%		(2,094,675)
Total Net Assets - 100.0%		$117,408,055

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9%
Consumer, Non-cyclical - 24.1%
SUPERVALU, Inc.*	12,474	$114,387
Natural Grocers by Vitamin Cottage, Inc.*	4,587	104,034
Andersons, Inc.	1,888	101,989
Omega Protein Corp.*	7,265	101,855
Calavo Growers, Inc.	2,893	99,779
John B Sanfilippo & Son, Inc.	3,708	98,077
Boston Beer Company, Inc. — Class A*	444	97,858
Fresh Del Monte Produce, Inc.	3,250	97,305
SpartanNash Co.	4,635	97,150
Vector Group Ltd.	4,704	96,573
Cal-Maine Foods, Inc.	1,346	95,835
Limoneira Co.	4,330	95,477
Sanderson Farms, Inc.	1,045	95,189
J&J Snack Foods Corp.	1,052	94,775
Seaboard Corp.*	33	94,116
Nutraceutical International Corp.*	4,073	94,005
Seneca Foods Corp. — Class A*	3,264	93,415
Diamond Foods, Inc.*	3,477	93,392
Weis Markets, Inc.	2,182	93,084
Universal Corp.	1,786	92,747
Ingles Markets, Inc. — Class A	3,748	91,901
Coca-Cola Bottling Company Consolidated	1,314	91,744
Snyder's-Lance, Inc.	3,696	91,698
TreeHouse Foods, Inc.*	1,247	91,655
Alliance One International, Inc.*	40,257	91,383
Lancaster Colony Corp.	1,035	90,407
Chiquita Brands International, Inc.*	9,413	90,271
Tootsie Roll Industries, Inc.	3,412	89,838
United Natural Foods, Inc.*	1,527	89,513
Medifast, Inc.*	3,115	89,431
National Beverage Corp.*	5,215	89,385
WD-40 Co.	1,321	88,189
Post Holdings, Inc.*	1,953	87,729
Annie's, Inc.*	2,999	87,511
Chefs' Warehouse, Inc.*	4,923	86,497
Fresh Market, Inc.*	2,879	86,168
Dean Foods Co.	5,529	84,704
USANA Health Sciences, Inc.*	1,297	82,813
B&G Foods, Inc. — Class A	2,932	82,301
Boulder Brands, Inc.*	6,751	76,624
Pendrell Corp.*	41,682	61,272
Puma Biotechnology, Inc.*	250	55,429
Civeo Corp.	1,637	41,579
Marrone Bio Innovations, Inc.*	3,422	31,722
Senomyx, Inc.*	4,336	30,590
Matthews International Corp. — Class A	575	25,007
Barrett Business Services, Inc.	397	22,662
Amedisys, Inc.*	1,121	22,621
Resources Connection, Inc.	1,434	21,653
ACCO Brands Corp.*	3,008	19,913
Heidrick & Struggles International, Inc.	1,028	19,193
Forrester Research, Inc.	495	19,147
Vistaprint N.V.*	388	19,113
CRA International, Inc.*	795	18,985
Multi-Color Corp.	482	18,976
Zeltiq Aesthetics, Inc.*	928	18,782
Korn/Ferry International*	634	18,652
H&E Equipment Services, Inc.	514	18,597
PHH Corp.*	793	18,517
Team, Inc.*	466	18,458
Capella Education Co.	288	18,420
Hackett Group, Inc.	3,064	18,384
IPC The Hospitalist Company, Inc.*	372	18,295
Brink's Co.	680	18,251
Performant Financial Corp.*	1,901	18,231
Ascent Capital Group, Inc. — Class A*	292	18,098
FTI Consulting, Inc.*	489	18,073
TeleTech Holdings, Inc.*	653	17,977
TriNet Group, Inc.*	768	17,971
Electro Rent Corp.	1,176	17,934
Gentiva Health Services, Inc.*	989	17,901
Monster Worldwide, Inc.*	2,753	17,895
ExlService Holdings, Inc.*	636	17,840
TrueBlue, Inc.*	659	17,786
ICF International, Inc.*	514	17,769
Advisory Board Co.*	354	17,750
Quad/Graphics, Inc.	840	17,741
MAXIMUS, Inc.	428	17,702
Insperity, Inc.	554	17,678
Deluxe Corp.	320	17,603
McGrath RentCorp	507	17,517
LHC Group, Inc.*	746	17,516
Vascular Solutions, Inc.*	710	17,515
Ohr Pharmaceutical, Inc.*	1,933	17,398
CDI Corp.	1,251	17,351
Navigant Consulting, Inc.*	1,061	17,316
Progenics Pharmaceuticals, Inc.*	3,606	17,238
Natus Medical, Inc.*	599	17,233
PRGX Global, Inc.*	2,857	17,200
Ennis, Inc.	1,208	17,129
ABM Industries, Inc.	692	17,030
Liberty Tax, Inc.*	485	17,029
Convergys Corp.	877	17,005
Great Lakes Dredge & Dock Corp.*	2,344	16,924
Chemed Corp.	166	16,907
SP Plus Corp.*	862	16,895
Corporate Executive Board Co.	272	16,883
K2M Group Holdings, Inc.*	992	16,833
ExamWorks Group, Inc.*	476	16,798
Team Health Holdings, Inc.*	297	16,795
Paylocity Holding Corp.*	854	16,730
Universal Technical Institute, Inc.	1,397	16,722
Neogen Corp.*	383	16,722
CBIZ, Inc.*	2,046	16,695
RPX Corp.*	1,069	16,676
Kforce, Inc.	838	16,668
AMN Healthcare Services, Inc.*	1,268	16,611
Exelixis, Inc.*,1	4,111	16,607
Epizyme, Inc.*	530	16,600

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Consumer, Non-cyclical - 24.1% (continued)
CryoLife, Inc.	1,685	$16,597
Career Education Corp.*	3,247	16,592
Cynosure, Inc. — Class A*	727	16,532
Dyax Corp.*	1,752	16,504
American Public Education, Inc.*	461	16,458
Cross Country Healthcare, Inc.*	2,288	16,451
ABIOMED, Inc.*	641	16,410
OvaScience, Inc.*	1,672	16,402
Spectranetics Corp.*	639	16,390
Akorn, Inc.*	483	16,388
Kelly Services, Inc. — Class A	1,028	16,386
Almost Family, Inc.*	695	16,291
BioDelivery Sciences International, Inc.*	1,270	16,193
Healthcare Services Group, Inc.	618	16,155
Threshold Pharmaceuticals, Inc.*	3,837	16,154
Quidel Corp.*	676	16,136
Ensign Group, Inc.	488	16,070
NuVasive, Inc.*	429	16,036
Abaxis, Inc.	338	16,025
HealthSouth Corp.	417	15,983
US Physical Therapy, Inc.	457	15,968
Weight Watchers International, Inc.[1]	735	15,942
Bio-Reference Laboratories, Inc.*	507	15,915
Revlon, Inc. — Class A*	521	15,890
LifeLock, Inc.*	1,134	15,740
Inovio Pharmaceuticals, Inc.*,1	1,554	15,695
Providence Service Corp.*	396	15,686
BioCryst Pharmaceuticals, Inc.*	1,252	15,675
Merge Healthcare, Inc.*	6,367	15,663
Receptos, Inc.*	378	15,653
Masimo Corp.*	650	15,652
Pacira Pharmaceuticals, Inc.*	170	15,640
Capital Senior Living Corp.*	634	15,622
Luminex Corp.*	858	15,616
Organovo Holdings, Inc.*,1	2,061	15,602
Tumi Holdings, Inc.*	739	15,578
Sagent Pharmaceuticals, Inc.*	610	15,543
RTI Surgical, Inc.*	3,401	15,543
Huron Consulting Group, Inc.*	257	15,533
Kindred Healthcare, Inc.	649	15,511
Haemonetics Corp.*	435	15,473
Sequenom, Inc.*	4,111	15,416
Healthways, Inc.*	890	15,388
Strayer Education, Inc.*	296	15,339
Central Garden and Pet Co. — Class A*	1,644	15,339
Sotheby's	386	15,305
Idenix Pharmaceuticals, Inc.*	623	15,214
Collectors Universe, Inc.	757	15,155
Greatbatch, Inc.*	306	15,150
Acadia Healthcare Company, Inc.*	317	15,108
MiMedx Group, Inc.*	2,184	15,091
PTC Therapeutics, Inc.*	570	15,059
Cyberonics, Inc.*	253	15,046
Integra LifeSciences Holdings Corp.*	317	15,032
OPKO Health, Inc.*	1,704	15,029
Inogen, Inc.*	751	15,020
Alliance HealthCare Services, Inc.*	526	15,017
Landauer, Inc.	348	15,016
Bright Horizons Family Solutions, Inc.*	361	15,007
Cambrex Corp.*	712	15,002
Keryx Biopharmaceuticals, Inc.*	995	14,975
Aegerion Pharmaceuticals, Inc.*	445	14,956
Sunesis Pharmaceuticals, Inc.*	2,271	14,943
Select Medical Holdings Corp.	961	14,934
Endocyte, Inc.*	2,250	14,929
Emergent Biosolutions, Inc.*	678	14,916
Cenveo, Inc.*	4,422	14,902
Dendreon Corp.*,1	7,194	14,892
Ironwood Pharmaceuticals, Inc. — Class A*	1,005	14,874
TESARO, Inc.*	516	14,840
Surgical Care Affiliates, Inc.*	505	14,837
InterMune, Inc.*	338	14,828
Symmetry Medical, Inc.*	1,683	14,827
Addus HomeCare Corp.*	669	14,812
NutriSystem, Inc.	922	14,798
Hanger, Inc.*	467	14,781
Chindex International, Inc.*	631	14,772
Alimera Sciences, Inc.*	2,553	14,756
ServiceSource International, Inc.*	3,328	14,743
OraSure Technologies, Inc.*	1,790	14,732
PAREXEL International Corp.*	275	14,728
Anacor Pharmaceuticals, Inc.*	883	14,702
CSS Industries, Inc.	595	14,691
Foundation Medicine, Inc.*	652	14,683
Monro Muffler Brake, Inc.	289	14,678
West Pharmaceutical Services, Inc.	360	14,670
Amsurg Corp. — Class A*	307	14,662
Chimerix, Inc.*	645	14,654
Air Methods Corp.*	291	14,623
ChemoCentryx, Inc.*,1	2,658	14,619
Triple-S Management Corp. — Class B*	846	14,618
Halozyme Therapeutics, Inc.*	1,498	14,591
Agenus, Inc.*	4,414	14,566
National Healthcare Corp.	265	14,564
Grand Canyon Education, Inc.*	338	14,534
Carriage Services, Inc. — Class A	901	14,533
Albany Molecular Research, Inc.*	763	14,528
Universal American Corp.	1,829	14,522
Endologix, Inc.*	1,026	14,518
Utah Medical Products, Inc.	279	14,511
Meridian Bioscience, Inc.	735	14,487
Enzo Biochem, Inc.*	3,011	14,453
PDL BioPharma, Inc.	1,539	14,436
HeartWare International, Inc.*	171	14,400
Wright Medical Group, Inc.*	467	14,393
Ultragenyx Pharmaceutical, Inc.*	329	14,377
Auxilium Pharmaceuticals, Inc.*	717	14,354
STERIS Corp.	282	14,348
Orthofix International N.V.*	434	14,348
Affymetrix, Inc.*	1,668	14,345

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Consumer, Non-cyclical - 24.1% (continued)
HMS Holdings Corp.*	779	$14,341
Eleven Biotherapeutics, Inc.*	1,307	14,338
Relypsa, Inc.*	634	14,335
BioTelemetry, Inc.*	1,990	14,328
Repligen Corp.*	683	14,323
Exact Sciences Corp.*,1	917	14,314
K12, Inc.*	614	14,312
Esperion Therapeutics, Inc.*	996	14,273
ICU Medical, Inc.*	245	14,271
Viad Corp.	671	14,239
Osiris Therapeutics, Inc.*	962	14,238
Thoratec Corp.*	438	14,235
Revance Therapeutics, Inc.*	462	14,174
AMAG Pharmaceuticals, Inc.*	739	14,108
Dynavax Technologies Corp.*	9,531	14,106
Ophthotech Corp.*	361	14,101
BioSpecifics Technologies Corp.*	539	14,089
VIVUS, Inc.*	2,917	14,060
Helen of Troy Ltd.*	262	14,051
Synergy Pharmaceuticals, Inc.*,1	3,847	14,042
PharMerica Corp.*	520	14,035
OncoMed Pharmaceuticals, Inc.*	650	14,034
SciClone Pharmaceuticals, Inc.*	2,911	14,031
Insulet Corp.*	397	14,030
Bridgepoint Education, Inc.*	1,168	14,028
Galena Biopharma, Inc.*,1	4,938	14,024
Analogic Corp.	195	14,022
Franklin Covey Co.*	743	14,013
AVANIR Pharmaceuticals, Inc. — Class A*	2,686	13,994
Genomic Health, Inc.*	549	13,989
Array BioPharma, Inc.*	3,496	13,984
Synta Pharmaceuticals Corp.*	3,537	13,971
National Research Corp. — Class A*	1,057	13,963
Five Star Quality Care, Inc.*	3,054	13,957
Insys Therapeutics, Inc.*	516	13,947
CorVel Corp.*	346	13,937
ARC Document Solutions, Inc.*	2,557	13,936
Vanda Pharmaceuticals, Inc.*	948	13,936
Cantel Medical Corp.	415	13,915
On Assignment, Inc.*	515	13,910
Immunomedics, Inc.*	4,288	13,893
Magellan Health, Inc.*	241	13,882
Retrophin, Inc.*	1,306	13,870
DexCom, Inc.*	367	13,829
Insmed, Inc.*	809	13,826
Globus Medical, Inc. — Class A*	619	13,804
NeoStem, Inc.*,1	2,237	13,802
Alder Biopharmaceuticals, Inc.*	817	13,799
NxStage Medical, Inc.*	1,033	13,791
Egalet Corp.*	1,137	13,758
TherapeuticsMD, Inc.*	2,963	13,748
XenoPort, Inc.*	3,204	13,745
Agios Pharmaceuticals, Inc.*	341	13,742
AngioDynamics, Inc.*	941	13,739
Merit Medical Systems, Inc.*	1,068	13,713
Northwest Biotherapeutics, Inc.*	2,075	13,695
IGI Laboratories, Inc.*	2,598	13,692
Volcano Corp.*	829	13,687
Molina Healthcare, Inc.*	335	13,685
SurModics, Inc.*	720	13,673
Inter Parfums, Inc.	523	13,666
Neurocrine Biosciences, Inc.*	1,006	13,661
ARIAD Pharmaceuticals, Inc.*	2,371	13,657
Hill International, Inc.*	2,839	13,656
Novavax, Inc.*	3,150	13,640
Exactech, Inc.*	599	13,621
BioScrip, Inc.*	1,814	13,587
Flexion Therapeutics, Inc.*	1,104	13,557
CONMED Corp.	347	13,533
Hyperion Therapeutics, Inc.*	593	13,503
Achillion Pharmaceuticals, Inc.*	1,971	13,501
Anika Therapeutics, Inc.*	321	13,501
Phibro Animal Health Corp. — Class A	711	13,481
CTI BioPharma Corp.*,1	5,196	13,458
ITT Educational Services, Inc.*,1	944	13,433
MacroGenics, Inc.*	661	13,418
Lexicon Pharmaceuticals, Inc.*	9,124	13,412
KYTHERA Biopharmaceuticals, Inc.*	398	13,365
Intrexon Corp.*	605	13,364
Derma Sciences, Inc.*	1,380	13,358
Arrowhead Research Corp.*	1,055	13,346
Oxford Immunotec Global plc*	839	13,340
Momenta Pharmaceuticals, Inc.*	1,252	13,321
ACADIA Pharmaceuticals, Inc.*	655	13,277
NanoViricides, Inc.*,1	3,267	13,264
Acceleron Pharma, Inc.*	447	13,240
Cytokinetics, Inc.*	3,130	13,240
Clovis Oncology, Inc.*	363	13,231
Skilled Healthcare Group, Inc. — Class A*	2,217	13,191
Navidea Biopharmaceuticals, Inc.*,1	9,910	13,180
AtriCure, Inc.*	798	13,143
Rent-A-Center, Inc. — Class A	547	13,095
Portola Pharmaceuticals, Inc.*	520	13,073
Xencor, Inc.*	1,353	13,070
Prestige Brands Holdings, Inc.*	424	13,059
Rigel Pharmaceuticals, Inc.*	3,990	13,047
Cardiovascular Systems, Inc.*	483	13,041
Invacare Corp.	871	13,039
LDR Holding Corp.*	569	13,036
Accuray, Inc.*	1,655	13,025
Tornier N.V.*	628	13,018
Rockwell Medical, Inc.*,1	1,288	13,009
Enanta Pharmaceuticals, Inc.*	345	12,975
Bluebird Bio, Inc.*	388	12,959
Repros Therapeutics, Inc.*	923	12,940
Atrion Corp.	46	12,926
Corcept Therapeutics, Inc.*	5,383	12,865
Spectrum Pharmaceuticals, Inc.*	1,827	12,862
Acorda Therapeutics, Inc.*	439	12,850
Cerus Corp.*	3,650	12,848

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Consumer, Non-cyclical - 24.1% (continued)
Pernix Therapeutics Holdings, Inc.*	1,710	$12,842
SFX Entertainment, Inc.*	1,870	12,810
Isis Pharmaceuticals, Inc.*	413	12,799
Stemline Therapeutics, Inc.*	998	12,784
Cytori Therapeutics, Inc.*,1	6,235	12,782
Cempra, Inc.*	1,388	12,770
Peregrine Pharmaceuticals, Inc.*,1	8,454	12,766
Veracyte, Inc.*	892	12,756
POZEN, Inc.	1,760	12,742
Auspex Pharmaceuticals, Inc.*	699	12,729
Omeros Corp.*	933	12,698
Aerie Pharmaceuticals, Inc.*	712	12,624
Unilife Corp.*,1	5,004	12,610
Corporate Resource Services, Inc.*	6,353	12,579
NPS Pharmaceuticals, Inc.*	450	12,573
Karyopharm Therapeutics, Inc.*	362	12,558
Idera Pharmaceuticals, Inc.*,1	4,955	12,536
Genocea Biosciences, Inc.*	720	12,535
Orexigen Therapeutics, Inc.*	2,511	12,530
Dicerna Pharmaceuticals, Inc.*	834	12,527
WellCare Health Plans, Inc.*	200	12,476
GenMark Diagnostics, Inc.*	1,164	12,455
Five Prime Therapeutics, Inc.*	1,037	12,444
Sucampo Pharmaceuticals, Inc. — Class A*	2,108	12,437
XOMA Corp.*	3,204	12,432
Merrimack Pharmaceuticals, Inc.*	2,090	12,352
BioTime, Inc.*	4,858	12,339
NanoString Technologies, Inc.*	1,024	12,339
Nektar Therapeutics*	1,166	12,301
ImmunoGen, Inc.*	1,141	12,300
Supernus Pharmaceuticals, Inc.*	1,420	12,297
Regulus Therapeutics, Inc.*	1,923	12,288
Adamas Pharmaceuticals, Inc.*	771	12,267
Medicines Co.*	522	12,199
Theravance Biopharma, Inc.*	435	12,193
Kindred Biosciences, Inc.*	800	12,192
Intra-Cellular Therapies, Inc.*	841	12,186
Akebia Therapeutics, Inc.*	550	12,177
Vital Therapies, Inc.*	530	12,137
Ampio Pharmaceuticals, Inc.*	2,011	12,126
Ligand Pharmaceuticals, Inc. — Class B*	246	12,096
Verastem, Inc.*	1,623	11,994
NewLink Genetics Corp.*	563	11,924
TG Therapeutics, Inc.*	1,507	11,920
Cepheid*	315	11,857
STAAR Surgical Co.*	921	11,853
Cellular Dynamics International, Inc.*	1,028	11,812
MannKind Corp.*,1	1,412	11,804
Geron Corp.*	4,890	11,760
Mirati Therapeutics, Inc.*	647	11,756
TriVascular Technologies, Inc.*	853	11,729
Arena Pharmaceuticals, Inc.*	2,532	11,723
Elizabeth Arden, Inc.*	566	11,677
Oncothyreon, Inc.*	4,275	11,671
Durata Therapeutics, Inc.*	900	11,574
Celldex Therapeutics, Inc.*	884	11,572
Impax Laboratories, Inc.*	494	11,555
Potbelly Corp.*	992	11,497
Tetraphase Pharmaceuticals, Inc.*	1,089	11,435
Infinity Pharmaceuticals, Inc.*	1,257	11,426
Cara Therapeutics, Inc.*	893	11,386
Sangamo BioSciences, Inc.*	956	11,357
Depomed, Inc.*	1,140	11,343
Care.com, Inc.*	1,194	11,331
Tandem Diabetes Care, Inc.*	906	11,316
CytRx Corp.*	3,456	11,267
Education Management Corp.*,1	8,720	11,249
Prothena Corporation plc*	647	11,232
Cardtronics, Inc.*	290	11,182
Pain Therapeutics, Inc.*	2,639	11,110
Raptor Pharmaceutical Corp.*,1	1,287	11,081
Antares Pharma, Inc.*,1	5,431	11,079
ZIOPHARM Oncology, Inc.*,1	3,529	11,046
Aratana Therapeutics, Inc.*	957	11,034
RadNet, Inc.*	2,141	10,941
Theravance, Inc.	503	10,915
Heartland Payment Systems, Inc.	229	10,878
Versartis, Inc.*	531	10,832
Actinium Pharmaceuticals, Inc.*	1,710	10,790
Bio-Path Holdings, Inc.*,1	4,705	10,727
ANI Pharmaceuticals, Inc.*	413	10,581
Achaogen, Inc.*	975	10,540
Pacific Biosciences of California, Inc.*	2,306	10,538
TransEnterix, Inc.*	2,648	10,513
Lannett Company, Inc.*	311	10,453
Sarepta Therapeutics, Inc.*	489	10,435
WEX, Inc.*	96	10,360
Euronet Worldwide, Inc.*	207	10,358
Heron Therapeutics, Inc.*	1,172	10,302
Zogenix, Inc.*	7,793	10,287
AcelRx Pharmaceuticals, Inc.*	1,464	10,189
Synageva BioPharma Corp.*	147	10,056
Neuralstem, Inc.*	3,464	9,907
MoneyGram International, Inc.*	671	9,696
Global Cash Access Holdings, Inc.*	1,124	9,408
Green Dot Corp. — Class A*	518	9,319
Tejon Ranch Co.*	318	9,095
Accelerate Diagnostics, Inc.*	496	9,017
EVERTEC, Inc.	397	8,877
Tree.com, Inc.*	345	8,804
Information Services Group, Inc.*	1,931	8,438
Xoom Corp.*	384	8,317
Applied Genetic Technologies Corp.*	481	7,696
Galectin Therapeutics, Inc.*,1	1,056	6,484
Regado Biosciences, Inc.*	2,116	6,306
Asterias Biotherapeutics, Inc.*	2	4
Total Consumer, Non-cyclical		9,454,110
Industrial - 13.4%
PowerSecure International, Inc.*	5,228	51,391
NN, Inc.	1,511	43,820
Nuverra Environmental Solutions, Inc.*,1	2,325	43,292
AEP Industries, Inc.*	1,041	42,420

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Industrial - 13.4% (continued)
PGT, Inc.*	4,437	$41,086
US Concrete, Inc.*	1,549	39,638
Graphic Packaging Holding Co.*	3,284	39,408
Apogee Enterprises, Inc.	1,210	39,265
Era Group, Inc.*	1,448	38,807
Capstone Turbine Corp.*,1	27,318	37,972
UFP Technologies, Inc.*	1,498	37,825
Patrick Industries, Inc.*	905	37,693
Trex Company, Inc.*	1,336	37,608
Chase Corp.	1,112	37,529
CLARCOR, Inc.	630	37,366
Quanex Building Products Corp.	2,156	36,846
Calgon Carbon Corp.*	1,737	36,824
Koppers Holdings, Inc.	1,021	36,786
Comfort Systems USA, Inc.	2,466	36,743
Boise Cascade Co.*	1,304	36,708
Rexnord Corp.*	1,355	36,463
LSB Industries, Inc.*	945	36,392
RTI International Metals, Inc.*	1,461	36,320
Mueller Industries, Inc.	1,305	36,318
Berry Plastics Group, Inc.*	1,489	36,168
Handy & Harman Ltd.*	1,597	35,933
Insteel Industries, Inc.	1,943	35,653
Northwest Pipe Co.*	994	35,635
Myers Industries, Inc.	1,922	35,519
Olympic Steel, Inc.	1,615	35,417
Louisiana-Pacific Corp.*	2,613	35,380
Continental Building Products, Inc.*	2,657	35,046
Universal Forest Products, Inc.	800	35,024
Haynes International, Inc.	703	35,009
LSI Industries, Inc.	4,898	34,972
Mueller Water Products, Inc. — Class A	4,494	34,829
Belden, Inc.	512	34,765
AAON, Inc.	1,764	34,610
Polypore International, Inc.*	802	34,566
NCI Building Systems, Inc.*	2,061	34,542
Worthington Industries, Inc.	901	34,463
Dynamic Materials Corp.	1,678	34,365
Global Brass & Copper Holdings, Inc.	2,259	34,292
Ampco-Pittsburgh Corp.	1,694	34,168
Gibraltar Industries, Inc.*	2,314	33,993
Nortek, Inc.*	426	33,982
Griffon Corp.	3,146	33,882
Masonite International Corp.*	688	33,719
LB Foster Co. — Class A	721	33,635
RBC Bearings, Inc.	601	33,343
Tredegar Corp.	1,658	32,397
Simpson Manufacturing Company, Inc.	1,065	32,387
Ply Gem Holdings, Inc.*	3,767	31,379
Headwaters, Inc.*	2,869	30,670
Builders FirstSource, Inc.*	5,149	30,585
Stock Building Supply Holdings, Inc.*	1,915	28,265
PAM Transportation Services, Inc.*	681	23,671
Echo Global Logistics, Inc.*	963	21,197
Hurco Companies, Inc.	637	20,454
XPO Logistics, Inc.*	661	20,418
Greenbrier Companies, Inc.	314	20,237
GP Strategies Corp.*	735	19,999
Ducommun, Inc.*	720	19,907
Matson, Inc.	731	19,700
NVE Corp.*	292	19,373
Tennant Co.	265	19,332
Heartland Express, Inc.	858	19,262
FARO Technologies, Inc.*	377	19,087
Saia, Inc.*	418	19,082
Proto Labs, Inc.*	234	18,954
Universal Truckload Services, Inc.	767	18,630
Blount International, Inc.*	1,426	18,624
Knight Transportation, Inc.	777	18,617
American Railcar Industries, Inc.	272	18,610
Park-Ohio Holdings Corp.	313	18,580
OSI Systems, Inc.*	279	18,498
MYR Group, Inc.*	743	18,434
Ultrapetrol Bahamas Ltd.*	5,643	18,396
Federal Signal Corp.	1,272	18,393
Patriot Transportation Holding, Inc.*	553	18,393
Woodward, Inc.	368	18,385
AAR Corp.	681	18,319
TAL International Group, Inc.	414	18,299
Kadant, Inc.	478	18,231
Scorpio Tankers, Inc.	1,937	18,188
Measurement Specialties, Inc.*	211	18,144
Aerovironment, Inc.*	576	18,137
Aegion Corp. — Class A*	791	18,122
Ship Finance International Ltd.	994	18,091
USA Truck, Inc.*	977	18,075
YRC Worldwide, Inc.*	690	18,064
Global Power Equipment Group, Inc.	1,092	17,985
Cubic Corp.	409	17,939
AZZ, Inc.	411	17,936
Orion Marine Group, Inc.*	1,652	17,858
Celadon Group, Inc.	840	17,842
Forward Air Corp.	398	17,818
Astronics Corp.*	307	17,806
DXP Enterprises, Inc.*	250	17,758
ESCO Technologies, Inc.	529	17,748
Exponent, Inc.	249	17,699
LMI Aerospace, Inc.*	1,352	17,698
HEICO Corp.	360	17,698
Sterling Construction Company, Inc.*	1,992	17,669
Applied Industrial Technologies, Inc.	364	17,639
Vicor Corp.*	2,227	17,549
Argan, Inc.	517	17,526
Badger Meter, Inc.	351	17,515
Albany International Corp. — Class A	488	17,490
Kaman Corp.	435	17,404

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Industrial - 13.4% (continued)
Curtiss-Wright Corp.	274	$17,402
Actuant Corp. — Class A	539	17,399
PHI, Inc.*	441	17,397
Watts Water Technologies, Inc. — Class A	297	17,363
Advanced Emissions Solutions, Inc.*	811	17,347
Teledyne Technologies, Inc.*	190	17,328
Heritage-Crystal Clean, Inc.*	1,021	17,316
Kratos Defense & Security Solutions, Inc.*	2,372	17,316
UTI Worldwide, Inc.*	1,830	17,312
Textainer Group Holdings Ltd.	473	17,298
Littelfuse, Inc.	199	17,297
US Ecology, Inc.	382	17,289
Chart Industries, Inc.*	227	17,263
CIRCOR International, Inc.	240	17,249
General Finance Corp.*	1,933	17,223
Werner Enterprises, Inc.	698	17,157
Air Transport Services Group, Inc.*	2,232	17,119
Teekay Tankers Ltd. — Class A	4,295	17,094
International Shipholding Corp.	806	17,087
Atlas Air Worldwide Holdings, Inc.*	498	17,042
DHT Holdings, Inc.	2,570	17,013
Dycom Industries, Inc.*	605	17,013
Ardmore Shipping Corp.	1,293	16,977
Esterline Technologies Corp.*	156	16,934
EnPro Industries, Inc.*	247	16,900
Erickson, Inc.*,1	1,155	16,898
Hub Group, Inc. — Class A*	365	16,856
Harsco Corp.	667	16,855
GenCorp, Inc.*	949	16,845
Nordic American Tankers Ltd.	1,956	16,841
Franklin Electric Company, Inc.	459	16,822
EMCOR Group, Inc.	411	16,822
Cognex Corp.*	410	16,802
Advanced Energy Industries, Inc.*	997	16,770
Moog, Inc. — Class A*	254	16,769
Granite Construction, Inc.	515	16,763
EnerSys	264	16,746
ExOne Co.*	510	16,682
VSE Corp.	280	16,680
Lindsay Corp.	206	16,676
Sun Hydraulics Corp.	457	16,671
Bristow Group, Inc.	233	16,629
Marten Transport Ltd.	821	16,617
Astec Industries, Inc.	427	16,597
Mesa Laboratories, Inc.	217	16,594
Hyster-Yale Materials Handling, Inc.	207	16,581
Vishay Precision Group, Inc.*	1,149	16,580
Briggs & Stratton Corp.	904	16,570
MasTec, Inc.*	609	16,559
Park Electrochemical Corp.	587	16,530
Graham Corp.	546	16,467
Alamo Group, Inc.	346	16,445
Itron, Inc.*	457	16,443
Tutor Perini Corp.*	603	16,420
Powell Industries, Inc.	281	16,413
Darling Ingredients, Inc.*	876	16,399
Brady Corp. — Class A	626	16,370
Tetra Tech, Inc.	674	16,365
Lydall, Inc.*	648	16,349
Taser International, Inc.*	1,353	16,317
Universal Display Corp.*	532	16,311
Barnes Group, Inc.	475	16,269
MSA Safety, Inc.	314	16,259
CECO Environmental Corp.	1,197	16,255
CAI International, Inc.*	851	16,246
InvenSense, Inc. — Class A*	706	16,245
Casella Waste Systems, Inc. — Class A*	3,441	16,241
Stoneridge, Inc.*	1,478	16,214
Scorpio Bulkers, Inc.*	2,101	16,157
Roadrunner Transportation Systems, Inc.*	642	16,140
Mistras Group, Inc.*	764	16,136
Quality Distribution, Inc.*	1,208	16,127
Generac Holdings, Inc.*	371	16,101
Energy Recovery, Inc.*,1	3,563	15,962
CHC Group Ltd.*	2,216	15,955
Sanmina Corp.*	684	15,930
Standex International Corp.	241	15,894
Twin Disc, Inc.	551	15,891
General Cable Corp.	712	15,828
FreightCar America, Inc.	726	15,667
Dorian LPG Ltd.*	779	15,635
Orbital Sciences Corp.*	608	15,607
Control4 Corp.*	928	15,600
John Bean Technologies Corp.	597	15,552
Columbus McKinnon Corp.	668	15,531
Navios Maritime Acquisition Corp.	4,845	15,504
Encore Wire Corp.	369	15,476
Altra Industrial Motion Corp.	492	15,424
ARC Group Worldwide, Inc.*	1,036	15,405
Newport Corp.*	889	15,388
TriMas Corp.*	485	15,365
Manitex International, Inc.*	1,110	15,340
GasLog Ltd.	599	15,275
Layne Christensen Co.*	1,405	15,244
Baltic Trading Ltd.	2,993	15,234
Raven Industries, Inc.	546	15,217
II-VI, Inc.*	1,108	15,201
CTS Corp.	865	15,042
GrafTech International Ltd.*	1,790	15,036
Fluidigm Corp.*	525	15,031
Methode Electronics, Inc.	469	14,999
Sparton Corp.*	540	14,926
Benchmark Electronics, Inc.*	618	14,925
Power Solutions International, Inc.*	244	14,904
American Science & Engineering, Inc.	236	14,821
Swift Transportation Co. — Class A*	723	14,785
Frontline Ltd.*,1	6,118	14,744
Navios Maritime Holdings, Inc.	1,847	14,721
Furmanite Corp.*	1,608	14,713

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Industrial - 13.4% (continued)
Gorman-Rupp Co.	502	$14,548
Rofin-Sinar Technologies, Inc.*	666	14,539
Hillenbrand, Inc.	483	14,514
TTM Technologies, Inc.*	1,925	14,457
Bel Fuse, Inc. — Class B	611	14,444
SIFCO Industries, Inc.	515	14,415
Revolution Lighting Technologies, Inc.*,1	6,713	14,232
Safe Bulkers, Inc.	1,952	14,230
Knightsbridge Tankers Ltd.	1,247	14,216
Plexus Corp.*	361	14,198
Drew Industries, Inc.	315	14,175
Fabrinet*	761	14,155
GSI Group, Inc.*	1,220	14,067
Coherent, Inc.*	236	13,903
Rogers Corp.*	242	13,881
M/A-COM Technology Solutions Holdings, Inc.*	697	13,870
Multi-Fineline Electronix, Inc.*	1,421	13,869
National Presto Industries, Inc.	215	13,782
ArcBest Corp.	433	13,739
AM Castle & Co.*	1,656	13,712
FEI Co.	178	13,635
Electro Scientific Industries, Inc.	2,274	13,599
Checkpoint Systems, Inc.*	1,091	13,354
KEMET Corp.*	2,699	13,306
Quest Resource Holding Corp.*	3,171	13,255
Sturm Ruger & Company, Inc.	265	13,239
Viasystems Group, Inc.*	1,340	13,119
Turtle Beach Corp.*	1,594	12,895
Smith & Wesson Holding Corp.*	1,042	12,869
CUI Global, Inc.*	1,971	12,240
Applied Optoelectronics, Inc.*	664	11,952
Intevac, Inc.*	1,852	11,742
Nordic American Offshore Ltd.	17	310
Total Industrial		5,238,405
Financial - 10.9%
ConnectOne Bancorp, Inc.	1,033	19,626
Yadkin Financial Corp.*	1,046	19,414
Marlin Business Services Corp.	1,021	18,787
Aircastle Ltd.	1,036	18,596
Acacia Research Corp.	956	16,309
WageWorks, Inc.*	369	15,402
Ellie Mae, Inc.*	519	14,906
Caesars Acquisition Co. — Class A*	1,282	14,743
Outerwall, Inc.*	264	14,525
GFI Group, Inc.	2,963	13,422
AmREIT, Inc. — Class B	545	12,611
Phoenix Companies, Inc.*	213	11,801
Higher One Holdings, Inc.*	2,704	11,303
Investment Technology Group, Inc.*	612	11,193
Monmouth Real Estate Investment Corp. — Class A	1,039	10,680
Blackhawk Network Holdings, Inc.*	374	10,599
Ladenburg Thalmann Financial Services, Inc.*	3,379	10,576
Banc of California, Inc.	891	10,576
Berkshire Hills Bancorp, Inc.	437	10,563
United Community Financial Corp.	2,455	10,556
Park Sterling Corp.	1,530	10,496
Cascade Bancorp*	1,935	10,487
Sun Communities, Inc.	199	10,473
Ashford Hospitality Trust, Inc.	908	10,451
Regional Management Corp.*	642	10,440
Fidelity Southern Corp.	752	10,415
FelCor Lodging Trust, Inc.	993	10,397
CoBiz Financial, Inc.	918	10,391
World Acceptance Corp.*	128	10,378
Pennsylvania Real Estate Investment Trust	539	10,365
Meridian Bancorp, Inc.*	952	10,339
First Community Bancshares, Inc.	702	10,326
Washington Real Estate Investment Trust	380	10,307
Cedar Realty Trust, Inc.	1,634	10,294
BGC Partners, Inc. — Class A	1,314	10,289
CorEnergy Infrastructure Trust, Inc.	1,290	10,281
FBR & Co.*	367	10,261
Ameris Bancorp	469	10,243
Sierra Bancorp	648	10,238
Southside Bancshares, Inc.[1]	349	10,229
Flagstar Bancorp, Inc.*	557	10,192
Opus Bank*	342	10,157
Bank Mutual Corp.	1,684	10,154
DuPont Fabros Technology, Inc.	370	10,142
Banner Corp.	252	10,140
Piper Jaffray Cos.*	196	10,114
Pacific Premier Bancorp, Inc.*	707	10,110
Medical Properties Trust, Inc.	751	10,108
Wintrust Financial Corp.	218	10,100
Marcus & Millichap, Inc.*	411	10,097
Ames National Corp.	450	10,076
Great Southern Bancorp, Inc.	323	10,071
BofI Holding, Inc.*	135	10,070
Fox Chase Bancorp, Inc.	598	10,058
Gramercy Property Trust, Inc.	1,701	10,054
Community Trust Bancorp, Inc.	287	10,042
United Bankshares, Inc.	313	10,041
Hersha Hospitality Trust — Class A	1,518	10,034
First Potomac Realty Trust	760	10,025
RE/MAX Holdings, Inc. — Class A	342	10,021
Manning & Napier, Inc. — Class A	584	10,015
MarketAxess Holdings, Inc.	178	10,009
Whitestone REIT — Class B	669	10,008
RCS Capital Corp. — Class A	485	10,001
Bryn Mawr Bank Corp.	339	10,001
JGWPT Holdings, Inc. — Class A*	900	9,999
Diamond Hill Investment Group, Inc.	78	9,967
Symetra Financial Corp.	437	9,964
Metro Bancorp, Inc.*	434	9,960
Ramco-Gershenson Properties Trust	600	9,960
Eagle Bancorp, Inc.*	299	9,960

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Financial - 10.9% (continued)
Independent Bank Corp.	752	$9,956
Horizon Bancorp	467	9,956
Cathay General Bancorp	389	9,955
Potlatch Corp.	241	9,953
United Community Banks, Inc.	601	9,947
TrustCo Bank Corp. NY	1,509	9,944
CyrusOne, Inc.	400	9,939
Nelnet, Inc. — Class A	241	9,936
CNB Financial Corp.	601	9,935
Heritage Commerce Corp.	1,241	9,928
CYS Investments, Inc.	1,118	9,927
MidSouth Bancorp, Inc.	509	9,926
NASB Financial, Inc.	441	9,923
Springleaf Holdings, Inc.*	379	9,922
Citizens & Northern Corp.	522	9,913
Argo Group International Holdings Ltd.	199	9,913
Simmons First National Corp. — Class A	250	9,908
Hudson Pacific Properties, Inc.	387	9,907
State Bank Financial Corp.	600	9,906
Kearny Financial Corp.*	657	9,901
Kite Realty Group Trust	1,623	9,900
Associated Estates Realty Corp.	560	9,894
Stock Yards Bancorp, Inc.	338	9,893
UMH Properties, Inc.	998	9,890
Ryman Hospitality Properties, Inc.	207	9,884
International. FCStone, Inc.*	504	9,878
Hanmi Financial Corp.	467	9,863
Republic Bancorp, Inc. — Class A	424	9,862
Bank of Marin Bancorp	220	9,860
Gladstone Commercial Corp.	565	9,859
Apollo Commercial Real Estate Finance, Inc.	595	9,859
Starwood Waypoint Residential Trust	375	9,859
AmTrust Financial Services, Inc.	231	9,851
Taylor Capital Group, Inc.*	462	9,850
PrivateBancorp, Inc. — Class A	342	9,850
Portfolio Recovery Associates, Inc.*	167	9,846
Highwoods Properties, Inc.	234	9,844
Cousins Properties, Inc.	795	9,842
SWS Group, Inc.*	1,374	9,838
MB Financial, Inc.	365	9,833
Sterling Bancorp	826	9,829
S&T Bancorp, Inc.	404	9,829
Susquehanna Bancshares, Inc.	965	9,824
Charter Financial Corp.	897	9,823
iStar Financial, Inc.*	683	9,822
Sovran Self Storage, Inc.	128	9,820
PennyMac Financial Services, Inc. — Class A*	649	9,819
National General Holdings Corp.	564	9,820
PS Business Parks, Inc.	119	9,818
Consolidated-Tomoka Land Co.	220	9,817
WSFS Financial Corp.	137	9,808
Alexander's, Inc.	27	9,801
Heritage Financial Corp.	616	9,801
Education Realty Trust, Inc.	928	9,800
Acadia Realty Trust	347	9,796
Glimcher Realty Trust	912	9,795
NBT Bancorp, Inc.	419	9,792
Pebblebrook Hotel Trust	269	9,792
Physicians Realty Trust	695	9,786
Retail Opportunity Investments Corp.	634	9,783
Rouse Properties, Inc.	577	9,780
Arrow Financial Corp.	385	9,779
CubeSmart	537	9,779
Infinity Property & Casualty Corp.	151	9,779
Bridge Bancorp, Inc.	409	9,775
Donegal Group, Inc. — Class A	648	9,772
Chemical Financial Corp.	354	9,770
CoreSite Realty Corp.	299	9,765
OmniAmerican Bancorp, Inc.	395	9,760
RLJ Lodging Trust	348	9,758
Employers Holdings, Inc.	458	9,755
First Bancorp, Inc.	594	9,748
BBX Capital Corp. — Class A*	539	9,745
CIFC Corp.	1,141	9,744
BancFirst Corp.	160	9,744
Parkway Properties, Inc.	470	9,743
Inland Real Estate Corp.	942	9,740
American Assets Trust, Inc.	284	9,738
HCI Group, Inc.	244	9,736
HomeTrust Bancshares, Inc.*	640	9,734
Urstadt Biddle Properties, Inc. — Class A	475	9,733
ESB Financial Corp.	783	9,733
Northrim BanCorp, Inc.	397	9,727
OceanFirst Financial Corp.	611	9,721
Palmetto Bancshares, Inc.	736	9,715
American Realty Capital Healthcare Trust, Inc.	910	9,710
ARMOUR Residential REIT, Inc.	2,306	9,708
Greenlight Capital Re Ltd. — Class A*	300	9,708
Forestar Group, Inc.*	519	9,705
Winthrop Realty Trust	644	9,705
South State Corp.	167	9,704
Clifton Bancorp, Inc.	785	9,703
Community Bank System, Inc.	275	9,688
Strategic Hotels & Resorts, Inc.*	849	9,687
1st United Bancorp, Inc.	1,160	9,686
American Capital Mortgage Investment Corp.	486	9,686
KCG Holdings, Inc. — Class A*	848	9,684
AG Mortgage Investment Trust, Inc.	528	9,684
Equity One, Inc.	417	9,683
Healthcare Realty Trust, Inc.	392	9,682
Talmer Bancorp, Inc. — Class A*	723	9,681
Beneficial Mutual Bancorp, Inc.*	740	9,679
Bank of Kentucky Financial Corp.	280	9,674
Aviv REIT, Inc.	340	9,673
Capital City Bank Group, Inc.	720	9,670
Enterprise Bancorp, Inc.	493	9,668

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Financial - 10.9% (continued)
Enterprise Financial Services Corp.	554	$9,667
Sabra Health Care REIT, Inc.	349	9,667
EastGroup Properties, Inc.	155	9,666
Century Bancorp, Inc. — Class A	276	9,666
OneBeacon Insurance Group Ltd. — Class A	653	9,664
Stifel Financial Corp.*	211	9,662
Northfield Bancorp, Inc.	757	9,659
LTC Properties, Inc.	252	9,659
MidWestOne Financial Group, Inc.	411	9,659
Excel Trust, Inc.	745	9,648
Silver Bay Realty Trust Corp.	597	9,648
Seacoast Banking Corporation of Florida*	932	9,646
Capitol Federal Financial, Inc.	824	9,641
National Western Life Insurance Co. — Class A	40	9,640
Valley National Bancorp	1,006	9,637
Virtus Investment Partners, Inc.	47	9,637
American National Bankshares, Inc.	448	9,636
Hilltop Holdings, Inc.*	470	9,635
Geo Group, Inc.	280	9,635
CU Bancorp*	519	9,633
Universal Health Realty Income Trust	229	9,632
Primerica, Inc.	209	9,631
National Penn Bancshares, Inc.	935	9,631
Cohen & Steers, Inc.	232	9,630
Saul Centers, Inc.	202	9,629
Texas Capital Bancshares, Inc.*	185	9,629
Renasant Corp.	339	9,628
Heritage Oaks Bancorp	1,348	9,625
Hudson Valley Holding Corp.	553	9,617
Terreno Realty Corp.	514	9,612
Ashford Hospitality Prime, Inc.	577	9,607
FNB Corp.	781	9,606
Moelis & Co.	282	9,605
Evercore Partners, Inc. — Class A	176	9,603
LaSalle Hotel Properties	276	9,602
Safety Insurance Group, Inc.	192	9,602
Brookline Bancorp, Inc.	1,063	9,599
Summit Hotel Properties, Inc.	934	9,592
Ladder Capital Corp. — Class A*	545	9,592
PennyMac Mortgage Investment Trust	448	9,592
WesBanco, Inc.	321	9,591
Financial Institutions, Inc.	432	9,590
Cardinal Financial Corp.	543	9,589
Chesapeake Lodging Trust	323	9,587
International Bancshares Corp.	378	9,582
First American Financial Corp.	353	9,580
First Interstate BancSystem, Inc. — Class A	367	9,579
Hampton Roads Bankshares, Inc.*	5,805	9,578
First Connecticut Bancorp, Inc.	643	9,568
First Industrial Realty Trust, Inc.	530	9,567
Empire State Realty Trust, Inc. — Class A	589	9,565
Chambers Street Properties	1,229	9,562
Oritani Financial Corp.	646	9,561
First Financial Bancorp	585	9,559
Astoria Financial Corp.	742	9,557
FXCM, Inc. — Class A	701	9,548
Redwood Trust, Inc.	503	9,547
Peapack Gladstone Financial Corp.	516	9,546
Rexford Industrial Realty, Inc.	690	9,543
Pacific Continental Corp.	710	9,542
Franklin Street Properties Corp.	786	9,542
EPR Properties	177	9,540
DiamondRock Hospitality Co.	778	9,538
First NBC Bank Holding Co.*	300	9,537
MainSource Financial Group, Inc.	584	9,537
Lakeland Financial Corp.	262	9,534
Heartland Financial USA, Inc.	400	9,532
DCT Industrial Trust, Inc.	1,217	9,529
First Merchants Corp.	478	9,527
First Financial Northwest, Inc.	905	9,521
Greenhill & Company, Inc.	208	9,520
Dynex Capital, Inc.	1,147	9,520
Ares Commercial Real Estate Corp.	779	9,519
Apollo Residential Mortgage, Inc.	584	9,519
Hatteras Financial Corp.	497	9,518
BankFinancial Corp.	931	9,515
Dime Community Bancshares, Inc.	629	9,510
Columbia Banking System, Inc.	373	9,508
First Defiance Financial Corp.	352	9,508
Territorial Bancorp, Inc.	473	9,507
Armada Hoffler Properties, Inc.	1,011	9,503
Colony Financial, Inc.	429	9,502
Global Indemnity plc — Class A*	381	9,498
Lakeland Bancorp, Inc.	946	9,498
Waterstone Financial, Inc.	861	9,497
Anworth Mortgage Asset Corp.	1,869	9,495
Park National Corp.	126	9,493
Square 1 Financial, Inc. — Class A*	498	9,492
Provident Financial Services, Inc.	568	9,491
Capstead Mortgage Corp.	739	9,489
German American Bancorp, Inc.	367	9,487
Trico Bancshares	424	9,485
BNC Bancorp	572	9,484
QTS Realty Trust, Inc. — Class A	348	9,483
Sandy Spring Bancorp, Inc.	405	9,481
Western Alliance Bancorporation*	414	9,481
Customers Bancorp, Inc.*	500	9,480
Kansas City Life Insurance Co.	217	9,476
Invesco Mortgage Capital, Inc.	558	9,475
Lexington Realty Trust	866	9,474
Pinnacle Financial Partners, Inc.	256	9,472
Consumer Portfolio Services, Inc.*	1,304	9,467
Sunstone Hotel Investors, Inc.	667	9,465
Getty Realty Corp.	515	9,461

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Financial - 10.9% (continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	690	$9,460
Umpqua Holdings Corp.	559	9,458
Agree Realty Corp.	323	9,457
Independent Bank Corp.	259	9,456
STAG Industrial, Inc.	414	9,456
IBERIABANK Corp.	144	9,448
Federal Agricultural Mortgage Corp. — Class C	324	9,445
First Midwest Bancorp, Inc.	583	9,445
Trustmark Corp.	410	9,442
Select Income REIT	340	9,435
Mack-Cali Realty Corp.	447	9,432
First Busey Corp.	1,698	9,424
Sun Bancorp, Inc.*	2,505	9,419
CVB Financial Corp.	616	9,419
Baldwin & Lyons, Inc. — Class B	381	9,411
One Liberty Properties, Inc.	454	9,407
Old National Bancorp	703	9,406
National Interstate Corp.	347	9,400
Pzena Investment Management, Inc. — Class A	903	9,400
Maiden Holdings Ltd.	818	9,391
Resource Capital Corp.	1,704	9,389
BBCN Bancorp, Inc.	625	9,388
Enstar Group Ltd.*	68	9,384
Investors Real Estate Trust	1,101	9,381
Oppenheimer Holdings, Inc. — Class A	411	9,379
HFF, Inc. — Class A	276	9,373
American Residential Properties, Inc.*	517	9,368
Prosperity Bancshares, Inc.	161	9,359
Penns Woods Bancorp, Inc.	218	9,354
United Fire Group, Inc.	331	9,354
First Financial Corp.	305	9,351
National Bankshares, Inc.	321	9,351
Walker & Dunlop, Inc.*	685	9,350
First Commonwealth Financial Corp.	1,092	9,348
Glacier Bancorp, Inc.	353	9,347
Merchants Bancshares, Inc.	321	9,328
Washington Trust Bancorp, Inc.	271	9,322
Guaranty Bancorp	717	9,321
Altisource Portfolio Solutions S.A.*	86	9,321
Preferred Bank/Los Angeles CA*	420	9,320
Third Point Reinsurance Ltd.*	640	9,318
RLI Corp.	218	9,317
First Financial Bankshares, Inc.	317	9,313
Boston Private Financial Holdings, Inc.	746	9,310
Home Loan Servicing Solutions Ltd.	435	9,309
Wilshire Bancorp, Inc.	988	9,307
Encore Capital Group, Inc.*	219	9,303
ServisFirst Bancshares, Inc.	330	9,303
Montpelier Re Holdings Ltd.	315	9,302
Heritage Insurance Holdings, Inc.*	658	9,298
EverBank Financial Corp.	489	9,291
Silvercrest Asset Management Group, Inc. — Class A	576	9,285
Arlington Asset Investment Corp. — Class A	356	9,284
Alexander & Baldwin, Inc.	243	9,275
Capital Bank Financial Corp. — Class A*	407	9,271
National Health Investors, Inc.	155	9,267
New York Mortgage Trust, Inc.	1,227	9,264
United Financial Bancorp, Inc.	730	9,256
Franklin Financial Corp.*	465	9,249
Hancock Holding Co.	285	9,245
Washington Federal, Inc.	441	9,243
Investors Bancorp, Inc.	893	9,243
Kemper Corp.	267	9,241
Bank of the Ozarks, Inc.	300	9,231
Chatham Lodging Trust	436	9,230
Westamerica Bancorporation	193	9,229
ViewPoint Financial Group, Inc.	367	9,226
CNO Financial Group, Inc.	570	9,223
Centerstate Banks, Inc.	885	9,222
Walter Investment Management Corp.*	334	9,212
EMC Insurance Group, Inc.	313	9,212
RAIT Financial Trust	1,196	9,209
Tompkins Financial Corp.	207	9,207
West Bancorporation, Inc.	632	9,202
Cowen Group, Inc. — Class A*	2,300	9,200
GAMCO Investors, Inc. — Class A	120	9,196
First BanCorp*	1,788	9,190
Navigators Group, Inc.*	151	9,181
Trade Street Residential, Inc.	1,293	9,180
Camden National Corp.	259	9,176
Horace Mann Educators Corp.	320	9,168
Univest Corporation of Pennsylvania	484	9,157
Northwest Bancshares, Inc.	736	9,126
Union Bankshares Corp.	382	9,122
Webster Financial Corp.	318	9,117
AMERISAFE, Inc.	249	9,113
1st Source Corp.	321	9,113
FBL Financial Group, Inc. — Class A	213	9,112
Home BancShares, Inc.	303	9,108
New Residential Investment Corp.	1,523	9,108
Campus Crest Communities, Inc.	1,138	9,104
HomeStreet, Inc.	522	9,104
State Auto Financial Corp.	431	9,098
Credit Acceptance Corp.*	80	9,098
City Holding Co.	218	9,080
Citizens, Inc.*	1,346	9,072
Flushing Financial Corp.	488	9,067
UMB Financial Corp.	160	9,061
Meta Financial Group, Inc.	246	9,053
Stonegate Bank	380	9,052
Stewart Information Services Corp.	307	9,047
Janus Capital Group, Inc.	794	9,044
First of Long Island Corp.	257	9,041
Atlas Financial Holdings, Inc.*	634	9,041

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Financial - 10.9% (continued)
Government Properties Income Trust	387	$9,036
Universal Insurance Holdings, Inc.	749	9,033
Western Asset Mortgage Capital Corp.	664	9,030
Platinum Underwriters Holdings Ltd.	154	9,024
Independence Holding Co.	721	9,020
Towne Bank/Portsmouth VA	610	9,016
FirstMerit Corp.	511	8,994
First Business Financial Services, Inc.	206	8,986
CareTrust REIT, Inc.*	525	8,957
Fidelity & Guaranty Life	414	8,947
CatchMark Timber Trust, Inc. — Class A	745	8,940
Southwest Bancorp, Inc.	579	8,928
Calamos Asset Management, Inc. — Class A	752	8,919
Nicholas Financial, Inc.	685	8,919
Selective Insurance Group, Inc.	400	8,916
American Equity Investment Life Holding Co.	402	8,900
First Citizens BancShares, Inc. — Class A	40	8,894
Mercantile Bank Corp.	465	8,891
Peoples Financial Services Corp.	190	8,888
Altisource Residential Corp.	383	8,882
Suffolk Bancorp	438	8,870
Central Pacific Financial Corp.	495	8,861
Bridge Capital Holdings*	415	8,852
First Bancorp	550	8,844
Peoples Bancorp, Inc.	379	8,842
Stonegate Mortgage Corp.*	687	8,842
Westwood Holdings Group, Inc.	164	8,825
Kennedy-Wilson Holdings, Inc.	377	8,822
Cass Information Systems, Inc.	195	8,800
New York REIT, Inc.	841	8,780
Meadowbrook Insurance Group, Inc.	1,451	8,750
St. Joe Co.*	383	8,748
Macatawa Bank Corp.	1,855	8,719
NewBridge Bancorp*	1,164	8,718
Independent Bank Group, Inc.	181	8,690
NMI Holdings, Inc. — Class A*	863	8,621
Crawford & Co. — Class B	937	8,620
Essent Group Ltd.*	473	8,613
WisdomTree Investments, Inc.*	836	8,577
OFG Bancorp	537	8,571
United Insurance Holdings Corp.	585	8,494
BancorpSouth, Inc.	407	8,494
Ambac Financial Group, Inc.*	368	8,339
Radian Group, Inc.	653	8,267
Bancorp, Inc.*	866	8,227
Hallmark Financial Services, Inc.*	917	8,225
Old Line Bancshares, Inc.	587	8,224
Republic First Bancorp, Inc.*	1,869	8,224
CommunityOne Bancorp*	885	8,151
Financial Engines, Inc.	209	8,141
Owens Realty Mortgage, Inc.	500	8,005
NewStar Financial, Inc.*	706	7,999
Altisource Asset Management Corp.*	13	7,969
MGIC Investment Corp.*	1,069	7,900
Gain Capital Holdings, Inc.	1,220	7,759
Federated National Holding Co.	384	7,745
TriState Capital Holdings, Inc.*	692	6,775
eHealth, Inc.*	271	5,610
Total Financial		4,289,482
Consumer, Cyclical - 10.9%
Pantry, Inc.*	6,209	111,203
PetMed Express, Inc.[1]	7,414	101,572
Core-Mark Holding Company, Inc.	2,112	99,685
Susser Holdings Corp.*	1,217	97,567
Casey's General Stores, Inc.	1,409	93,234
Roundy's, Inc.	18,108	87,462
Unifi, Inc.*	1,393	39,895
Culp, Inc.	2,156	39,067
Installed Building Products, Inc.*	3,193	35,379
Watsco, Inc.	380	34,036
Interface, Inc. — Class A	2,060	32,651
Beacon Roofing Supply, Inc.*	1,151	31,814
Dixie Group, Inc.*	3,395	28,484
Rush Enterprises, Inc. — Class A*	549	19,341
Accuride Corp.*	3,833	19,166
JetBlue Airways Corp.*	1,745	18,706
Allegiant Travel Co. — Class A	156	18,371
Hawaiian Holdings, Inc.*	1,312	18,276
Skechers U.S.A., Inc. — Class A*	346	18,051
Houston Wire & Cable Co.	1,500	18,015
Miller Industries, Inc.	923	17,712
Knoll, Inc.	1,044	17,550
Douglas Dynamics, Inc.	1,047	17,485
Kimball International, Inc. — Class B	1,108	17,472
Titan Machinery, Inc.*	1,184	17,357
United Stationers, Inc.	448	17,284
VOXX International Corp. — Class A*	1,744	17,283
Titan International, Inc.	1,157	17,262
Wabash National Corp.*	1,264	17,203
G&K Services, Inc. — Class A	356	17,120
Lifetime Brands, Inc.	1,007	17,118
UniFirst Corp.	176	17,109
Diamond Resorts International, Inc.*	684	17,073
Wesco Aircraft Holdings, Inc.*	900	17,055
Crocs, Inc.*	1,071	16,997
Herman Miller, Inc.	581	16,988
NACCO Industries, Inc. — Class A	356	16,978
HNI Corp.	476	16,822
Republic Airways Holdings, Inc.*	1,676	16,659
Marine Products Corp.	1,962	16,658
Perry Ellis International, Inc.*	902	16,597
Kirkland's, Inc.*	882	16,589
TiVo, Inc.*	1,232	16,583

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Consumer, Cyclical - 10.9% (continued)
Intrawest Resorts Holdings, Inc.*	1,466	$16,521
SkyWest, Inc.	1,536	16,420
Fred's, Inc. — Class A	1,037	16,416
Modine Manufacturing Co.*	1,191	16,400
Carrols Restaurant Group, Inc.*	2,183	16,393
Burlington Stores, Inc.*	498	16,299
Denny's Corp.*	2,370	16,234
Commercial Vehicle Group, Inc.*	1,771	16,222
Christopher & Banks Corp.*	1,886	16,124
Isle of Capri Casinos, Inc.*	2,032	16,073
Sequential Brands Group, Inc.*	1,331	16,012
New Home Company, Inc.*	1,226	15,950
Destination XL Group, Inc.*	2,979	15,937
Asbury Automotive Group, Inc.*	236	15,937
Marcus Corp.	901	15,921
MarineMax, Inc.*	955	15,920
Zumiez, Inc.*	569	15,846
Winnebago Industries, Inc.*	674	15,839
DineEquity, Inc.	195	15,805
America's Car-Mart, Inc.*	422	15,800
Select Comfort Corp.*	780	15,756
Jamba, Inc.*	1,321	15,746
Cato Corp. — Class A	510	15,738
Biglari Holdings, Inc.*	37	15,725
Barnes & Noble, Inc.*	755	15,719
Regis Corp.	1,127	15,699
Fiesta Restaurant Group, Inc.*	345	15,656
PC Connection, Inc.	766	15,650
DTS, Inc.*	865	15,648
Brown Shoe Company, Inc.	555	15,645
Cooper Tire & Rubber Co.	541	15,629
Steelcase, Inc. — Class A	1,032	15,583
RG Barry Corp.	824	15,565
Malibu Boats, Inc. — Class A*	808	15,554
Iconix Brand Group, Inc.*	368	15,541
Marriott Vacations Worldwide Corp.*	270	15,539
G-III Apparel Group Ltd.*	200	15,534
Spartan Motors, Inc.	3,612	15,532
Universal Electronics, Inc.*	326	15,527
Papa John's International, Inc.	369	15,384
Lithia Motors, Inc. — Class A	173	15,371
Children's Place, Inc.	306	15,361
Buckle, Inc.	345	15,353
La Quinta Holdings, Inc.*	817	15,351
Remy International, Inc.	692	15,349
Libbey, Inc.*	589	15,338
American Axle & Manufacturing Holdings, Inc.*	834	15,337
Brunswick Corp.	380	15,325
LGI Homes, Inc.*	842	15,316
Mattress Firm Holding Corp.*	328	15,285
Gentherm, Inc.*	365	15,275
Vitamin Shoppe, Inc.*	358	15,269
Vail Resorts, Inc.	202	15,251
Pier 1 Imports, Inc.	1,012	15,241
Tenneco, Inc.*	239	15,224
Fuel Systems Solutions, Inc.*	1,447	15,194
Norcraft Companies, Inc.*	1,074	15,143
Churchill Downs, Inc.	175	15,138
Cracker Barrel Old Country Store, Inc.	156	15,126
Meritor, Inc.*	1,200	15,084
Interval Leisure Group, Inc.	712	15,080
Motorcar Parts of America, Inc.*	677	15,070
Systemax, Inc.*	1,099	15,023
Winmark Corp.	229	14,993
Tilly's, Inc. — Class A*	1,980	14,989
Aeropostale, Inc.*	4,512	14,980
Steven Madden Ltd.*	470	14,970
Guess?, Inc.	575	14,956
Callaway Golf Co.	1,967	14,949
Rentrak Corp.*	301	14,942
ScanSource, Inc.*	417	14,933
Express, Inc.*	959	14,922
Speedway Motorsports, Inc.	854	14,894
HSN, Inc.	266	14,867
LeapFrog Enterprises, Inc. — Class A*	2,059	14,866
Pep Boys-Manny Moe & Jack*	1,403	14,844
BJ's Restaurants, Inc.*	433	14,839
Dana Holding Corp.	663	14,838
Morgans Hotel Group Co.*	1,990	14,826
Krispy Kreme Doughnuts, Inc.*	968	14,820
PriceSmart, Inc.	180	14,814
Reading International, Inc. — Class A*	1,843	14,798
Pool Corp.	270	14,785
Escalade, Inc.	927	14,739
Steiner Leisure Ltd.*	369	14,726
Jack in the Box, Inc.	257	14,698
Movado Group, Inc.	359	14,694
Stein Mart, Inc.	1,132	14,693
MWI Veterinary Supply, Inc.*	104	14,691
Citi Trends, Inc.*	729	14,689
Sonic Automotive, Inc. — Class A	604	14,689
Superior Industries International, Inc.	785	14,687
Five Below, Inc.*	401	14,685
Bravo Brio Restaurant Group, Inc.*	985	14,677
Eros International plc*	1,000	14,670
Genesco, Inc.*	192	14,644
Weyco Group, Inc.	564	14,641
Bob Evans Farms, Inc.	308	14,633
National CineMedia, Inc.	910	14,615
International Speedway Corp. — Class A	482	14,614
Stage Stores, Inc.	811	14,614
Daktronics, Inc.	1,315	14,597
Restoration Hardware Holdings, Inc.*	178	14,559
Einstein Noah Restaurant Group, Inc.	961	14,540
Arctic Cat, Inc.	408	14,525
Strattec Security Corp.	231	14,514
AMC Entertainment Holdings, Inc. — Class A	640	14,490
Ethan Allen Interiors, Inc.	631	14,463

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Consumer, Cyclical - 10.9% (continued)
Texas Roadhouse, Inc. — Class A	581	$14,455
Haverty Furniture Companies, Inc.	650	14,450
Cooper-Standard Holding, Inc.*	233	14,446
Ruth's Hospitality Group, Inc.	1,270	14,415
American Woodmark Corp.*	489	14,377
Flexsteel Industries, Inc.	475	14,374
Nautilus, Inc.*	1,443	14,373
Meritage Homes Corp.*	375	14,363
Vince Holding Corp.*	425	14,361
Boyd Gaming Corp.*	1,305	14,355
KB Home	880	14,344
Hibbett Sports, Inc.*	287	14,324
Mobile Mini, Inc.	379	14,311
Cheesecake Factory, Inc.	333	14,279
MDC Holdings, Inc.	528	14,240
Speed Commerce, Inc.*	4,565	14,197
Owens & Minor, Inc.	429	14,196
Wolverine World Wide, Inc.	585	14,192
Nathan's Famous, Inc.*	285	14,167
ClubCorp Holdings, Inc.	837	14,154
Men's Wearhouse, Inc.	281	14,140
New York & Company, Inc.*	4,195	14,137
Group 1 Automotive, Inc.	191	14,119
La-Z-Boy, Inc.	671	14,118
Standard Pacific Corp.*	1,872	14,115
Tuesday Morning Corp.*	856	14,090
Office Depot, Inc.*	2,812	14,088
Sonic Corp.*	682	14,083
American Eagle Outfitters, Inc.	1,321	14,082
Johnson Outdoors, Inc. — Class A	609	14,044
Papa Murphy's Holdings, Inc.*	1,704	14,041
Dorman Products, Inc.*	323	14,012
Vera Bradley, Inc.*	705	13,980
Buffalo Wild Wings, Inc.*	96	13,951
Carmike Cinemas, Inc.*	443	13,928
Columbia Sportswear Co.	186	13,905
Popeyes Louisiana Kitchen, Inc.*	345	13,904
Zoe's Kitchen, Inc.*	478	13,867
Tower International, Inc.*	440	13,860
Skullcandy, Inc.*	2,048	13,844
Red Robin Gourmet Burgers, Inc.*	215	13,837
Penn National Gaming, Inc.*	1,319	13,823
ANN, Inc.*	376	13,818
Bon-Ton Stores, Inc.[1]	1,485	13,811
Caesars Entertainment Corp.*	862	13,792
WCI Communities, Inc.*	801	13,769
Ignite Restaurant Group, Inc.*	1,067	13,711
Oxford Industries, Inc.	230	13,701
Belmond Ltd. — Class A*	1,104	13,690
Hovnanian Enterprises, Inc. — Class A*	3,419	13,676
Finish Line, Inc. — Class A	520	13,671
Pacific Sunwear of California, Inc.*	6,719	13,640
M/I Homes, Inc.*	662	13,624
Fox Factory Holding Corp.*	915	13,615
Pinnacle Entertainment, Inc.*	622	13,560
Cavco Industries, Inc.*	189	13,493
Sears Hometown and Outlet Stores, Inc.*	710	13,462
Shoe Carnival, Inc.	755	13,439
Bloomin' Brands, Inc.*	686	13,439
William Lyon Homes — Class A*	545	13,418
Destination Maternity Corp.	700	13,321
Francesca's Holdings Corp.*	1,042	13,317
bebe stores, Inc.	4,718	13,258
Quiksilver, Inc.*	4,422	13,222
Conn's, Inc.*	329	13,160
iRobot Corp.*	405	13,110
West Marine, Inc.*	1,526	13,093
Standard Motor Products, Inc.	362	13,050
Monarch Casino & Resort, Inc.*	1,042	13,004
Multimedia Games Holding Company, Inc.*	539	13,001
Chuy's Holdings, Inc.*	453	12,978
Famous Dave's of America, Inc.*	516	12,864
Life Time Fitness, Inc.*	325	12,789
TRI Pointe Homes, Inc.*	946	12,780
Ryland Group, Inc.	398	12,776
Ruby Tuesday, Inc.*	2,123	12,759
Noodles & Co.*,1	449	12,617
Big 5 Sporting Goods Corp.	1,267	12,556
Build-A-Bear Workshop, Inc. — Class A*	1,183	12,481
Federal-Mogul Holdings Corp.*	781	12,449
JAKKS Pacific, Inc.*,1	1,952	12,180
Gaiam, Inc. — Class A*	1,841	12,114
Del Frisco's Restaurant Group, Inc.*	557	11,875
Black Diamond, Inc.*	1,349	11,844
Scientific Games Corp. — Class A*	1,385	11,828
Beazer Homes USA, Inc.*	766	11,758
Lumber Liquidators Holdings, Inc.*	210	11,386
Container Store Group, Inc.*	537	11,293
hhgregg, Inc.*,1	1,560	11,092
Sportsman's Warehouse Holdings, Inc.*	1,830	10,596
Empire Resorts, Inc.*	2,115	10,215
Tile Shop Holdings, Inc.*	993	10,039
Cash America International, Inc.	225	9,988
First Cash Financial Services, Inc.*	173	9,759
AV Homes, Inc.*	594	9,260
UCP, Inc. — Class A*	698	8,704
EZCORP, Inc. — Class A*	862	8,439
Total Consumer, Cyclical		4,284,109
Energy - 10.4%
Pattern Energy Group, Inc.	2,165	67,093
Hallador Energy Co.	4,310	60,426
Enphase Energy, Inc.*	4,922	50,697
Westmoreland Coal Co.*	1,168	50,329
Pacific Ethanol, Inc.*	2,806	50,059
Green Plains, Inc.	1,282	48,062
REX American Resources Corp.*	559	47,152
Warren Resources, Inc.*	7,979	46,996
Kodiak Oil & Gas Corp.*	3,007	46,729

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Energy - 10.4% (continued)
Panhandle Oil and Gas, Inc. — Class A	717	$46,189
SunCoke Energy, Inc.*	2,005	45,774
American Eagle Energy Corp.*	6,898	44,354
FuelCell Energy, Inc.*,1	17,704	43,906
Walter Energy, Inc.[1]	7,486	43,045
Emerald Oil, Inc.*,1	5,851	42,946
Newpark Resources, Inc.*	3,505	42,865
VAALCO Energy, Inc.*	6,184	42,670
Trecora Resources*	3,547	42,635
Parsley Energy, Inc. — Class A*	1,866	42,115
Jones Energy, Inc. — Class A*	2,217	41,724
Matador Resources Co.*	1,542	41,696
Western Refining, Inc.	1,015	41,574
Northern Oil and Gas, Inc.*	2,573	41,400
Rosetta Resources, Inc.*	809	41,316
Helix Energy Solutions Group, Inc.*	1,611	40,967
Isramco, Inc.*	325	40,775
Renewable Energy Group, Inc.*	3,634	40,701
Approach Resources, Inc.*	1,929	40,586
Apco Oil and Gas International, Inc.*	2,936	40,546
SemGroup Corp. — Class A	526	40,544
Natural Gas Services Group, Inc.*	1,294	40,372
Vantage Drilling Co.*	21,485	40,177
Bonanza Creek Energy, Inc.*	715	40,083
PetroQuest Energy, Inc.*	6,231	39,941
RSP Permian, Inc.*	1,348	39,833
Contango Oil & Gas Co.*	986	39,667
Triangle Petroleum Corp.*	3,660	39,528
Hornbeck Offshore Services, Inc.*	902	39,417
Evolution Petroleum Corp.	3,710	39,363
TETRA Technologies, Inc.*	3,559	39,185
Adams Resources & Energy, Inc.	599	39,139
Gulf Island Fabrication, Inc.	2,006	39,117
C&J Energy Services, Inc.*	1,304	39,068
Alpha Natural Resources, Inc.*	11,522	39,060
Parker Drilling Co.*	6,317	39,039
Willbros Group, Inc.*	3,367	39,024
TransAtlantic Petroleum Ltd.*	3,730	38,941
Exterran Holdings, Inc.	921	38,912
Resolute Energy Corp.*	5,061	38,666
Diamondback Energy, Inc.*	470	38,648
Tesco Corp.	1,978	38,611
Mitcham Industries, Inc.*	2,976	38,599
Carrizo Oil & Gas, Inc.*	628	38,565
Amyris, Inc.*,1	10,236	38,487
North Atlantic Drilling Ltd.	3,929	38,308
Basic Energy Services, Inc.*	1,595	38,264
Forest Oil Corp.*	18,750	38,250
SEACOR Holdings, Inc.*	503	38,208
ION Geophysical Corp.*	10,185	38,194
Forum Energy Technologies, Inc.*	1,146	38,150
Alon USA Energy, Inc.	2,957	37,997
Midstates Petroleum Company, Inc.*,1	5,944	37,923
Swift Energy Co.*,1	3,426	37,857
Abraxas Petroleum Corp.*	7,419	37,837
Flotek Industries, Inc.*	1,308	37,736
Callon Petroleum Co.*	3,819	37,732
Delek US Holdings, Inc.	1,290	37,694
Halcon Resources Corp.*	6,269	37,301
McDermott International, Inc.*	5,086	37,128
Hercules Offshore, Inc.*	10,470	36,959
Bill Barrett Corp.*	1,533	36,807
Clean Energy Fuels Corp.*,1	3,693	36,782
Pioneer Energy Services Corp.*	2,492	36,657
CARBO Ceramics, Inc.	292	36,366
Penn Virginia Corp.*	2,793	36,365
FutureFuel Corp.	2,304	36,311
Sanchez Energy Corp.*	1,142	36,224
Energy XXI Bermuda Ltd.	1,811	36,148
Harvest Natural Resources, Inc.*	8,350	36,072
Comstock Resources, Inc.	1,523	36,034
Stone Energy Corp.*	945	35,957
Miller Energy Resources, Inc.*,1	7,314	35,765
Dawson Geophysical Co.	1,422	35,692
BPZ Resources, Inc.*	13,525	35,436
Arch Coal, Inc.[1]	11,888	35,307
Clayton Williams Energy, Inc.*	331	35,222
FX Energy, Inc.*	11,395	35,211
W&T Offshore, Inc.	2,607	34,960
PDC Energy, Inc.*	643	34,889
Cloud Peak Energy, Inc.*	2,243	34,722
Solazyme, Inc.*,1	3,547	34,335
EXCO Resources, Inc.[1]	7,288	33,598
Synergy Resources Corp.*	3,183	33,485
Magnum Hunter Resources Corp.*	5,156	33,153
Rex Energy Corp.*	2,389	32,944
Matrix Service Co.*	1,220	32,757
Gastar Exploration, Inc.*	4,870	32,239
Geospace Technologies Corp.*	796	32,031
Glori Energy, Inc.*,1	3,716	30,100
Goodrich Petroleum Corp.*	1,551	29,872
Quicksilver Resources, Inc.*,1	15,805	29,713
Key Energy Services, Inc.*	4,802	29,484
Plug Power, Inc.*,1	4,088	22,157
Thermon Group Holdings, Inc.*	691	16,847
Vertex Energy, Inc.*	1,895	15,577
Gulfmark Offshore, Inc. — Class A	406	15,538
Primoris Services Corp.	611	14,591
Total Energy		4,088,199
Communications - 10.1%
Enventis Corp.	5,183	84,898
Lumos Networks Corp.	4,878	74,829
Atlantic Tele-Network, Inc.	1,264	73,957
8x8, Inc.*	9,125	73,729
Consolidated Communications Holdings, Inc.	3,275	73,295
Cogent Communications Holdings, Inc.	2,077	72,093
Spok Holdings, Inc.	4,802	71,886
ORBCOMM, Inc.*	11,343	71,234
FairPoint Communications, Inc.*	4,872	71,131
Iridium Communications, Inc.*	8,654	70,790
General Communication, Inc. — Class A*	6,404	70,700
Premiere Global Services, Inc.*	5,361	70,229

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Communications - 10.1% (continued)
Intelsat S.A.*	3,777	$70,026
Cincinnati Bell, Inc.*	18,345	69,894
NTELOS Holdings Corp.	5,788	69,688
Hawaiian Telcom Holdco, Inc.*	2,464	69,485
Globalstar, Inc.*	17,015	67,379
West Corp.	2,591	66,770
Vonage Holdings Corp.*	19,142	66,614
magicJack VocalTec Ltd.*,1	4,628	66,041
Shenandoah Telecommunications Co.	2,340	64,841
IDT Corp. — Class B	3,996	62,298
Gogo, Inc.*,1	3,791	61,452
Inteliquent, Inc.	4,812	51,055
RigNet, Inc.*	778	43,272
Dice Holdings, Inc.*	2,524	23,120
Trulia, Inc.*	355	21,487
Journal Communications, Inc. — Class A*	1,914	20,825
Calix, Inc.*	2,004	18,618
RF Micro Devices, Inc.*	1,667	18,604
Shutterfly, Inc.*	370	18,248
VASCO Data Security International, Inc.*	1,343	18,225
Preformed Line Products Co.	334	18,099
Oplink Communications, Inc.	943	17,973
Demand Media, Inc.*	3,293	17,881
EarthLink Holdings Corp.	4,514	17,785
EW Scripps Co. — Class A*	820	17,778
New Media Investment Group, Inc.	1,179	17,756
Ruckus Wireless, Inc.*	1,354	17,480
Extreme Networks, Inc.*	3,673	17,263
Global Sources Ltd.*	2,326	17,165
Reis, Inc.	794	17,158
Sinclair Broadcast Group, Inc. — Class A	531	17,157
FTD Companies, Inc.*	518	17,063
NeuStar, Inc. — Class A*	611	17,022
Media General, Inc. — Class A*,1	840	16,934
Nexstar Broadcasting Group, Inc. — Class A	361	16,820
Dex Media, Inc.*,1	1,313	16,793
Gray Television, Inc.*	1,378	16,784
Lands' End, Inc.*	475	16,715
Scholastic Corp.	470	16,647
World Wrestling Entertainment, Inc. — Class A1	1,332	16,623
NIC, Inc.	980	16,533
Procera Networks, Inc.*	1,646	16,476
Polycom, Inc.*	1,285	16,474
Aruba Networks, Inc.*	914	16,324
Move, Inc.*	1,113	16,250
ModusLink Global Solutions, Inc.*	4,350	16,226
Textura Corp.*,1	649	16,205
Hemisphere Media Group, Inc.*	1,398	16,175
TrueCar, Inc.*	1,191	16,162
ViaSat, Inc.*	276	16,138
Zix Corp.*	4,649	16,132
YuMe, Inc.*	2,690	16,059
Overstock.com, Inc.*	988	16,055
Orbitz Worldwide, Inc.*	1,811	16,027
Internap Network Services Corp.*	2,219	15,999
comScore, Inc.*	442	15,996
Constant Contact, Inc.*	513	15,970
GrubHub, Inc.*	440	15,968
RingCentral, Inc. — Class A*	1,069	15,960
GTT Communications, Inc.*	1,568	15,931
Plantronics, Inc.	338	15,876
Sizmek, Inc.*	1,742	15,836
Meredith Corp.	344	15,796
Finisar Corp.*	798	15,745
Marketo, Inc.*	575	15,726
Liquidity Services, Inc.*	1,165	15,716
Loral Space & Communications, Inc.*	217	15,689
Tessco Technologies, Inc.	514	15,677
BroadSoft, Inc.*	639	15,592
ADTRAN, Inc.	700	15,568
KVH Industries, Inc.*	1,196	15,560
Lionbridge Technologies, Inc.*	2,709	15,522
Infinera Corp.*	1,686	15,511
Time, Inc.*	642	15,472
RealNetworks, Inc.*	2,055	15,454
HealthStream, Inc.*	618	15,425
Entravision Communications Corp. — Class A	2,752	15,384
Martha Stewart Living Omnimedia, Inc. — Class A*	3,404	15,352
WebMD Health Corp. — Class A*	308	15,348
Vringo, Inc.*,1	4,705	15,338
TeleCommunication Systems, Inc. — Class A*	4,867	15,331
Sonus Networks, Inc.*	4,326	15,271
MDC Partners, Inc. — Class A	740	15,259
Zendesk, Inc.*	874	15,199
DigitalGlobe, Inc.*	580	15,167
Central European Media Enterprises Ltd. — Class A*	5,770	15,117
Comverse, Inc.*	588	15,100
Aerohive Networks, Inc.*	1,796	15,086
Bankrate, Inc.*	891	15,022
ShoreTel, Inc.*	2,426	14,993
Cyan, Inc.*	3,894	14,992
Crown Media Holdings, Inc. — Class A*	4,435	14,990
Web.com Group, Inc.*	562	14,921
ChannelAdvisor Corp.*	650	14,905
Intralinks Holdings, Inc.*	1,847	14,813
Bazaarvoice, Inc.*	1,992	14,761
Shutterstock, Inc.*	189	14,730
Ixia*	1,376	14,723
Salem Communications Corp. — Class A	1,685	14,675
Conversant, Inc.*	626	14,630
Saga Communications, Inc. — Class A	406	14,616
InterDigital, Inc.	331	14,594

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Communications - 10.1% (continued)
TechTarget, Inc.*	1,916	$14,562
ePlus, Inc.*	266	14,548
XO Group, Inc.*	1,299	14,510
Marchex, Inc. — Class B	1,315	14,465
Stamps.com, Inc.*	457	14,455
NETGEAR, Inc.*	461	14,434
ReachLocal, Inc.*	2,246	14,374
Blue Nile, Inc.*	558	14,369
RetailMeNot, Inc.*	587	14,358
Blucora, Inc.*	841	14,356
Harte-Hanks, Inc.	2,177	14,281
McClatchy Co. — Class A*	2,951	14,254
AH Belo Corp. — Class A	1,351	14,253
Entercom Communications Corp. — Class A*	1,508	14,251
ValueVision Media, Inc. — Class A*	3,110	14,244
Radio One, Inc. — Class D*	3,254	14,220
Black Box Corp.	686	14,200
1-800-Flowers.com, Inc. — Class A*	2,772	14,193
Endurance International Group Holdings, Inc.*	1,038	14,148
Houghton Mifflin Harcourt Co.*	805	14,096
Sapient Corp.*	953	14,066
Lee Enterprises, Inc.*	3,696	14,045
Unwired Planet, Inc.*	7,015	14,030
Ciena Corp.*	717	14,003
Travelzoo, Inc.*	807	13,913
Comtech Telecommunications Corp.	411	13,892
Perficient, Inc.*	815	13,847
QuinStreet, Inc.*	2,757	13,757
Limelight Networks, Inc.*	5,352	13,755
Rocket Fuel, Inc.*,1	520	13,733
SPS Commerce, Inc.*	257	13,711
LogMeIn, Inc.*	334	13,597
Anixter International, Inc.	157	13,497
Numerex Corp. — Class A*	1,337	13,437
Q2 Holdings, Inc.*	1,019	13,420
Wix.com Ltd.*	777	13,170
Ubiquiti Networks, Inc.*	343	13,113
Global Eagle Entertainment, Inc.*	1,280	13,056
Telenav, Inc.*	2,604	12,942
Rubicon Project, Inc.*	1,083	12,899
Oclaro, Inc.*	6,891	12,817
Chegg, Inc.*	1,987	12,776
Cumulus Media, Inc. — Class A*	2,464	12,764
VirnetX Holding Corp.*,1	910	12,722
CalAmp Corp.*	747	12,706
New York Times Co. — Class A	1,013	12,652
Tremor Video, Inc.*	3,400	12,648
ParkerVision, Inc.*,1	10,113	12,641
Harmonic, Inc.*	2,093	12,558
Daily Journal Corp.*	74	12,480
Coupons.com, Inc.*	599	12,297
Millennial Media, Inc.*,1	3,532	12,185
Cinedigm Corp. — Class A*	5,352	12,149
Borderfree, Inc.*	909	12,099
Marin Software, Inc.*	1,296	11,884
Alliance Fiber Optic Products, Inc.	845	11,306
Angie's List, Inc.*	1,324	11,029
Clearfield, Inc.*	848	10,914
Safeguard Scientifics, Inc.*	499	9,905
Gigamon, Inc.*	801	9,244
Brightcove, Inc.*	1,515	9,014
Total Communications		3,962,395
Technology - 7.1%
j2 Global, Inc.	1,429	69,906
inContact, Inc.*	8,163	65,222
Cabot Microelectronics Corp.*	870	34,966
GT Advanced Technologies, Inc.*,1	2,280	31,556
Glu Mobile, Inc.*,1	4,120	23,113
InnerWorkings, Inc.*	2,321	18,916
Immersion Corp.*	1,382	18,864
LivePerson, Inc.*	1,597	18,812
Electronics for Imaging, Inc.*	425	18,730
Synchronoss Technologies, Inc.*	458	18,508
Datalink Corp.*	1,631	18,430
Sykes Enterprises, Inc.*	884	18,299
Qlik Technologies, Inc.*	689	18,230
TriQuint Semiconductor, Inc.*	1,006	18,089
Tessera Technologies, Inc.	708	17,991
MTS Systems Corp.	269	17,753
Emulex Corp.*	3,001	17,646
Ultratech, Inc.*	740	17,523
KEYW Holding Corp.*	1,323	17,331
Xcerra Corp.*	1,800	16,830
Monotype Imaging Holdings, Inc.	559	16,709
Epiq Systems, Inc.	1,154	16,641
DSP Group, Inc.*	1,861	16,507
Five9, Inc.*	2,254	16,409
Take-Two Interactive Software, Inc.*	732	16,382
Quantum Corp.*	13,088	16,360
Cohu, Inc.	1,466	16,346
MKS Instruments, Inc.	512	16,271
Kopin Corp.*	4,734	16,238
iGATE Corp.*	455	16,234
Progress Software Corp.*	700	16,226
Brooks Automation, Inc.	1,589	16,176
Inphi Corp.*	1,058	16,145
Engility Holdings, Inc.*	467	16,140
Blackbaud, Inc.	439	16,116
Super Micro Computer, Inc.*	615	16,095
Syntel, Inc.*	186	16,065
Cray, Inc.*	604	16,018
Guidewire Software, Inc.*	395	15,998
Pericom Semiconductor Corp.*	1,809	15,973
Medidata Solutions, Inc.*	356	15,963
CSG Systems International, Inc.	611	15,910
MicroStrategy, Inc. — Class A*	111	15,887
Computer Programs & Systems, Inc.	241	15,863
Pegasystems, Inc.	742	15,857
ACI Worldwide, Inc.*	846	15,854
Imperva, Inc.*	715	15,852
Integrated Silicon Solution, Inc.	1,074	15,702
Tyler Technologies, Inc.*	173	15,696

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Technology - 7.1% (continued)
Aeroflex Holding Corp.*	1,485	$15,682
PROS Holdings, Inc.*	612	15,679
PLX Technology, Inc.*	2,407	15,621
Peregrine Semiconductor Corp.*	2,314	15,596
IXYS Corp.	1,365	15,588
Veeco Instruments, Inc.*	449	15,585
Alpha & Omega Semiconductor Ltd.*	1,698	15,537
CommVault Systems, Inc.*	323	15,510
Silicon Graphics International Corp.*	1,629	15,492
OmniVision Technologies, Inc.*	691	15,478
Monolithic Power Systems, Inc.	375	15,465
Rosetta Stone, Inc.*	1,600	15,424
Rudolph Technologies, Inc.*	1,673	15,408
CACI International, Inc. — Class A*	223	15,385
Ultimate Software Group, Inc.*	114	15,380
SS&C Technologies Holdings, Inc.*	355	15,375
Ultra Clean Holdings, Inc.*	1,768	15,329
NetScout Systems, Inc.*	360	15,311
Silicon Image, Inc.*	3,066	15,299
Rally Software Development Corp.*	1,503	15,286
CEVA, Inc.*	1,067	15,183
Fairchild Semiconductor International, Inc. — Class A*	996	15,159
Seachange International, Inc.*	2,020	15,130
Proofpoint, Inc.*	427	15,060
Qualys, Inc.*	630	15,050
MaxLinear, Inc. — Class A*	1,583	15,007
Cavium, Inc.*	321	14,975
Mercury Systems, Inc.*	1,354	14,962
Jive Software, Inc.*	1,888	14,953
Computer Task Group, Inc.	1,044	14,950
FleetMatics Group plc*	473	14,942
Integrated Device Technology, Inc.*	1,039	14,920
American Software, Inc. — Class A	1,602	14,915
Verint Systems, Inc.*	317	14,880
Aspen Technology, Inc.*	342	14,856
Callidus Software, Inc.*	1,381	14,804
Cvent, Inc.*	542	14,802
Cypress Semiconductor Corp.	1,462	14,781
Infoblox, Inc.*	1,217	14,750
Power Integrations, Inc.	274	14,749
Agilysys, Inc.*	1,120	14,728
Vocera Communications, Inc.*	1,171	14,719
Omnicell, Inc.*	537	14,714
Cirrus Logic, Inc.*	654	14,669
Bottomline Technologies de, Inc.*	518	14,665
Science Applications International Corp.	348	14,536
QLogic Corp.*	1,594	14,505
OPOWER, Inc.*	905	14,480
Cornerstone OnDemand, Inc.*	346	14,477
Digital River, Inc.*	1,012	14,461
ManTech International Corp. — Class A	534	14,418
Actuate Corp.*	3,415	14,411
Micrel, Inc.	1,377	14,403
Quality Systems, Inc.	928	14,393
Digi International, Inc.*	1,736	14,339
Photronics, Inc.*	1,798	14,330
Park City Group, Inc.*	1,361	14,304
Mentor Graphics Corp.	724	14,299
Insight Enterprises, Inc.*	544	14,291
Ambarella, Inc.*	498	14,248
Compuware Corp.	1,565	14,242
Tangoe, Inc.*	1,031	14,228
Envestnet, Inc.*	326	14,217
Violin Memory, Inc.*	3,580	14,177
Barracuda Networks, Inc.*	510	14,163
QAD, Inc. — Class A	747	14,119
Spansion, Inc. — Class A*	744	14,114
PDF Solutions, Inc.*	736	14,102
Sapiens International Corporation N.V.*	1,947	14,057
Rubicon Technology, Inc.*	1,861	14,013
SYNNEX Corp.*	217	13,997
Axcelis Technologies, Inc.*	7,987	13,977
Demandware, Inc.*	232	13,976
SciQuest, Inc.*	906	13,943
International Rectifier Corp.*	561	13,935
Microsemi Corp.*	581	13,932
Diodes, Inc.*	545	13,898
Everyday Health, Inc.*	836	13,894
MedAssets, Inc.*	653	13,870
PMC-Sierra, Inc.*	2,052	13,810
Luxoft Holding, Inc.*	432	13,733
Virtusa Corp.*	439	13,732
EPAM Systems, Inc.*	355	13,724
Eastman Kodak Co.*	580	13,711
Carbonite, Inc.*	1,409	13,710
Ebix, Inc.[1]	1,090	13,690
Unisys Corp.*	642	13,668
Exar Corp.*	1,416	13,636
Nanometrics, Inc.*	874	13,599
Vitesse Semiconductor Corp.*	4,527	13,581
Paycom Software, Inc.*	1,059	13,534
Model N, Inc.*	1,370	13,481
Manhattan Associates, Inc.*	457	13,418
Nimble Storage, Inc.*	516	13,354
Dot Hill Systems Corp.*	3,393	13,334
FormFactor, Inc.*	1,966	13,271
Semtech Corp.*	593	13,242
Entegris, Inc.*	1,152	13,236
Castlight Health, Inc. — Class B*	986	13,222
RealD, Inc.*	1,250	13,213
Intersil Corp. — Class A	1,029	13,202
A10 Networks, Inc.*	1,222	13,198
Acxiom Corp.*	720	13,190
Dealertrack Technologies, Inc.*	351	13,187
Benefitfocus, Inc.*	342	13,181
AVG Technologies N.V.*	775	13,175
2U, Inc.*	934	13,132
Lattice Semiconductor Corp.*	1,918	13,119

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Technology - 7.1% (continued)
Entropic Communications, Inc.*	4,677	$13,049
Silicon Laboratories, Inc.*	318	12,952
Interactive Intelligence Group, Inc.*	284	12,885
Guidance Software, Inc.*	1,664	12,879
Synaptics, Inc.*	178	12,857
Varonis Systems, Inc.*	609	12,838
Actua Corp.*	755	12,775
Cascade Microtech, Inc.*	1,154	12,763
E2open, Inc.*	788	12,750
Maxwell Technologies, Inc.*	1,166	12,686
Rambus, Inc.*	1,101	12,673
Amkor Technology, Inc.*	1,416	12,532
Kofax Ltd.*	1,703	12,228
Amber Road, Inc.*	890	12,193
Audience, Inc.*	1,266	12,065
Silver Spring Networks, Inc.*	1,125	12,015
Digimarc Corp.	472	11,970
Mavenir Systems, Inc.*	1,056	11,922
Applied Micro Circuits Corp.*	1,413	11,799
RealPage, Inc.*	718	11,563
CIBER, Inc.*	3,238	11,301
QuickLogic Corp.*,1	3,178	10,805
Advent Software, Inc.	301	9,770
Fair Isaac Corp.	160	9,144
Total Technology		2,808,547
Utilities - 6.3%
NRG Yield, Inc. — Class A1	1,407	73,516
Atlantic Power Corp.[1]	19,247	72,561
UNS Energy Corp.	1,167	70,511
SJW Corp.	2,601	69,732
Laclede Group, Inc.	1,472	69,156
Empire District Electric Co.	2,818	69,070
California Water Service Group	3,019	68,743
Middlesex Water Co.	3,375	68,580
Artesian Resources Corp. — Class A	3,142	68,464
MGE Energy, Inc.	1,811	68,130
Connecticut Water Service, Inc.	2,124	67,734
American States Water Co.	2,214	67,638
Cleco Corp.	1,208	67,334
Southwest Gas Corp.	1,346	66,667
Avista Corp.	2,147	66,621
Otter Tail Corp.	2,378	66,489
ALLETE, Inc.	1,412	66,251
Piedmont Natural Gas Company, Inc.	1,909	66,223
ONE Gas, Inc.	1,839	66,204
Portland General Electric Co.	2,071	66,127
Pike Corp.*	8,191	66,019
Chesapeake Utilities Corp.	1,014	66,001
IDACORP, Inc.	1,232	65,974
UIL Holdings Corp.	1,877	65,901
Northwest Natural Gas Co.	1,520	65,694
El Paso Electric Co.	1,779	65,556
Unitil Corp.	2,044	65,408
York Water Co.	3,428	65,235
WGL Holdings, Inc.	1,663	64,824
New Jersey Resources Corp.	1,261	64,412
South Jersey Industries, Inc.	1,192	63,855
NorthWestern Corp.	1,376	63,599
Ormat Technologies, Inc.	2,460	63,443
PNM Resources, Inc.	2,437	62,509
Black Hills Corp.	1,176	61,987
Dynegy, Inc.*	2,078	55,171
Ameresco, Inc. — Class A*	5,868	44,127
EnerNOC, Inc.*	2,285	40,947
PICO Holdings, Inc.*	438	9,702
Total Utilities		2,486,115
Basic Materials - 5.6%
Orchids Paper Products Co.	3,083	81,391
Noranda Aluminum Holding Corp.	11,157	49,315
Century Aluminum Co.*	2,484	46,699
AK Steel Holding Corp.*	5,007	45,564
Gold Resource Corp.	8,084	42,684
Clearwater Paper Corp.*	621	41,980
Ring Energy, Inc.*	2,415	41,780
Kaiser Aluminum Corp.	534	41,235
Innophos Holdings, Inc.	679	41,032
Schnitzer Steel Industries, Inc. — Class A	1,533	40,946
US Silica Holdings, Inc.	728	40,928
Horsehead Holding Corp.*	2,182	40,869
A. Schulman, Inc.	1,026	40,774
Stillwater Mining Co.*	2,263	40,508
Landec Corp.*	3,253	39,719
Ferro Corp.*	3,143	39,412
Deltic Timber Corp.	640	39,104
Olin Corp.	1,439	38,234
Tronox Ltd. — Class A	1,425	37,819
Hecla Mining Co.	11,850	37,446
Sensient Technologies Corp.	707	37,118
Commercial Metals Co.	2,151	37,083
Schweitzer-Mauduit International, Inc.	907	37,033
Kronos Worldwide, Inc.	2,473	36,872
Aceto Corp.	2,180	36,537
Universal Stainless & Alloy Products, Inc.*	1,267	36,528
KMG Chemicals, Inc.	2,178	36,525
Kraton Performance Polymers, Inc.*	1,772	36,521
Quaker Chemical Corp.	516	36,435
American Vanguard Corp.	2,871	36,433
Balchem Corp.	727	36,350
Oil-Dri Corporation of America	1,245	36,317
Innospec, Inc.	903	36,310
Wausau Paper Corp.	3,590	36,151
Taminco Corp.*	1,729	36,136
Axiall Corp.	841	36,020
Neenah Paper, Inc.	725	35,975
Resolute Forest Products, Inc.*	2,329	35,843
PolyOne Corp.	931	35,331
Hawkins, Inc.	1,029	35,243
Stepan Co.	732	35,224
KapStone Paper and Packaging Corp.*	1,176	34,974
Zep, Inc.	2,220	34,610

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Basic Materials - 5.6% (continued)
Globe Specialty Metals, Inc.	1,814	$34,520
Intrepid Potash, Inc.*	2,327	34,463
Shiloh Industries, Inc.*	2,025	34,425
Minerals Technologies, Inc.	591	34,319
Coeur Mining, Inc.*	4,391	34,250
PH Glatfelter Co.	1,436	34,177
Chemtura Corp.*	1,469	34,169
HB Fuller Co.	762	34,023
OM Group, Inc.	1,201	33,952
Materion Corp.	1,044	33,732
Rentech, Inc.*	15,448	33,522
United States Lime & Minerals, Inc.	581	33,477
Allied Nevada Gold Corp.*,1	10,094	31,594
Molycorp, Inc.*,1	15,082	31,521
OMNOVA Solutions, Inc.*	3,894	31,425
Xerium Technologies, Inc.*	1,276	16,588
Total Basic Materials		2,219,165
Diversified - 0.1%
National Bank Holdings Corp. — Class A	508	10,063
Resource America, Inc. — Class A	1,038	9,779
Harbinger Group, Inc.*	759	8,903
Horizon Pharma, Inc.*	978	8,313
Tiptree Financial, Inc. — Class A*	975	6,932
Total Diversified		43,990
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	344	10,213
Total Common Stocks
(Cost $35,835,195)		38,884,730
RIGHTS†† - 0.0%
Leap Wireless International
Expires 03/17/15	3,402	8,573
Furiex Pharmaceuticals, Inc.	144	1,407
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	449	269
Total Rights
(Cost $9,708)		10,249
EXCHANGE TRADED FUNDS† - 0.8%
iShares Russell 2000 ETF	2,850	316,607
Total Exchange Traded Funds
(Cost $326,735)		316,607
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	30,945	30,945
Total Short Term Investments
(Cost $30,945)		30,945

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 3.8%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$467,326	467,326
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	453,716	453,716
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	433,281	433,281
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	136,115	136,115
Total Securities Lending Collateral
(Cost $1,490,438)		1,490,438
Total Investments - 103.6%
(Cost $37,693,021)		$40,732,969
Other Assets & Liabilities, net - (3.6)%		(1,401,405)
Total Net Assets - 100.0%		$39,331,564

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 24.2%
Pilgrim's Pride Corp.*	17,870	$499,646
Bunge Ltd.	5,868	462,633
ConAgra Foods, Inc.	15,243	459,273
Tyson Foods, Inc. — Class A	12,192	453,664
Safeway, Inc.	12,940	445,913
Hillshire Brands Co.	7,076	444,161
Spectrum Brands Holdings, Inc.	5,292	441,352
Dr Pepper Snapple Group, Inc.	7,502	440,817
Kroger Co.	8,935	437,636
Hain Celestial Group, Inc.*	5,076	433,998
Whole Foods Market, Inc.	11,279	431,083
Mead Johnson Nutrition Co. — Class A	4,707	430,408
Keurig Green Mountain, Inc.	3,600	429,408
Sprouts Farmers Market, Inc.*	14,040	428,360
Ingredion, Inc.	5,806	427,496
Lorillard, Inc.	7,055	426,686
Coca-Cola Enterprises, Inc.	9,328	423,958
Clorox Co.	4,802	417,150
Constellation Brands, Inc. — Class A*	4,989	415,384
JM Smucker Co.	4,131	411,612
Hormel Foods Corp.	8,994	407,068
Church & Dwight Company, Inc.	6,335	406,580
McCormick & Company, Inc.	6,161	405,271
Molson Coors Brewing Co. — Class B	5,989	404,437
Pinnacle Foods, Inc.	13,418	404,284
Brown-Forman Corp. — Class B	4,652	403,096
WhiteWave Foods Co. — Class A*	13,512	402,522
Campbell Soup Co.	9,621	400,137
Flowers Foods, Inc.	20,839	397,817
Hershey Co.	4,484	395,265
Monster Beverage Corp.*	6,168	394,505
Herbalife Ltd.[1]	6,890	361,036
Pharmacyclics, Inc.*	2,287	275,446
Cooper Companies, Inc.	1,499	241,158
HCA Holdings, Inc.*	3,578	233,679
Intuitive Surgical, Inc.*	503	230,147
LifePoint Hospitals, Inc.*	3,153	226,133
Scotts Miracle-Gro Co. — Class A	4,248	225,994
Tenet Healthcare Corp.*	4,231	223,270
Universal Health Services, Inc. — Class B	2,088	222,581
Hospira, Inc.*	3,898	216,222
Edwards Lifesciences Corp.*	2,386	215,337
Alere, Inc.*	5,383	215,320
Community Health Systems, Inc.*	4,510	215,127
AmerisourceBergen Corp. — Class A	2,788	214,425
VCA, Inc.*	5,750	214,418
Salix Pharmaceuticals Ltd.*	1,618	213,431
CR Bard, Inc.	1,423	212,354
Cardinal Health, Inc.	2,948	211,224
Quintiles Transnational Holdings, Inc.*	3,825	210,107
Perrigo Company plc	1,396	210,028
Hologic, Inc.*	8,048	209,811
United Therapeutics Corp.*	2,306	209,709
Quest Diagnostics, Inc.	3,432	209,696
Brookdale Senior Living, Inc. — Class A*	6,046	209,494
Health Net, Inc.*	5,080	209,245
Catamaran Corp.*	4,579	208,298
Teleflex, Inc.	1,931	208,046
Align Technology, Inc.*	3,835	207,895
Techne Corp.	2,219	207,077
Charles River Laboratories International, Inc.*	3,809	206,486
MEDNAX, Inc.*	3,478	205,828
Zoetis, Inc.	6,249	205,655
Boston Scientific Corp.*	16,081	205,515
Laboratory Corporation of America Holdings*	1,980	205,306
QIAGEN N.V.*	8,381	204,748
ResMed, Inc.[1]	3,951	204,425
Cigna Corp.	2,241	201,780
CareFusion Corp.*	4,596	201,259
Sirona Dental Systems, Inc.*	2,494	200,019
Varian Medical Systems, Inc.*	2,430	199,625
DaVita HealthCare Partners, Inc.*	2,833	199,557
BioMarin Pharmaceutical, Inc.*	3,222	199,184
Hill-Rom Holdings, Inc.	5,031	198,221
Premier, Inc. — Class A*	7,003	198,185
Covance, Inc.*	2,361	198,135
Centene Corp.*	2,746	197,959
Questcor Pharmaceuticals, Inc.	2,199	197,844
DENTSPLY International, Inc.	4,254	197,471
Medivation, Inc.*	2,656	197,155
Patterson Companies, Inc.	5,045	196,805
Myriad Genetics, Inc.*,1	5,449	196,709
Henry Schein, Inc.*	1,686	195,998
Bio-Rad Laboratories, Inc. — Class A*	1,695	194,908
Zimmer Holdings, Inc.	1,943	194,436
Mylan, Inc.*	3,923	193,679
Envision Healthcare Holdings, Inc.*	5,414	193,551
Endo International plc*	2,880	193,190
Omnicare, Inc.	3,081	192,563
Vertex Pharmaceuticals, Inc.*	2,163	192,312
Illumina, Inc.*	1,199	191,732
Jazz Pharmaceuticals plc*	1,366	190,871
Bruker Corp.*	8,394	190,796
St. Jude Medical, Inc.	2,911	189,768
IDEXX Laboratories, Inc.*	1,506	187,467
Humana, Inc.	1,592	187,299
Mallinckrodt plc*,1	2,627	182,892
Seattle Genetics, Inc.*	5,088	179,098
Cubist Pharmaceuticals, Inc.*	2,859	174,113
Incyte Corp.*	3,627	172,536
Intercept Pharmaceuticals, Inc.*	740	171,946
Alkermes plc*	4,003	171,168
Alnylam Pharmaceuticals, Inc.*	3,052	164,961
Gartner, Inc.*	2,257	154,424

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Non-cyclical - 24.2% (continued)
Leidos Holdings, Inc.	4,096	$151,306
RR Donnelley & Sons Co.	8,488	147,352
Actavis plc*	681	145,911
Booz Allen Hamilton Holding Corp.	6,323	140,624
Robert Half International, Inc.	2,868	139,528
United Rentals, Inc.*	1,312	138,940
Genpact Ltd.*	7,892	138,899
ADT Corp.	3,971	138,191
Verisk Analytics, Inc. — Class A*	2,285	137,191
Cintas Corp.	2,176	136,217
Quanta Services, Inc.*	3,998	133,893
Towers Watson & Co. — Class A	1,301	132,728
Rollins, Inc.	4,555	128,952
Manpowergroup, Inc.	1,626	126,649
Avery Dennison Corp.	2,669	126,003
CoStar Group, Inc.*	865	124,326
Aramark	4,012	108,164
Service Corporation International	5,074	106,554
Coty, Inc. — Class A	6,079	104,011
Hertz Global Holdings, Inc.*	3,616	102,044
Avis Budget Group, Inc.*	1,794	100,805
Live Nation Entertainment, Inc.*	4,313	100,105
H&R Block, Inc.	3,094	99,411
Jarden Corp.*	1,769	98,887
McGraw Hill Financial, Inc.	1,228	98,510
Apollo Education Group, Inc. — Class A*	3,478	97,140
DeVry Education Group, Inc.	2,409	96,288
KAR Auction Services, Inc.	3,271	95,873
Avon Products, Inc.	6,998	92,374
SEI Investments Co.	2,487	89,084
Tupperware Brands Corp.	1,218	88,646
Equifax, Inc.	1,110	84,460
Western Union Co.	4,820	84,205
Total System Services, Inc.	2,615	83,680
FleetCor Technologies, Inc.*	614	81,533
Moody's Corp.	926	80,562
Vantiv, Inc. — Class A*	2,438	79,918
Global Payments, Inc.	1,120	77,582
Aaron's, Inc.	2,899	76,476
Morningstar, Inc.	1,126	76,354
Alliance Data Systems Corp.*	288	75,540
CoreLogic, Inc.*	2,684	73,005
Total Consumer, Non-cyclical		32,663,828
Industrial - 13.5%
Energizer Holdings, Inc.	3,650	418,874
Golar LNG Ltd.	4,712	290,306
SunPower Corp. — Class A*,1	6,654	244,402
Ball Corp.	3,914	239,771
Vulcan Materials Co.	3,760	237,369
Silgan Holdings, Inc.	4,795	236,010
Lennox International, Inc.	2,742	233,947
Eagle Materials, Inc.	2,563	232,772
Bemis Company, Inc.	5,911	230,588
Masco Corp.	11,078	230,422
Rock-Tenn Co. — Class A	2,305	229,186
Martin Marietta Materials, Inc.	1,828	227,092
Ingersoll-Rand plc	3,861	226,987
Packaging Corporation of America	3,419	226,201
Sealed Air Corp.	7,010	225,161
Crown Holdings, Inc.*	4,817	224,231
Greif, Inc. — Class A	4,453	223,452
Hexcel Corp.*	5,970	222,383
AptarGroup, Inc.	3,639	222,343
Owens-Illinois, Inc.*	7,007	218,548
Valmont Industries, Inc.	1,494	217,571
Sonoco Products Co.	5,550	217,227
USG Corp.*	7,938	209,960
Owens Corning	6,100	207,705
Armstrong World Industries, Inc.*	4,209	204,894
PerkinElmer, Inc.	4,343	200,734
Acuity Brands, Inc.	1,791	192,121
URS Corp.	3,041	174,158
AVX Corp.	11,919	162,098
Tech Data Corp.*	2,579	161,935
Timken Co.	3,576	158,417
Amphenol Corp. — Class A	1,615	155,315
Avnet, Inc.	3,615	153,023
Vishay Intertechnology, Inc.	10,264	151,189
Jabil Circuit, Inc.	7,485	149,401
CH Robinson Worldwide, Inc.	2,161	145,782
AECOM Technology Corp.*	4,243	144,050
Knowles Corp.*	4,940	143,655
Landstar System, Inc.	2,164	143,105
Trinity Industries, Inc.	3,264	142,441
Mettler-Toledo International, Inc.*	549	141,170
J.B. Hunt Transport Services, Inc.	1,811	139,918
Kansas City Southern	1,282	139,815
Snap-on, Inc.	1,161	139,552
Kirby Corp.*	1,193	138,937
Old Dominion Freight Line, Inc.*	2,183	138,577
Covanta Holding Corp.	6,776	138,366
Republic Services, Inc. — Class A	3,642	138,141
Zebra Technologies Corp. — Class A*	1,722	137,880
National Instruments Corp.	4,309	137,199
Con-way, Inc.	2,780	137,193
Stanley Black & Decker, Inc.	1,558	136,247
Waste Connections, Inc.	2,877	136,197
TransDigm Group, Inc.	811	136,183
Ryder System, Inc.	1,580	136,085
Stericycle, Inc.*	1,149	135,180
Exelis, Inc.	8,023	135,107
Wabtec Corp.	1,665	134,332
Waters Corp.*	1,296	134,058
Roper Industries, Inc.	929	133,841
Expeditors International of Washington, Inc.	3,095	133,642
Graco, Inc.	1,791	132,803
Agilent Technologies, Inc.	2,360	132,372
ITT Corp.	2,879	132,348
Flowserve Corp.	1,782	131,939
Alliant Techsystems, Inc.	1,015	131,879
Huntington Ingalls Industries, Inc.	1,449	131,743
Joy Global, Inc.	2,223	131,735

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 13.5% (continued)
Babcock & Wilcox Co.	4,243	$131,703
Spirit AeroSystems Holdings, Inc. — Class A*	4,039	131,550
Foster Wheeler AG	3,987	131,412
Lincoln Electric Holdings, Inc.	1,969	130,820
Textron, Inc.	3,595	130,750
GATX Corp.	2,108	130,696
FLIR Systems, Inc.	3,921	130,491
Genesee & Wyoming, Inc. — Class A*	1,308	130,447
Dover Corp.	1,521	130,441
Fluor Corp.	1,782	129,854
Hubbell, Inc. — Class B	1,109	129,686
IDEX Corp.	1,708	129,501
AO Smith Corp.	2,762	128,985
Tyco International Ltd.	2,985	128,803
Nordson Corp.	1,706	128,240
Donaldson Company, Inc.	3,296	127,852
Rockwell Collins, Inc.	1,743	127,710
Carlisle Companies, Inc.	1,593	127,472
Jacobs Engineering Group, Inc.*	2,495	126,771
Crane Co.	1,842	126,380
SPX Corp.	1,271	125,994
Teekay Corp.	2,262	125,903
Clean Harbors, Inc.*	2,173	125,230
B/E Aerospace, Inc.*	1,470	125,156
Kennametal, Inc.	2,950	124,726
AMETEK, Inc.	2,557	124,500
Parker-Hannifin Corp.	1,082	124,376
Pall Corp.	1,603	124,184
Allegion plc	2,400	123,432
Chicago Bridge & Iron Company N.V.	2,077	123,208
Regal-Beloit Corp.	1,752	123,148
Manitowoc Company, Inc.	4,612	122,495
Xylem, Inc.	3,468	122,386
Rockwell Automation, Inc.	1,095	122,268
Middleby Corp.*	1,677	122,186
Triumph Group, Inc.	1,926	122,012
AGCO Corp.	2,443	118,999
KBR, Inc.	5,750	118,795
Terex Corp.	3,430	118,369
L-3 Communications Holdings, Inc.	1,122	117,765
Pentair plc	1,816	116,351
Tidewater, Inc.	2,458	116,190
Colfax Corp.*	1,843	116,054
Trimble Navigation Ltd.*	3,670	113,403
Gentex Corp.	3,512	101,497
Leggett & Platt, Inc.	3,009	98,695
Fortune Brands Home & Security, Inc.	2,585	97,687
Garmin Ltd.	1,700	93,568
AMERCO	348	91,580
TimkenSteel Corp.	1,788	77,796
Total Industrial		18,144,782
Consumer, Cyclical - 10.6%
GNC Holdings, Inc. — Class A	12,788	419,574
Rite Aid Corp.*	62,483	418,011
World Fuel Services Corp.	5,536	237,771
Fastenal Co.	4,886	216,694
Dolby Laboratories, Inc. — Class A*	3,682	164,365
Ingram Micro, Inc. — Class A*	5,488	157,506
Sabre Corp.	8,051	152,808
Arrow Electronics, Inc.*	2,613	151,423
United Continental Holdings, Inc.*	3,256	151,045
Copa Holdings S.A. — Class A	957	145,340
Southwest Airlines Co.	5,107	144,426
Spirit Airlines, Inc.*	2,176	142,354
PACCAR, Inc.	2,137	133,071
Allison Transmission Holdings, Inc.	4,445	130,150
Copart, Inc.*	3,883	129,614
Alaska Air Group, Inc.	2,908	127,865
Toro Co.	2,152	127,678
WW Grainger, Inc.	531	124,865
Navistar International Corp.*	3,547	124,748
HD Supply Holdings, Inc.*	4,887	124,228
MSC Industrial Direct Company, Inc. — Class A	1,455	124,097
WESCO International, Inc.*	1,552	121,816
TRW Automotive Holdings Corp.*	1,156	118,247
Polaris Industries, Inc.	798	117,737
Under Armour, Inc. — Class A*	1,761	117,546
PetSmart, Inc.	1,719	117,133
Oshkosh Corp.	2,501	115,596
Chipotle Mexican Grill, Inc. — Class A*	171	114,997
Hanesbrands, Inc.	1,150	112,366
Carter's, Inc.	1,467	112,314
Lions Gate Entertainment Corp.	3,643	112,204
JC Penney Company, Inc.*,1	11,909	111,706
Family Dollar Stores, Inc.	1,486	111,079
Hilton Worldwide Holdings, Inc.*	4,526	109,575
Lear Corp.	1,160	109,237
International Game Technology	6,428	108,826
Royal Caribbean Cruises Ltd.	1,813	108,145
Deckers Outdoor Corp.*	1,219	107,894
Wynn Resorts Ltd.	505	107,666
Urban Outfitters, Inc.*	2,993	106,940
Newell Rubbermaid, Inc.	3,289	106,827
Staples, Inc.	9,198	106,605
MGM Resorts International*	3,968	106,501
Sally Beauty Holdings, Inc.*	4,102	106,447
Bed Bath & Beyond, Inc.*	1,679	106,264
GameStop Corp. — Class A	2,530	106,184
Harman International Industries, Inc.	969	105,185
Whirlpool Corp.	733	104,555
Dillard's, Inc. — Class A	874	104,198
Best Buy Company, Inc.	3,504	104,174
Nordstrom, Inc.	1,501	103,914
Norwegian Cruise Line Holdings Ltd.*	3,168	103,847

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 10.6% (continued)
Wyndham Worldwide Corp.	1,374	$103,806
Marriott International, Inc. — Class A	1,602	103,665
Coach, Inc.	2,987	103,231
Dollar Tree, Inc.*	1,894	103,166
LKQ Corp.*	3,940	103,051
Kohl's Corp.	1,918	102,690
Visteon Corp.*	1,074	102,567
O'Reilly Automotive, Inc.*	683	102,450
Choice Hotels International, Inc.	2,178	102,126
Darden Restaurants, Inc.	2,177	101,775
L Brands, Inc.	1,755	101,737
Domino's Pizza, Inc.	1,412	101,664
Tractor Supply Co.	1,627	101,151
Madison Square Garden Co. — Class A*	1,702	100,997
Penske Automotive Group, Inc.	2,169	100,750
Macy's, Inc.	1,741	100,612
Ralph Lauren Corp. — Class A	645	100,530
VF Corp.	1,636	100,238
Burger King Worldwide, Inc.	3,798	100,191
Sears Holdings Corp.*,1	2,625	100,144
Ulta Salon Cosmetics & Fragrance, Inc.*	1,084	100,086
Tiffany & Co.	1,025	100,050
Panera Bread Co. — Class A*	679	100,017
Big Lots, Inc.	2,283	99,881
Kate Spade & Co.*	2,639	99,833
BorgWarner, Inc.	1,599	99,538
Cabela's, Inc.*	1,704	99,446
Hyatt Hotels Corp. — Class A*	1,689	99,364
CarMax, Inc.*	2,034	99,280
AutoZone, Inc.*	192	99,270
NVR, Inc.*	88	99,128
Cinemark Holdings, Inc.	3,015	98,892
PVH Corp.	893	98,391
Dick's Sporting Goods, Inc.	2,310	98,244
SeaWorld Entertainment, Inc.	3,527	98,227
Ross Stores, Inc.	1,525	98,210
The Gap, Inc.	2,447	98,149
CST Brands, Inc.	2,931	97,983
Foot Locker, Inc.	2,059	97,864
Chico's FAS, Inc.	6,189	97,848
Tesla Motors, Inc.*	438	97,805
Starwood Hotels & Resorts Worldwide, Inc.	1,271	97,664
Genuine Parts Co.	1,179	97,645
Wendy's Co.	11,896	96,952
Dunkin' Brands Group, Inc.	2,258	96,778
DSW, Inc. — Class A	3,637	96,708
Tempur Sealy International, Inc.*	1,760	96,290
Williams-Sonoma, Inc.	1,435	96,245
Fossil Group, Inc.*	976	95,648
Goodyear Tire & Rubber Co.	3,784	95,243
Signet Jewelers Ltd.	935	95,174
Hasbro, Inc.	1,902	95,024
Thor Industries, Inc.	1,790	94,816
Ascena Retail Group, Inc.*	5,893	94,642
Regal Entertainment Group — Class A	4,851	94,400
Michael Kors Holdings Ltd.*	1,152	93,865
Bally Technologies, Inc.*	1,559	93,805
Abercrombie & Fitch Co. — Class A	2,383	93,747
Mohawk Industries, Inc.*	751	93,702
Advance Auto Parts, Inc.	773	93,618
AutoNation, Inc.*	1,750	93,310
Mattel, Inc.	2,599	92,070
Six Flags Entertainment Corp.	2,390	91,346
Dollar General Corp.*	1,651	91,185
Brinker International, Inc.	2,032	91,115
Toll Brothers, Inc.*	2,785	91,042
WABCO Holdings, Inc.*	927	90,364
DreamWorks Animation SKG, Inc. — Class A*	4,511	90,220
PulteGroup, Inc.	5,101	90,033
Lennar Corp. — Class A	2,481	89,887
Harley-Davidson, Inc.	1,441	89,083
DR Horton, Inc.	4,262	88,223
Taylor Morrison Home Corp. — Class A*	4,758	84,597
Gaming and Leisure Properties, Inc.	2,423	81,582
Nu Skin Enterprises, Inc. — Class A	1,378	80,875
Total Consumer, Cyclical		14,314,303
Energy - 10.6%
Energen Corp.	3,922	320,154
Whiting Petroleum Corp.*	3,346	296,088
Athlon Energy, Inc.*	5,865	279,526
Cameron International Corp.*	3,901	276,620
Cheniere Energy, Inc.*	3,882	274,690
SolarCity Corp.*,1	3,830	273,960
Patterson-UTI Energy, Inc.	7,885	270,849
Oasis Petroleum, Inc.*	5,041	269,441
Concho Resources, Inc.*	1,910	268,928
Nabors Industries Ltd.	9,724	264,104
Cimarex Energy Co.	1,898	263,860
Tesoro Corp.	4,278	263,268
QEP Resources, Inc.	7,868	260,037
FMC Technologies, Inc.*	4,269	259,555
RPC, Inc.	11,455	257,737
SM Energy Co.	3,254	255,569
Cabot Oil & Gas Corp. — Class A	7,708	253,979
Frank's International N.V.	10,964	253,817
Continental Resources, Inc.*	1,722	252,755
CVR Energy, Inc.[1]	5,329	250,889
Unit Corp.*	3,958	250,739
HollyFrontier Corp.	5,321	250,140
ONEOK, Inc.	3,882	250,117
Diamond Offshore Drilling, Inc.[1]	5,340	249,859
Dresser-Rand Group, Inc.*	4,193	249,525
Murphy Oil Corp.	4,016	249,514
Dril-Quip, Inc.*	2,466	248,499
Newfield Exploration Co.*	6,165	248,450
Oil States International, Inc.*	4,051	248,286
Rowan Companies plc — Class A	8,123	247,914

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 10.6% (continued)
Helmerich & Payne, Inc.	2,333	$247,905
Targa Resources Corp.	1,938	247,095
Superior Energy Services, Inc.	7,318	245,885
Denbury Resources, Inc.	14,422	244,453
EP Energy Corp. — Class A*	12,143	242,860
Peabody Energy Corp.	15,842	240,323
Atwood Oceanics, Inc.*	4,968	239,209
Seadrill Ltd.[1]	6,585	238,772
Laredo Petroleum, Inc.*	8,783	238,371
Antero Resources Corp.*	4,114	237,625
NOW, Inc.*	7,340	236,275
WPX Energy, Inc.*	11,325	232,955
Oceaneering International, Inc.	3,419	232,184
Southwestern Energy Co.*	5,670	230,089
Range Resources Corp.	3,042	229,945
Cobalt International Energy, Inc.*	14,342	229,759
Rice Energy, Inc.*	8,724	229,441
Kosmos Energy Ltd.*	23,626	227,518
Equities Corp.	2,421	227,138
Chesapeake Energy Corp.	8,609	227,019
MRC Global, Inc.*	8,457	226,901
SandRidge Energy, Inc.*,1	37,768	225,097
PBF Energy, Inc. — Class A	8,288	224,605
Gulfport Energy Corp.*	4,205	224,589
Noble Energy, Inc.	3,363	223,606
CONSOL Energy, Inc.	5,706	221,507
Ultra Petroleum Corp.*	8,912	204,263
Murphy USA, Inc.*	2,092	103,387
Seventy Seven Energy, Inc.*	615	13,794
Total Energy		14,251,439
Financial - 10.2%
Iron Mountain, Inc.	4,555	152,638
Air Lease Corp. — Class A	3,560	122,642
CBS Outdoor Americas, Inc.	2,975	99,037
NASDAQ OMX Group, Inc.	2,134	90,033
Digital Realty Trust, Inc.	1,395	89,824
CIT Group, Inc.	1,783	87,562
Apartment Investment & Management Co. — Class A	2,508	85,723
SLM Corp.	9,616	85,198
Mercury General Corp.	1,728	85,051
American Realty Capital Properties, Inc.	6,455	84,626
Home Properties, Inc.	1,285	84,540
Northern Trust Corp.	1,260	84,281
Endurance Specialty Holdings Ltd.	1,583	83,726
TD Ameritrade Holding Corp.	2,606	83,705
AvalonBay Communities, Inc.	565	83,665
UDR, Inc.	2,854	82,994
Piedmont Office Realty Trust, Inc. — Class A	4,261	82,876
Reinsurance Group of America, Inc. — Class A	1,032	82,828
Huntington Bancshares, Inc.	8,429	82,773
Essex Property Trust, Inc.	436	82,653
Camden Property Trust	1,142	82,635
Alexandria Real Estate Equities, Inc.	1,046	82,216
Federal Realty Investment Trust	672	82,052
Lincoln National Corp.	1,566	82,042
Voya Financial, Inc.	2,211	82,028
Lazard Ltd. — Class A	1,567	81,954
Post Properties, Inc.	1,512	81,950
American Campus Communities, Inc.	2,103	81,849
American Homes 4 Rent — Class A	4,489	81,790
Raymond James Financial, Inc.	1,604	81,724
Invesco Ltd.	2,171	81,695
White Mountains Insurance Group Ltd.	135	81,663
BOK Financial Corp.	1,232	81,607
Brandywine Realty Trust	5,241	81,498
Spirit Realty Capital, Inc.	7,043	81,487
New York Community Bancorp, Inc.	5,131	81,481
Realogy Holdings Corp.*	2,215	81,423
Brown & Brown, Inc.	2,643	81,351
Ameriprise Financial, Inc.	680	81,328
Intercontinental Exchange, Inc.	423	81,309
E*TRADE Financial Corp.*	3,861	81,158
HCP, Inc.	1,952	81,066
WP Carey, Inc.	1,233	81,045
Boston Properties, Inc.	678	80,987
Associated Banc-Corp.	4,517	80,945
Health Care REIT, Inc.	1,271	80,874
Santander Consumer USA Holdings, Inc. ADR	4,216	80,821
Weingarten Realty Investors	2,454	80,761
Omega Healthcare Investors, Inc.	2,210	80,753
City National Corp.	1,073	80,743
Brixmor Property Group, Inc.	3,563	80,702
Duke Realty Corp.	4,482	80,631
CBOE Holdings, Inc.	1,663	80,606
Comerica, Inc.	1,603	80,567
Protective Life Corp.	1,161	80,550
First Horizon National Corp.	6,828	80,434
Crown Castle International Corp.	1,084	80,411
First Niagara Financial Group, Inc.	9,349	80,401
Vornado Realty Trust	758	80,363
Douglas Emmett, Inc.	2,817	80,256
Interactive Brokers Group, Inc. — Class A	3,485	80,207
DDR Corp.	4,571	80,175
Cullen/Frost Bankers, Inc.	1,026	79,997
Principal Financial Group, Inc.	1,610	79,985
Hudson City Bancorp, Inc.	8,198	79,931
Equity Lifestyle Properties, Inc.	1,803	79,855
Bank of Hawaii Corp.	1,396	79,823
Jones Lang LaSalle, Inc.	645	79,787
Corporate Office Properties Trust	2,811	79,748
Equity Commonwealth	2,968	79,720
Kilroy Realty Corp.	1,289	79,712

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 10.2% (continued)
Affiliated Managers Group, Inc.*	400	$79,700
CBL & Associates Properties, Inc.	4,253	79,532
Starwood Property Trust, Inc.	3,367	79,460
Prologis, Inc.	1,946	79,416
Commerce Bancshares, Inc.	1,762	79,396
Washington Prime Group, Inc.	4,202	79,376
Ventas, Inc.	1,250	79,375
General Growth Properties, Inc.	3,396	79,365
Chimera Investment Corp.	24,999	79,247
XL Group plc — Class A	2,458	79,246
Regency Centers Corp.	1,456	79,148
M&T Bank Corp.	651	79,097
PacWest Bancorp	1,898	79,090
Markel Corp.*	125	79,014
Taubman Centers, Inc.	1,074	79,003
Everest Re Group Ltd.	506	78,890
ProAssurance Corp.	1,808	78,883
Host Hotels & Resorts, Inc.	3,628	78,872
CBRE Group, Inc. — Class A*	2,557	78,858
WR Berkley Corp.	1,767	78,826
Unum Group	2,296	78,822
Erie Indemnity Co. — Class A	1,076	78,785
Tanger Factory Outlet Centers, Inc.	2,273	78,759
Validus Holdings Ltd.	2,156	78,759
MFA Financial, Inc.	9,675	78,755
Macerich Co.	1,209	78,597
Retail Properties of America, Inc. — Class A	5,220	78,561
East West Bancorp, Inc.	2,306	78,542
SL Green Realty Corp.	728	78,478
Navient Corp.	4,559	78,415
Healthcare Trust of America, Inc. — Class A	6,582	78,392
BioMed Realty Trust, Inc.	3,646	78,389
TCF Financial Corp.	4,957	78,370
Weyerhaeuser Co.	2,502	78,363
Zions Bancorporation	2,719	78,362
People's United Financial, Inc.	5,395	78,335
HCC Insurance Holdings, Inc.	1,675	78,189
Synovus Financial Corp.	3,320	78,186
Forest City Enterprises, Inc. — Class A*	4,078	78,175
Mid-America Apartment Communities, Inc.	1,118	78,171
Two Harbors Investment Corp.	7,637	78,127
Realty Income Corp.	1,814	78,093
PartnerRe Ltd.	748	78,061
Hospitality Properties Trust	2,731	78,025
Axis Capital Holdings Ltd.	1,808	78,015
Extra Space Storage, Inc.	1,508	78,009
American Capital Agency Corp.	3,373	77,984
Torchmark Corp.	1,474	77,739
Arthur J Gallagher & Co.	1,725	77,625
Loews Corp.	1,841	77,561
Corrections Corporation of America	2,407	77,554
Howard Hughes Corp.*	533	77,509
Alleghany Corp.*	187	77,390
Kimco Realty Corp.	3,453	77,278
TFS Financial Corp.*	5,730	77,240
National Retail Properties, Inc.	2,170	77,187
Regions Financial Corp.	7,609	77,155
Columbia Property Trust, Inc.	3,021	77,066
KeyCorp	5,677	76,867
Hartford Financial Services Group, Inc.	2,250	76,860
Fifth Third Bancorp	3,751	76,820
Allied World Assurance Company Holdings AG	2,133	76,809
LPL Financial Holdings, Inc.	1,616	76,728
Cincinnati Financial Corp.	1,667	76,715
American National Insurance Co.	703	76,627
Annaly Capital Management, Inc.	6,886	76,435
Popular, Inc.*	2,395	76,401
SunTrust Banks, Inc.	2,006	76,328
CNA Financial Corp.	2,037	76,123
StanCorp Financial Group, Inc.	1,261	76,089
American Financial Group, Inc.	1,356	75,922
Assurant, Inc.	1,195	75,715
Senior Housing Properties Trust	3,310	75,667
SVB Financial Group*	694	75,660
Aon plc	896	75,587
T. Rowe Price Group, Inc.	971	75,408
Ally Financial, Inc.*	3,270	75,079
Legg Mason, Inc.	1,581	75,018
Arch Capital Group Ltd.*	1,402	74,937
Federated Investors, Inc. — Class B	2,654	74,896
Artisan Partners Asset Management, Inc. — Class A	1,436	74,816
Signature Bank*	654	74,811
Fulton Financial Corp.	6,593	74,765
Eaton Vance Corp.	2,124	74,616
RenaissanceRe Holdings Ltd.	762	74,531
Plum Creek Timber Company, Inc.	1,799	74,425
Liberty Property Trust	2,115	74,385
Progressive Corp.	3,161	74,094
BankUnited, Inc.	2,356	73,601
Hanover Insurance Group, Inc.	1,265	73,130
Aspen Insurance Holdings Ltd.	1,785	71,418
Assured Guaranty Ltd.	3,114	69,504
Old Republic International Corp.	4,823	69,403
First Republic Bank	1,481	69,192
Waddell & Reed Financial, Inc. — Class A	1,296	68,416
Nationstar Mortgage Holdings, Inc.*,1	2,206	67,304
FNF Group	2,434	65,986
Ocwen Financial Corp.*	2,172	65,529
MBIA, Inc.*	6,513	62,395
Genworth Financial, Inc. — Class A*	4,655	60,981
Rayonier, Inc.	1,684	57,357
NorthStar Asset Management Group Incorporated*	2,463	44,112
NorthStar Realty Finance Corp.	2,463	39,654

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 10.2% (continued)
FNFV Group*	810	$13,252
Total Financial		13,735,656
Utilities - 9.1%
ITC Holdings Corp.	9,536	344,250
UGI Corp.	6,981	338,857
Consolidated Edison, Inc.	6,028	338,111
American Water Works Company, Inc.	7,045	336,539
CenterPoint Energy, Inc.	13,799	335,592
Xcel Energy, Inc.	10,860	334,488
Pepco Holdings, Inc.	12,452	334,336
NiSource, Inc.	8,859	333,807
TECO Energy, Inc.	19,055	332,700
Ameren Corp.	8,589	330,247
Westar Energy, Inc.	9,143	329,514
SCANA Corp.	6,475	329,448
AES Corp.	22,478	328,404
Sempra Energy	3,280	327,049
PPL Corp.	9,901	326,634
AGL Resources, Inc.	6,306	325,642
Alliant Energy Corp.	5,747	324,706
OGE Energy Corp.	9,032	324,700
DTE Energy Co.	4,397	324,587
Edison International	5,923	324,580
Great Plains Energy, Inc.	13,071	324,030
CMS Energy Corp.	11,191	323,756
Wisconsin Energy Corp.	7,421	323,407
Integrys Energy Group, Inc.	4,932	323,342
Pinnacle West Capital Corp.	6,027	322,384
Northeast Utilities	7,343	322,358
Aqua America, Inc.	13,442	319,651
Hawaiian Electric Industries, Inc.[1]	13,495	318,752
MDU Resources Group, Inc.	10,112	318,629
Calpine Corp.*	14,392	317,200
Questar Corp.	14,224	316,342
Vectren Corp.	8,263	314,738
Atmos Energy Corp.	6,495	313,838
FirstEnergy Corp.	9,944	310,352
Entergy Corp.	4,247	309,309
National Fuel Gas Co.	4,485	309,061
Public Service Enterprise Group, Inc.	8,660	304,572
NRG Energy, Inc.	9,297	287,835
Total Utilities		12,303,747
Technology - 8.3%
First Solar, Inc.*	3,793	239,375
Cerner Corp.*	3,918	216,273
Allscripts Healthcare Solutions, Inc.*	12,977	206,594
athenahealth, Inc.*	1,644	204,514
Veeva Systems, Inc. — Class A*	8,165	194,327
IMS Health Holdings, Inc.*	6,690	174,609
Western Digital Corp.	1,714	171,109
Skyworks Solutions, Inc.	3,318	168,422
NetApp, Inc.	4,304	167,167
SolarWinds, Inc.*	4,061	167,070
Red Hat, Inc.*	2,836	164,829
Lam Research Corp.	2,337	163,589
Citrix Systems, Inc.*	2,414	163,500
Broadcom Corp. — Class A	4,234	161,993
ANSYS, Inc.*	2,086	160,497
KLA-Tencor Corp.	2,236	159,852
Activision Blizzard, Inc.	7,092	158,719
Brocade Communications Systems, Inc.	17,218	158,578
Intuit, Inc.	1,928	158,038
CA, Inc.	5,418	156,472
Concur Technologies, Inc.*	1,680	156,173
Teradata Corp.*	3,681	155,191
NetSuite, Inc.*	1,838	154,962
IPG Photonics Corp.*	2,300	154,905
MICROS Systems, Inc.*	2,287	154,670
Rovi Corp.*	6,603	154,312
Advanced Micro Devices, Inc.*,1	39,418	154,124
Cree, Inc.*	3,250	153,498
DST Systems, Inc.	1,700	153,119
Cadence Design Systems, Inc.*	9,066	152,581
Avago Technologies Ltd.	2,198	152,497
Solera Holdings, Inc.	2,376	152,064
Computer Sciences Corp.	2,430	151,608
Diebold, Inc.	4,019	151,436
Synopsys, Inc.*	4,004	151,231
Workday, Inc. — Class A*	1,799	150,828
PTC, Inc.*	4,170	149,953
ServiceNow, Inc.*	2,542	149,470
Akamai Technologies, Inc.*	2,521	148,789
ON Semiconductor Corp.*	17,352	148,533
Autodesk, Inc.*	2,783	148,473
NCR Corp.*	4,777	147,848
NVIDIA Corp.	8,432	147,560
Altera Corp.	4,477	146,487
Teradyne, Inc.	8,030	146,307
Xerox Corp.	11,000	145,860
Nuance Communications, Inc.*	8,013	145,676
Linear Technology Corp.	3,293	145,338
SunEdison, Inc.*	7,263	145,260
Stratasys Ltd.*	1,439	144,677
Tableau Software, Inc. — Class A*	2,223	144,495
Marvell Technology Group Ltd.	10,807	144,165
VeriFone Systems, Inc.*	4,294	143,892
Electronic Arts, Inc.*	4,271	143,506
Microchip Technology, Inc.	3,186	143,434
Applied Materials, Inc.	6,830	143,157
Analog Devices, Inc.	2,883	143,083
Lexmark International, Inc. — Class A	2,933	140,872
3D Systems Corp.*,1	2,801	140,414
Riverbed Technology, Inc.*	7,808	139,763
SanDisk Corp.	1,520	139,399
Atmel Corp.*	16,992	139,334
Xilinx, Inc.	3,310	136,140
Informatica Corp.*	4,285	135,920
Pitney Bowes, Inc.	5,002	135,354
Paychex, Inc.	3,282	134,594
Maxim Integrated Products, Inc.	4,577	134,152
Freescale Semiconductor Ltd.*	6,682	133,774

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Technology - 8.3% (continued)
IHS, Inc. — Class A*	998	$131,107
Fidelity National Information Services, Inc.	1,475	83,190
Fiserv, Inc.*	1,343	82,823
MSCI, Inc. — Class A*	1,811	81,948
Dun & Bradstreet Corp.	733	80,652
Broadridge Financial Solutions, Inc.	1,980	79,933
Jack Henry & Associates, Inc.	1,364	79,589
Total Technology		11,163,647
Communications - 6.8%
Frontier Communications Corp.[1]	60,260	394,703
Windstream Holdings, Inc.[1]	33,795	387,291
tw telecom, Inc. — Class A*	8,481	345,516
Level 3 Communications, Inc.*	7,778	342,076
Telephone & Data Systems, Inc.	13,478	336,950
United States Cellular Corp.*	8,613	336,682
Twitter, Inc.*	4,036	182,387
LinkedIn Corp. — Class A*	935	168,898
SBA Communications Corp. — Class A*	1,574	168,308
VeriSign, Inc.*	3,040	164,312
Symantec Corp.	6,937	164,129
ARRIS Group, Inc.*	4,761	162,683
CommScope Holding Company, Inc.*	6,525	160,776
F5 Networks, Inc.*	1,419	159,765
Fortinet, Inc.*	6,493	159,403
Palo Alto Networks, Inc.*	1,971	159,375
Equinix, Inc.*	742	159,174
JDS Uniphase Corp.*	13,218	156,898
AOL, Inc.*	4,007	154,470
Juniper Networks, Inc.	6,436	151,503
CDW Corp.	4,890	151,052
TIBCO Software, Inc.*	7,812	150,772
EchoStar Corp. — Class A*	2,972	150,680
IAC/InterActiveCorp	2,242	150,662
Amdocs Ltd.	3,287	149,033
Motorola Solutions, Inc.	2,328	148,247
Groupon, Inc. — Class A*	22,906	148,202
Zynga, Inc. — Class A*	50,752	148,196
FireEye, Inc.*,1	4,123	146,367
Harris Corp.	2,069	141,251
Splunk, Inc.*	2,951	138,756
Yelp, Inc. — Class A*	2,048	137,544
Rackspace Hosting, Inc.*	4,176	126,491
Discovery Communications, Inc. — Class A*	1,370	116,738
Gannett Company, Inc.	3,489	114,160
Cablevision Systems Corp. — Class A	5,832	112,091
Expedia, Inc.	1,335	106,026
Scripps Networks Interactive, Inc. — Class A	1,267	104,413
Charter Communications, Inc. — Class A*	674	104,146
Interpublic Group of Companies, Inc.	5,262	103,714
HomeAway, Inc.*	2,983	103,570
News Corp. — Class A*	5,821	102,741
John Wiley & Sons, Inc. — Class A	1,706	102,514
DISH Network Corp. — Class A*	1,637	101,265
Sirius XM Holdings, Inc.*	29,945	101,214
AMC Networks, Inc. — Class A*	1,679	100,522
Omnicom Group, Inc.	1,427	99,876
Liberty Ventures*	1,441	99,660
Starz — Class A*	3,484	99,329
Netflix, Inc.*	234	98,916
Lamar Advertising Co. — Class A	1,972	98,896
Liberty Interactive Corp. — Class A*	3,521	98,764
Graham Holdings Co. — Class B	143	98,062
Nielsen N.V.	2,108	97,200
zulily, Inc. — Class A*,1	2,786	96,451
Clear Channel Outdoor Holdings, Inc. — Class A	12,508	94,435
TripAdvisor, Inc.*	972	92,184
Pandora Media, Inc.*	3,601	90,457
Zillow, Inc. — Class A*	609	87,410
FactSet Research Systems, Inc.	687	82,529
Liberty Media Corp. — Class C*	1,532	72,004
Liberty Media Corp. — Class A*	766	36,040
Total Communications		9,117,879
Basic Materials - 6.5%
United States Steel Corp.[1]	9,363	313,566
Cliffs Natural Resources, Inc.[1]	16,913	295,132
Steel Dynamics, Inc.	13,646	289,432
Alcoa, Inc.	16,598	272,041
Rockwood Holdings, Inc.	3,229	254,898
Westlake Chemical Corp.	2,875	251,246
Tahoe Resources, Inc.*	9,437	249,609
CF Industries Holdings, Inc.	997	249,589
Royal Gold, Inc.	3,264	246,660
Newmont Mining Corp.	9,727	242,300
NewMarket Corp.	626	242,261
Sherwin-Williams Co.	1,173	241,908
Nucor Corp.	4,814	241,759
Sigma-Aldrich Corp.	2,380	239,000
Airgas, Inc.	2,219	237,255
Valspar Corp.	3,155	236,783
Cytec Industries, Inc.	2,339	235,888
International Flavors & Fragrances, Inc.	2,328	235,105
International Paper Co.	4,947	234,984
Ashland, Inc.	2,240	234,416
RPM International, Inc.	5,279	233,226
WR Grace & Co.*	2,560	232,960
MeadWestvaco Corp.	5,543	231,697
Rayonier Advanced Materials, Inc.	7,083	229,914
Huntsman Corp.	8,769	228,432
Reliance Steel & Aluminum Co.	3,293	224,747
Compass Minerals International, Inc.	2,575	221,502
Mosaic Co.	4,790	220,867
FMC Corp.	3,385	220,770
Celanese Corp. — Class A	3,781	220,092
Eastman Chemical Co.	2,755	217,039

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Basic Materials - 6.5% (continued)
Platform Specialty Products Corp.*	8,774	$216,806
Allegheny Technologies, Inc.	5,740	216,111
Cabot Corp.	4,101	214,851
Albemarle Corp.	3,404	208,801
Carpenter Technology Corp.	3,840	207,898
Domtar Corp.	5,461	196,159
Veritiv Corp.*	94	3,752
Total Basic Materials		8,789,456
Diversified - 0.1%
Leucadia National Corp.	3,057	75,538
Total Common Stocks
(Cost $113,746,107)		134,560,275
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	157,778	157,778
Total Short Term Investments
(Cost $157,778)		157,778

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 3.4%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$1,449,469	1,449,469
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	1,407,251	1,407,251
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	1,343,867	1,343,867
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	422,175	422,175
Total Securities Lending Collateral
(Cost $4,622,762)		4,622,762
Total Investments - 103.4%
(Cost $118,526,647)		$139,340,815
Other Assets & Liabilities, net - (3.4)%		(4,595,578)
Total Net Assets - 100.0%		$134,745,237

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note3.
[2]	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim Russell Top 50® Mega Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 22.4%
Johnson & Johnson	177,809	$17,796,903
Procter & Gamble Co.	170,070	13,149,812
Pfizer, Inc.	400,902	11,505,887
Merck & Company, Inc.	183,671	10,421,493
Coca-Cola Co.	249,549	9,804,781
Gilead Sciences, Inc.*	96,518	8,836,223
PepsiCo, Inc.	95,284	8,394,520
Philip Morris International, Inc.	98,855	8,107,099
Amgen, Inc.	47,579	6,061,089
Bristol-Myers Squibb Co.	104,153	5,272,225
AbbVie, Inc.	99,936	5,230,650
Altria Group, Inc.	124,849	5,068,869
MasterCard, Inc. — Class A	63,185	4,685,168
Total Consumer, Non-cyclical		114,334,719
Technology - 19.0%
Apple, Inc.	378,964	36,217,589
Microsoft Corp.	519,167	22,407,248
International Business Machines Corp.	59,454	11,395,548
Intel Corp.	312,867	10,603,063
Oracle Corp.	206,431	8,337,748
QUALCOMM, Inc.	106,083	7,818,317
Total Technology		96,779,513
Communications - 18.0%
Verizon Communications, Inc.	260,271	13,122,863
AT&T, Inc.	326,223	11,610,277
Google, Inc. — Class A*	17,641	10,223,842
Google, Inc. — Class C*	17,850	10,203,060
Walt Disney Co.	108,846	9,347,694
Facebook, Inc. — Class A*	124,097	9,015,647
Comcast Corp. — Class A	162,803	8,747,405
Cisco Systems, Inc.	321,961	8,123,076
Amazon.com, Inc.*	23,612	7,390,320
Twenty-First Century Fox, Inc. — Class A	119,685	3,791,621
Total Communications		91,575,805
Financial - 14.6%
Wells Fargo & Co.	300,148	15,277,533
Berkshire Hathaway, Inc. — Class B*	115,029	14,428,087
JPMorgan Chase & Co.	237,869	13,717,906
Bank of America Corp.	660,909	10,078,862
Citigroup, Inc.	190,925	9,338,142
Visa, Inc. — Class A	31,515	6,649,980
American Express Co.	57,014	5,017,232
Total Financial		74,507,742
Energy - 12.2%
Exxon Mobil Corp.	269,901	26,704,005
Chevron Corp.	119,645	15,462,920
Schlumberger Ltd.	81,739	8,859,690
ConocoPhillips	77,161	6,365,782
Occidental Petroleum Corp.	49,376	4,824,529
Total Energy		62,216,926
Industrial - 8.5%
General Electric Co.	630,245	15,850,661
United Technologies Corp.	57,617	6,058,428
3M Co.	41,121	5,793,538
Union Pacific Corp.	56,931	5,596,887
Boeing Co.	45,832	5,521,839
United Parcel Service, Inc. — Class B	44,488	4,319,340
Total Industrial		43,140,693
Consumer, Cyclical - 5.1%
Wal-Mart Stores, Inc.	100,134	7,367,860
Home Depot, Inc.	85,955	6,949,462
McDonald's Corp.	62,122	5,874,256
CVS Health Corp.	73,486	5,611,391
Total Consumer, Cyclical		25,802,969
Total Common Stocks
(Cost $427,053,697)		508,358,367
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	329,738	329,738
Total Short Term Investments
(Cost $329,738)		329,738
Total Investments - 99.9%
(Cost $427,383,435)		$508,688,105
Other Assets & Liabilities, net - 0.1%		593,200
Total Net Assets - 100.0%		$509,281,305

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Retail-Apparel/Shoe - 7.0%
Urban Outfitters, Inc.*	30,925	$1,104,951
L Brands, Inc.	18,072	1,047,634
The Gap, Inc.	25,217	1,011,454
Ross Stores, Inc.	15,444	994,594
PVH Corp.	8,896	980,161
Coach, Inc.	26,329	909,930
Total Retail-Apparel/Shoe		6,048,724
Retail-Restaurants - 5.9%
Chipotle Mexican Grill, Inc. — Class A*	1,760	1,183,600
Starbucks Corp.	13,876	1,077,888
Darden Restaurants, Inc.	20,866	975,486
McDonald's Corp.	10,313	975,197
Yum! Brands, Inc.	13,081	907,821
Total Retail-Restaurants		5,119,992
Cable/Satellite TV - 4.9%
Cablevision Systems Corp. — Class A1	60,899	1,170,478
DIRECTV*	12,479	1,073,818
Comcast Corp. — Class A	19,754	1,061,382
Time Warner Cable, Inc.	7,286	1,057,199
Total Cable/Satellite TV		4,362,877
Multimedia - 4.9%
Time Warner, Inc.	15,278	1,268,380
Walt Disney Co.	12,520	1,075,218
Viacom, Inc. — Class B	12,063	997,248
Twenty-First Century Fox, Inc. — Class A	29,180	924,422
Total Multimedia		4,265,268
Retail-Discount - 4.9%
Family Dollar Stores, Inc.	15,548	1,162,213
Target Corp.	18,113	1,079,354
Dollar Tree, Inc.*	19,225	1,047,186
Dollar General Corp.*	17,080	943,328
Total Retail-Discount		4,232,081
Apparel Manufacturers - 4.8%
Under Armour, Inc. — Class A*	18,025	1,203,169
Ralph Lauren Corp. — Class A	6,751	1,052,211
VF Corp.	16,815	1,030,255
Michael Kors Holdings Ltd.*	11,040	899,539
Total Apparel Manufacturers		4,185,174
E-Commerce/Services - 4.8%
Expedia, Inc.	13,959	1,108,624
Priceline Group, Inc.*	872	1,083,416
Netflix, Inc.*	2,425	1,025,096
TripAdvisor, Inc.*	10,163	963,859
Total E-Commerce/Services		4,180,995
Publishing-Newspapers - 3.7%
Gannett Company, Inc.	36,076	1,180,407
News Corp. — Class A*	60,156	1,061,753
Graham Holdings Co. — Class B	1,485	1,018,339
Total Publishing-Newspapers		3,260,499
Hotels&Motels - 3.6%
Marriott International, Inc. — Class A	16,888	1,092,823
Wyndham Worldwide Corp.	14,302	1,080,516
Starwood Hotels & Resorts Worldwide, Inc.	13,112	1,007,526
Total Hotels&Motels		3,180,865
Auto/Truck Parts & Equipments - Original - 3.4%
Delphi Automotive plc	15,247	1,018,500
BorgWarner, Inc.	15,917	990,833
Johnson Controls, Inc.	20,881	986,418
Total Auto/Truck Parts & Equipments - Original		2,995,751
Buildings - Residential/Commercial - 3.2%
PulteGroup, Inc.	53,374	942,051
Lennar Corp. — Class A	25,799	934,698
DR Horton, Inc.	44,219	915,333
Total Buildings - Residential/Commercial		2,792,082
Broadcast Services/Program - 2.6%
Discovery Communications, Inc. — Class A*	13,336	1,136,361
Scripps Networks Interactive, Inc. — Class A	13,393	1,103,717
Total Broadcast Services/Program		2,240,078
Retail-Building Products - 2.5%
Lowe's Companies, Inc.	22,808	1,091,363
Home Depot, Inc.	13,279	1,073,607
Total Retail-Building Products		2,164,970
Retail-Automobile - 2.4%
CarMax, Inc.*	23,457	1,144,936
AutoNation, Inc.*	18,736	999,004
Total Retail-Automobile		2,143,940
Retail - Regional Department Stores - 2.4%
Kohl's Corp.	19,889	1,064,857
Macy's, Inc.	18,056	1,043,456
Total Retail - Regional Department Stores		2,108,313
Advertising Agencies - 2.4%
Interpublic Group of Companies, Inc.	52,995	1,044,532
Omnicom Group, Inc.	14,759	1,032,982
Total Advertising Agencies		2,077,514
Retail-Auto Parts - 2.4%
O'Reilly Automotive, Inc.*	6,933	1,039,950
AutoZone, Inc.*	1,984	1,025,788
Total Retail-Auto Parts		2,065,738
Retail - Major Department Stores - 2.4%
Nordstrom, Inc.	15,268	1,057,004
TJX Companies, Inc.	18,918	1,008,140
Total Retail - Major Department Stores		2,065,144
Auto-Cars/Light Trucks - 2.3%
Ford Motor Co.	62,592	1,065,315
General Motors Co.	29,091	983,858
Total Auto-Cars/Light Trucks		2,049,173
Distribution/Wholesale - 2.2%
Genuine Parts Co.	12,178	1,008,582

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Distribution/Wholesale - 2.2% (continued)
Fossil Group, Inc.*	9,737	$954,226
Total Distribution/Wholesale		1,962,808
Toys - 2.2%
Hasbro, Inc.	19,785	988,459
Mattel, Inc.	26,942	954,420
Total Toys		1,942,879
Retail-Pet Food&Supplies - 1.4%
PetSmart, Inc.	17,802	1,213,028
Retail-Computer Equipments - 1.3%
GameStop Corp. — Class A1	28,022	1,176,083
Home Decoration Products - 1.3%
Newell Rubbermaid, Inc.	33,885	1,100,585
Casino Hotels - 1.3%
Wynn Resorts Ltd.	5,157	1,099,472
Retail-Office Supplies - 1.2%
Staples, Inc.	94,316	1,093,122
Audio/Video Products - 1.2%
Harman International Industries, Inc.	10,064	1,092,447
Retail-Bedding - 1.2%
Bed Bath & Beyond, Inc.*	17,210	1,089,221
Retail- Consumer Electronics - 1.2%
Best Buy Company, Inc.	36,190	1,075,929
Athletic Footwear - 1.2%
NIKE, Inc. — Class B	13,891	1,071,413
Appliances - 1.2%
Whirlpool Corp.	7,499	1,069,657
Commerical Services-Finance - 1.2%
H&R Block, Inc.	31,901	1,024,979
Retail-Jewelry - 1.2%
Tiffany & Co.	10,469	1,021,879
Diversified Manufacturing Operations - 1.2%
Leggett & Platt, Inc.	30,971	1,015,848
E-Commerce/Products - 1.1%
Amazon.com, Inc.*	3,178	994,682
Rubber-Tires - 1.1%
Goodyear Tire & Rubber Co.	39,503	994,291
Retail - Gardening Products - 1.1%
Tractor Supply Co.	15,948	991,487
Textile-Home Furnishings - 1.1%
Mohawk Industries, Inc.*	7,841	978,322
Television - 1.1%
CBS Corp. — Class B	17,147	974,464
Cruise Lines - 1.1%
Carnival Corp.	26,630	964,539
Electronic Components-Miscellaneous - 1.1%
Garmin Ltd.[1]	17,490	962,650
Motorcycle/Motor Scooter - 1.1%
Harley-Davidson, Inc.	15,003	927,485
Total Common Stocks
(Cost $82,375,660)		87,376,448
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	199,585	199,585
Total Short Term Investments
(Cost $199,585)		199,585
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 3.8%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$1,046,709	1,046,709
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	1,016,222	1,016,222
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	970,452	970,452
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	304,867	304,867
Total Securities Lending Collateral
(Cost $3,338,250)		3,338,250
Total Investments - 103.8%
(Cost $85,913,495)		$90,914,283
Other Assets & Liabilities, net - (3.8)%		(3,313,317)
Total Net Assets - 100.0%		$87,600,966

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company

Guggenheim S&P 500® Equal Weight Consumer Staples ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.7%
Food-Miscellaneous/Diversified - 16.7%
Mondelez International, Inc. — Class A	102,527	$3,690,971
ConAgra Foods, Inc.	118,148	3,559,799
General Mills, Inc.	70,693	3,545,254
Campbell Soup Co.	84,715	3,523,297
McCormick & Company, Inc.	53,533	3,521,401
Kraft Foods Group, Inc.	65,056	3,486,026
Kellogg Co.	57,132	3,418,208
Total Food-Miscellaneous/Diversified		24,744,956
Beverages-Non-Alcoholic - 12.8%
Coca-Cola Enterprises, Inc.	86,118	3,914,063
Dr Pepper Snapple Group, Inc.	66,439	3,903,956
PepsiCo, Inc.	44,030	3,879,043
Coca-Cola Co.	95,101	3,736,518
Monster Beverage Corp.*	55,746	3,565,514
Total Beverages-Non-Alcoholic		18,999,094
Tobacco - 9.9%
Lorillard, Inc.	62,826	3,799,716
Altria Group, Inc.	92,621	3,760,413
Reynolds American, Inc.	64,269	3,589,424
Philip Morris International, Inc.	43,417	3,560,628
Total Tobacco		14,710,181
Cosmetics&Toiletries - 9.7%
Procter & Gamble Co.	48,206	3,727,288
Estee Lauder Companies, Inc. — Class A	50,209	3,688,353
Colgate-Palmolive Co.	56,573	3,586,728
Avon Products, Inc.	261,379	3,450,203
Total Cosmetics&Toiletries		14,452,572
Food-Retail - 7.6%
Kroger Co.	81,426	3,988,246
Safeway, Inc.	112,626	3,881,092
Whole Foods Market, Inc.	91,160	3,484,135
Total Food-Retail		11,353,473
Retail-Discount - 5.2%
Costco Wholesale Corp.	33,298	3,913,847
Wal-Mart Stores, Inc.	50,993	3,752,065
Total Retail-Discount		7,665,912
Food-Meat Products - 5.1%
Tyson Foods, Inc. — Class A	108,374	4,032,597
Hormel Foods Corp.	79,751	3,609,530
Total Food-Meat Products		7,642,127
Retail-Drug Store - 5.0%
CVS Health Corp.	50,612	3,864,732
Walgreen Co.	52,553	3,614,070
Total Retail-Drug Store		7,478,802
Beverages-Wine/Spirits - 5.0%
Constellation Brands, Inc. — Class A*	46,492	3,870,924
Brown-Forman Corp. — Class B	41,012	3,553,690
Total Beverages-Wine/Spirits		7,424,614
Consumer Products-Miscellaneous - 4.9%
Clorox Co.	42,626	3,702,920
Kimberly-Clark Corp.	34,702	3,604,497
Total Consumer Products-Miscellaneous		7,307,417
Food-Confectionery - 4.8%
JM Smucker Co.	36,490	3,635,864
Hershey Co.	39,315	3,465,617
Total Food-Confectionery		7,101,481
Agricultural Operations - 2.7%
Archer-Daniels-Midland Co.	87,583	4,063,851
Vitamins&Nutrition Products - 2.7%
Mead Johnson Nutrition Co. — Class A	43,895	4,013,759
Coffee - 2.6%
Keurig Green Mountain, Inc.	32,047	3,822,566
Food-Wholesale/Distribution - 2.5%
Sysco Corp.	103,970	3,710,689
Brewery - 2.5%
Molson Coors Brewing Co. — Class B	53,900	3,639,867
Total Common Stocks
(Cost $145,297,439)		148,131,361
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	248,397	248,397
Total Short Term Investments
(Cost $248,397)		248,397
Total Investments - 99.9%
(Cost $145,545,836)		$148,379,758
Other Assets & Liabilities, net - 0.1%		147,998
Total Net Assets - 100.0%		$148,527,756

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

Guggenheim S&P 500® Equal Weight Energy ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Oil Company - Exploration & Production - 36.9%
Apache Corp.	69,958	$7,181,889
QEP Resources, Inc.	211,325	6,984,291
Cimarex Energy Co.	49,192	6,838,672
Newfield Exploration Co.*	168,915	6,807,275
ConocoPhillips	82,249	6,785,543
Anadarko Petroleum Corp.	62,466	6,674,492
Pioneer Natural Resources Co.	30,092	6,664,174
Devon Energy Corp.	87,554	6,610,327
EOG Resources, Inc.	59,923	6,557,973
Denbury Resources, Inc.	386,433	6,550,039
Cabot Oil & Gas Corp. — Class A	197,052	6,492,863
Occidental Petroleum Corp.	66,199	6,468,304
Chesapeake Energy Corp.	234,290	6,178,227
Equities Corp.	64,544	6,055,518
Southwestern Energy Co.*	149,132	6,051,777
Noble Energy, Inc.	89,673	5,962,358
Range Resources Corp.	77,465	5,855,579
Total Oil Company - Exploration & Production		110,719,301
Oil&Gas Drilling - 15.1%
Nabors Industries Ltd.	248,430	6,747,359
Ensco plc — Class A	128,214	6,494,039
Noble Corporation plc	205,979	6,461,561
Diamond Offshore Drilling, Inc.[1]	137,771	6,446,305
Rowan Companies plc — Class A	210,873	6,435,844
Helmerich & Payne, Inc.	60,416	6,419,804
Transocean Ltd.[1]	154,121	6,217,241
Total Oil&Gas Drilling		45,222,153
Oil Company - Integrated - 13.5%
Hess Corp.	71,188	7,046,189
Chevron Corp.	53,676	6,937,086
Marathon Oil Corp.	174,808	6,773,810
Phillips 66	81,839	6,637,961
Exxon Mobil Corp.	66,541	6,583,567
Murphy Oil Corp.	104,671	6,503,209
Total Oil Company - Integrated		40,481,822
Pipelines - 9.6%
Williams Companies, Inc.	144,811	8,200,647
Kinder Morgan, Inc.	194,139	6,985,121
Spectra Energy Corp.	165,934	6,790,019
ONEOK, Inc.	104,876	6,757,161
Total Pipelines		28,732,948
Oil Field Machinery & Equipment - 7.2%
Cameron International Corp.*	104,971	7,443,493
National Oilwell Varco, Inc.	88,101	7,139,705
FMC Technologies, Inc.*	116,101	7,058,941
Total Oil Field Machinery & Equipment		21,642,139
Oil-Field Services - 6.8%
Halliburton Co.	101,102	6,975,027
Schlumberger Ltd.	63,108	6,840,276
Baker Hughes, Inc.	96,001	6,601,989
Total Oil-Field Services		20,417,292
Oil Refining&Marketing - 6.8%
Tesoro Corp.	118,220	7,275,259
Marathon Petroleum Corp.	79,064	6,600,263
Valero Energy Corp.	127,120	6,457,696
Total Oil Refining&Marketing		20,333,218
Coal - 4.0%
Peabody Energy Corp.	406,900	6,172,673
CONSOL Energy, Inc.	148,243	5,754,793
Total Coal		11,927,466
Total Common Stocks
(Cost $297,642,669)		299,476,339
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	193,840	193,840
Total Short Term Investments
(Cost $193,840)		193,840
	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 4.3%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$4,071,569	$4,071,569
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	3,952,980	3,952,980
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	3,774,938	3,774,938
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	1,185,894	1,185,894
Total Securities Lending Collateral
(Cost $12,985,381)		12,985,381
Total Investments - 104.3%
(Cost $310,821,890)		$312,655,560
Other Assets & Liabilities, net - (4.3)%		(12,816,137)
Total Net Assets - 100.0%		$299,839,423

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 19.8%
Vertex Pharmaceuticals, Inc.*	222,439	$19,777,051
Covidien plc	226,940	19,632,579
Intuitive Surgical, Inc.*	41,192	18,847,399
Edwards Lifesciences Corp.*	208,574	18,823,804
Gilead Sciences, Inc.*	202,506	18,539,424
Tenet Healthcare Corp.*	348,026	18,365,332
Amgen, Inc.	140,858	17,943,901
Hospira, Inc.*	321,743	17,847,084
Celgene Corp.*	204,394	17,812,937
Western Union Co.[1]	1,015,865	17,747,162
CR Bard, Inc.	118,915	17,745,685
Biogen Idec, Inc.*	52,726	17,631,047
Bristol-Myers Squibb Co.	347,141	17,572,278
Perrigo Company plc	116,464	17,522,009
AmerisourceBergen Corp. — Class A	227,744	17,515,791
Equifax, Inc.	228,065	17,353,466
Abbott Laboratories	410,759	17,301,169
Archer-Daniels-Midland Co.	372,861	17,300,750
Cardinal Health, Inc.	241,247	17,285,348
McKesson Corp.	89,498	17,171,086
Tyson Foods, Inc. — Class A	461,395	17,168,508
Total System Services, Inc.	536,064	17,154,048
Mead Johnson Nutrition Co. — Class A	186,873	17,087,667
Kroger Co.	346,659	16,979,359
Eli Lilly & Co.	277,536	16,946,348
Regeneron Pharmaceuticals, Inc.*	53,409	16,888,994
Automatic Data Processing, Inc.	207,449	16,867,678
Quest Diagnostics, Inc.	276,049	16,866,594
Actavis plc*	78,416	16,801,412
WellPoint, Inc.	152,994	16,800,271
Robert Half International, Inc.	345,011	16,784,785
Allergan, Inc.	101,072	16,763,802
CareFusion Corp.*	382,587	16,753,485
ADT Corp.[1]	481,368	16,751,606
Zoetis, Inc.	508,897	16,747,800
UnitedHealth Group, Inc.	206,444	16,732,286
Baxter International, Inc.	223,564	16,697,995
Coca-Cola Enterprises, Inc.	366,632	16,663,424
Laboratory Corporation of America Holdings*	160,590	16,651,577
Medtronic, Inc.	269,258	16,623,989
Dr Pepper Snapple Group, Inc.	282,841	16,619,737
Moody's Corp.	190,570	16,579,590
Safeway, Inc.	479,479	16,522,846
PepsiCo, Inc.	187,436	16,513,112
Constellation Brands, Inc. — Class A*	197,924	16,479,152
Patterson Companies, Inc.	422,252	16,472,050
Varian Medical Systems, Inc.*	199,733	16,408,066
St. Jude Medical, Inc.	251,173	16,373,968
Boston Scientific Corp.*	1,277,045	16,320,635
Keurig Green Mountain, Inc.	136,437	16,274,205
DaVita HealthCare Partners, Inc.*	230,919	16,265,934
Cintas Corp.	259,010	16,214,026
Lorillard, Inc.	267,449	16,175,316
Cigna Corp.	179,599	16,171,094
H&R Block, Inc.	503,070	16,163,639
Becton Dickinson and Co.	138,969	16,153,757
Quanta Services, Inc.*	482,011	16,142,548
Mylan, Inc.*	325,601	16,074,921
Altria Group, Inc.	394,322	16,009,473
Johnson & Johnson	159,465	15,960,852
MasterCard, Inc. — Class A	215,205	15,957,451
Merck & Company, Inc.	280,631	15,923,003
Coca-Cola Co.	404,891	15,908,167
Express Scripts Holding Co.*	228,306	15,901,513
Alliance Data Systems Corp.*	60,603	15,895,561
Pfizer, Inc.	553,505	15,885,594
DENTSPLY International, Inc.	341,997	15,875,501
Alexion Pharmaceuticals, Inc.*	99,826	15,871,336
Procter & Gamble Co.	205,239	15,869,080
Sysco Corp.	442,627	15,797,358
AbbVie, Inc.	301,769	15,794,589
Clorox Co.[1]	181,488	15,765,863
McGraw Hill Financial, Inc.	196,036	15,726,008
Mondelez International, Inc. — Class A	436,479	15,713,244
Estee Lauder Companies, Inc. — Class A	213,758	15,702,663
Aetna, Inc.	201,943	15,656,641
Stryker Corp.	195,875	15,624,949
Avery Dennison Corp.	328,655	15,515,803
Molson Coors Brewing Co. — Class B	229,472	15,496,244
Zimmer Holdings, Inc.	154,843	15,495,139
JM Smucker Co.	155,366	15,480,669
Humana, Inc.	131,092	15,422,974
Hormel Foods Corp.	339,546	15,367,852
Kimberly-Clark Corp.	147,730	15,344,715
Reynolds American, Inc.	273,598	15,280,448
Colgate-Palmolive Co.	240,845	15,269,573
Monster Beverage Corp.*	237,308	15,178,220
Philip Morris International, Inc.	184,823	15,157,334
ConAgra Foods, Inc.	502,989	15,155,059
Brown-Forman Corp. — Class B	174,601	15,129,177
General Mills, Inc.	300,966	15,093,445
Campbell Soup Co.	360,644	14,999,184
McCormick & Company, Inc.	227,904	14,991,525
Kraft Foods Group, Inc.	276,974	14,841,652
Whole Foods Market, Inc.	388,093	14,832,914
Hershey Co.	167,382	14,754,723
Avon Products, Inc.	1,112,757	14,688,392
Kellogg Co.	243,216	14,551,613
Total Consumer, Non-cyclical		1,609,277,027
Financial - 16.6%
NASDAQ OMX Group, Inc.	444,998	18,774,465
Bank of New York Mellon Corp.	462,279	18,047,372

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 16.6% (continued)
Iron Mountain, Inc.	527,303	$17,669,923
Northern Trust Corp.	262,787	17,577,822
American Tower Corp. — Class A	184,823	17,445,443
Charles Schwab Corp.	628,455	17,439,626
Apartment Investment & Management Co. — Class A	509,701	17,421,581
State Street Corp.	246,672	17,375,576
AvalonBay Communities, Inc.	116,785	17,293,523
Essex Property Trust, Inc.	91,146	17,278,547
Equity Residential	264,676	17,111,303
E*TRADE Financial Corp.*	810,425	17,035,134
Goldman Sachs Group, Inc.	98,500	17,027,696
Huntington Bancshares, Inc.	1,731,556	17,003,881
Lincoln National Corp.	323,390	16,942,403
CME Group, Inc. — Class A	228,789	16,916,659
Affiliated Managers Group, Inc.*	84,707	16,877,869
Navient Corp.	980,580	16,865,976
Ameriprise Financial, Inc.	140,858	16,846,617
Citigroup, Inc.	343,444	16,797,846
Simon Property Group, Inc.	99,585	16,749,201
Morgan Stanley	517,417	16,733,266
Boston Properties, Inc.	139,974	16,719,894
Principal Financial Group, Inc.	335,286	16,657,008
Weyerhaeuser Co.	529,995	16,599,443
Vornado Realty Trust	156,411	16,582,694
Public Storage	96,370	16,538,056
JPMorgan Chase & Co.	286,538	16,524,646
Invesco Ltd.	438,930	16,516,936
CBRE Group, Inc. — Class A*	535,260	16,507,418
Health Care REIT, Inc.	258,769	16,465,471
Crown Castle International Corp.	221,515	16,431,983
Comerica, Inc.	326,244	16,397,023
HCP, Inc.	394,000	16,362,820
Discover Financial Services	267,891	16,357,424
Visa, Inc. — Class A	77,401	16,332,385
Marsh & McLennan Companies, Inc.	321,662	16,330,780
Ventas, Inc.	256,799	16,306,737
Prologis, Inc.	399,546	16,305,472
Intercontinental Exchange, Inc.	84,595	16,260,851
Macerich Co.	250,088	16,258,221
General Growth Properties, Inc.	695,287	16,248,857
Berkshire Hathaway, Inc. — Class B*	129,163	16,200,915
Allstate Corp.	276,974	16,189,130
M&T Bank Corp.	133,222	16,186,473
Hudson City Bancorp, Inc.	1,659,471	16,179,842
Capital One Financial Corp.	203,109	16,155,290
Bank of America Corp.	1,058,705	16,145,251
Prudential Financial, Inc.	185,506	16,133,457
Kimco Realty Corp.	720,405	16,122,664
BlackRock, Inc. — Class A	52,807	16,091,877
Unum Group	468,589	16,086,660
XL Group plc — Class A	498,247	16,063,483
Wells Fargo & Co.	314,951	16,031,006
People's United Financial, Inc.[1]	1,102,951	16,014,849
Host Hotels & Resorts, Inc.	736,641	16,014,575
U.S. Bancorp	379,573	15,953,453
Franklin Resources, Inc.	293,933	15,916,472
Zions Bancorporation	551,858	15,904,548
Torchmark Corp.	300,978	15,873,580
Loews Corp.	375,554	15,822,090
MetLife, Inc.	300,041	15,782,157
BB&T Corp.	425,749	15,761,228
Aflac, Inc.	263,792	15,758,934
ACE Ltd.	157,335	15,749,234
Fifth Third Bancorp	764,892	15,664,988
Hartford Financial Services Group, Inc.	457,457	15,626,731
Legg Mason, Inc.	329,218	15,621,394
KeyCorp	1,148,725	15,553,737
American International Group, Inc.	298,836	15,533,495
T. Rowe Price Group, Inc.	199,733	15,511,265
Regions Financial Corp.	1,526,249	15,476,165
SunTrust Banks, Inc.	406,016	15,448,909
Cincinnati Financial Corp.	334,362	15,387,339
PNC Financial Services Group, Inc.	186,149	15,368,461
Travelers Companies, Inc.	171,320	15,343,419
Assurant, Inc.	242,091	15,338,886
Aon plc	181,809	15,337,407
Plum Creek Timber Company, Inc.	370,410	15,323,862
Chubb Corp.	174,857	15,161,850
American Express Co.	172,285	15,161,080
Progressive Corp.	646,299	15,149,249
Genworth Financial, Inc. — Class A*	937,820	12,285,442
Total Financial		1,350,366,695
Consumer, Cyclical - 13.8%
PetSmart, Inc.	280,711	19,127,648
Under Armour, Inc. — Class A*	284,248	18,973,554
Chipotle Mexican Grill, Inc. — Class A*	27,770	18,675,324
GameStop Corp. — Class A1	441,904	18,546,711
Family Dollar Stores, Inc.	245,185	18,327,578
CarMax, Inc.*	369,928	18,056,186
Southwest Airlines Co.	621,503	17,576,104
Urban Outfitters, Inc.*	487,678	17,424,735
Newell Rubbermaid, Inc.	534,336	17,355,233
Wynn Resorts Ltd.	81,314	17,336,145
Staples, Inc.	1,487,347	17,238,352
Marriott International, Inc. — Class A	266,324	17,233,827
Harman International Industries, Inc.	158,701	17,226,994
Lowe's Companies, Inc.	359,680	17,210,688
Bed Bath & Beyond, Inc.*	271,388	17,176,147
Wyndham Worldwide Corp.	225,533	17,039,018
Target Corp.	285,654	17,022,121
Starbucks Corp.	218,822	16,998,093

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 13.8% (continued)
Best Buy Company, Inc.	570,706	$16,967,089
Home Depot, Inc.	209,418	16,931,445
NIKE, Inc. — Class B	219,063	16,896,329
Whirlpool Corp.	118,272	16,870,318
Ford Motor Co.	987,050	16,799,591
Kohl's Corp.	313,665	16,793,624
Nordstrom, Inc.	240,765	16,668,161
Costco Wholesale Corp.	141,742	16,660,354
Ralph Lauren Corp. — Class A	106,457	16,592,388
L Brands, Inc.	284,971	16,519,769
Dollar Tree, Inc.*	303,176	16,513,997
Macy's, Inc.	284,730	16,454,547
CVS Health Corp.	215,446	16,451,457
O'Reilly Automotive, Inc.*	109,311	16,396,650
VF Corp.	265,159	16,246,292
AutoZone, Inc.*	31,266	16,165,460
Tiffany & Co.	165,091	16,114,533
PACCAR, Inc.	258,286	16,083,469
Delphi Automotive plc	240,443	16,061,592
Wal-Mart Stores, Inc.	217,094	15,973,777
The Gap, Inc.	397,657	15,950,022
Genuine Parts Co.	192,057	15,906,161
TJX Companies, Inc.	298,353	15,899,231
Starwood Hotels & Resorts Worldwide, Inc.	206,766	15,887,899
AutoNation, Inc.*	295,460	15,753,927
Ross Stores, Inc.	243,538	15,683,847
Goodyear Tire & Rubber Co.	622,950	15,679,652
Tractor Supply Co.	251,495	15,635,444
BorgWarner, Inc.	251,012	15,625,497
Delta Air Lines, Inc.	416,586	15,605,312
Hasbro, Inc.	312,017	15,588,370
Johnson Controls, Inc.	329,298	15,556,038
General Motors Co.	458,783	15,516,041
PVH Corp.	140,295	15,457,703
Mohawk Industries, Inc.*	123,658	15,428,809
Walgreen Co.	223,725	15,385,568
Darden Restaurants, Inc.	329,057	15,383,415
McDonald's Corp.	162,640	15,379,238
Carnival Corp.	419,961	15,210,987
Mattel, Inc.	424,864	15,050,807
Fossil Group, Inc.*	153,557	15,048,586
Dollar General Corp.*	269,338	14,875,538
PulteGroup, Inc.	841,691	14,855,846
WW Grainger, Inc.	62,894	14,789,524
Lennar Corp. — Class A	406,860	14,740,538
Fastenal Co.	329,780	14,625,743
Harley-Davidson, Inc.	236,585	14,625,685
DR Horton, Inc.	697,337	14,434,876
Coach, Inc.	415,179	14,348,586
Yum! Brands, Inc.	206,283	14,316,040
Michael Kors Holdings Ltd.*	174,093	14,185,098
Total Consumer, Cyclical		1,121,135,328
Industrial - 12.8%
CH Robinson Worldwide, Inc.	263,631	17,784,546
FedEx Corp.	116,544	17,117,983
Kansas City Southern	156,250	17,040,625
Republic Services, Inc. — Class A	445,240	16,887,953
Snap-on, Inc.	139,974	16,824,875
Martin Marietta Materials, Inc.	135,042	16,776,267
Northrop Grumman Corp.	135,272	16,674,979
Waste Management, Inc.	371,455	16,674,615
Thermo Fisher Scientific, Inc.	137,161	16,665,062
Lockheed Martin Corp.	99,665	16,641,065
Jabil Circuit, Inc.	825,978	16,486,521
TE Connectivity Ltd.	266,002	16,462,864
Ball Corp.	268,534	16,450,393
Norfolk Southern Corp.	161,595	16,427,748
Stanley Black & Decker, Inc.	187,516	16,398,274
PerkinElmer, Inc.	352,205	16,278,915
Ryder System, Inc.	188,681	16,251,095
Amphenol Corp. — Class A	168,869	16,240,132
Stericycle, Inc.*	138,005	16,236,288
Waters Corp.*	155,848	16,120,917
Roper Industries, Inc.	111,882	16,118,840
CSX Corp.	538,596	16,114,792
3M Co.	114,012	16,063,151
Leggett & Platt, Inc.	488,401	16,019,553
General Dynamics Corp.	137,161	16,016,290
Honeywell International, Inc.	174,334	16,009,091
Vulcan Materials Co.	252,459	15,937,737
Union Pacific Corp.	161,997	15,925,925
Joy Global, Inc.[1]	267,530	15,853,828
Expeditors International of Washington, Inc.	365,909	15,799,951
Sealed Air Corp.	491,013	15,771,337
Tyco International Ltd.	365,226	15,759,502
Dover Corp.	183,376	15,726,326
United Parcel Service, Inc. — Class B	161,836	15,712,657
Agilent Technologies, Inc.	279,425	15,672,948
Flowserve Corp.	211,548	15,663,014
Emerson Electric Co.	245,909	15,652,108
Bemis Company, Inc.	399,466	15,583,169
Masco Corp.	748,094	15,560,355
Ingersoll-Rand plc	262,386	15,425,673
Caterpillar, Inc.	153,075	15,422,306
Deere & Co.	180,644	15,374,611
Raytheon Co.	169,190	15,357,376
Fluor Corp.	210,543	15,342,268
Owens-Illinois, Inc.*	491,174	15,319,717
Illinois Tool Works, Inc.	185,386	15,270,245
FLIR Systems, Inc.	457,135	15,213,453
General Electric Co.	604,544	15,204,282
Garmin Ltd.[1]	275,808	15,180,472
Jacobs Engineering Group, Inc.*	298,595	15,171,612
Rockwell Collins, Inc.	205,962	15,090,836
Textron, Inc.	414,858	15,088,385
Pall Corp.	194,589	15,074,810
Danaher Corp.	203,671	15,047,213
Allegion plc	291,441	14,988,811
Xylem, Inc.	423,458	14,943,833

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 12.8% (continued)
AMETEK, Inc.	306,833	$14,939,699
Boeing Co.	123,577	14,888,557
Parker-Hannifin Corp.	128,561	14,778,087
Eaton Corporation plc	217,496	14,772,328
United Technologies Corp.	139,974	14,718,266
Cummins, Inc.	104,729	14,598,175
Rockwell Automation, Inc.	130,128	14,530,092
Precision Castparts Corp.	61,487	14,068,226
Pentair plc	217,416	13,929,843
L-3 Communications Holdings, Inc.	130,208	13,666,632
Total Industrial		1,036,807,499
Technology - 9.3%
Intel Corp.	547,437	18,552,640
Red Hat, Inc.*	314,790	18,295,595
EMC Corp.	614,028	17,991,021
NetApp, Inc.	458,341	17,801,964
Western Digital Corp.	177,469	17,716,730
Lam Research Corp.	248,802	17,416,139
Citrix Systems, Inc.*	256,719	17,387,578
Seagate Technology plc	295,299	17,304,521
Dun & Bradstreet Corp.	157,254	17,302,657
Xerox Corp.	1,296,294	17,188,859
International Business Machines Corp.	89,498	17,154,081
Fidelity National Information Services, Inc.	303,578	17,121,799
Apple, Inc.	179,117	17,118,211
Microsoft Corp.	396,452	17,110,868
KLA-Tencor Corp.	238,393	17,042,716
Cerner Corp.*	308,722	17,041,454
Intuit, Inc.	206,927	16,961,806
Cognizant Technology Solutions Corp. — Class A*	344,770	16,910,969
Adobe Systems, Inc.*	244,623	16,905,896
Fiserv, Inc.*	272,874	16,828,140
Hewlett-Packard Co.	464,891	16,554,769
Akamai Technologies, Inc.*	277,777	16,394,399
salesforce.com, Inc.*	300,966	16,327,406
CA, Inc.	564,798	16,311,367
Broadcom Corp. — Class A	426,271	16,309,128
Paychex, Inc.	397,657	16,307,914
Computer Sciences Corp.	258,286	16,114,464
Pitney Bowes, Inc.	595,019	16,101,214
Autodesk, Inc.*	301,287	16,073,661
Micron Technology, Inc.*	524,449	16,021,917
First Solar, Inc.*	253,544	16,001,162
Avago Technologies Ltd.	228,909	15,881,706
Teradata Corp.*	376,478	15,872,312
Altera Corp.	480,806	15,731,972
Oracle Corp.	387,932	15,668,573
Accenture plc — Class A	197,603	15,665,966
Texas Instruments, Inc.	338,220	15,642,675
Electronic Arts, Inc.*	458,100	15,392,160
Applied Materials, Inc.	730,733	15,316,164
Linear Technology Corp.	346,659	15,299,794
QUALCOMM, Inc.	206,605	15,226,789
SanDisk Corp.	166,015	15,225,236
Microchip Technology, Inc.[1]	332,634	14,975,183
NVIDIA Corp.	836,547	14,639,573
Analog Devices, Inc.	293,933	14,587,895
Xilinx, Inc.	349,593	14,378,760
Total Technology		755,175,803
Energy - 8.8%
Williams Companies, Inc.	346,498	19,622,182
Cameron International Corp.*	251,173	17,810,677
Tesoro Corp.	282,841	17,406,035
Apache Corp.	167,382	17,183,435
National Oilwell Varco, Inc.	210,785	17,082,016
FMC Technologies, Inc.*	277,777	16,888,842
Hess Corp.	170,356	16,861,837
Kinder Morgan, Inc.	464,489	16,712,314
QEP Resources, Inc.	505,602	16,710,146
Halliburton Co.	241,930	16,690,750
Chevron Corp.	128,400	16,594,416
Schlumberger Ltd.	151,025	16,369,600
Cimarex Energy Co.	117,670	16,358,483
Newfield Exploration Co.*	404,128	16,286,358
Spectra Energy Corp.	397,014	16,245,813
ConocoPhillips	196,799	16,235,918
Marathon Oil Corp.	418,233	16,206,529
ONEOK, Inc.	250,932	16,167,549
Nabors Industries Ltd.	594,376	16,143,253
Anadarko Petroleum Corp.	149,458	15,969,587
Pioneer Natural Resources Co.	71,976	15,939,805
Phillips 66	195,795	15,880,932
Devon Energy Corp.	209,498	15,817,099
Baker Hughes, Inc.	229,713	15,797,363
Marathon Petroleum Corp.	189,164	15,791,411
Exxon Mobil Corp.	159,184	15,749,665
EOG Resources, Inc.	143,390	15,692,602
Denbury Resources, Inc.	924,558	15,671,258
Murphy Oil Corp.	250,410	15,557,973
Ensco plc — Class A	306,753	15,537,039
Cabot Oil & Gas Corp. — Class A	471,442	15,534,014
Occidental Petroleum Corp.	158,380	15,475,310
Noble Corporation plc	492,822	15,459,826
Valero Energy Corp.	304,141	15,450,363
Diamond Offshore Drilling, Inc.[1]	329,620	15,422,920
Rowan Companies plc — Class A	504,557	15,399,080
Helmerich & Payne, Inc.	144,555	15,360,414
Chesapeake Energy Corp.	567,863	14,974,547
Transocean Ltd.[1]	368,762	14,875,859
Peabody Energy Corp.[1]	973,547	14,768,708
Equities Corp.	154,441	14,489,655
Southwestern Energy Co.*	356,827	14,480,040
Noble Energy, Inc.	214,562	14,266,227
Range Resources Corp.	185,306	14,007,281
CONSOL Energy, Inc.	354,697	13,769,338
Total Energy		716,714,469
Communications - 8.1%
Time Warner, Inc.	240,925	20,001,594
Windstream Holdings, Inc.[1]	1,667,910	19,114,248

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Communications - 8.1% (continued)
Frontier Communications Corp.[1]	2,898,176	$18,983,053
Gannett Company, Inc.	568,897	18,614,309
Cablevision Systems Corp. — Class A1	960,365	18,458,215
Facebook, Inc. — Class A*	253,464	18,414,160
Discovery Communications, Inc. — Class A*	210,302	17,919,834
Symantec Corp.	753,238	17,821,611
eBay, Inc.*	333,317	17,599,137
Expedia, Inc.	220,148	17,484,154
Scripps Networks Interactive, Inc. — Class A	211,186	17,403,838
VeriSign, Inc.*,1	321,662	17,385,831
CenturyLink, Inc.	442,386	17,359,227
Priceline Group, Inc.*	13,744	17,076,233
Walt Disney Co.	197,442	16,956,319
DIRECTV*	196,799	16,934,554
Verizon Communications, Inc.	332,393	16,759,255
News Corp. — Class A*	948,635	16,743,408
Comcast Corp. — Class A	311,535	16,738,776
Cisco Systems, Inc.	661,771	16,696,482
Time Warner Cable, Inc.	114,897	16,671,555
AT&T, Inc.	466,619	16,606,970
Interpublic Group of Companies, Inc.	835,703	16,471,706
F5 Networks, Inc.*	145,520	16,384,097
Omnicom Group, Inc.	232,727	16,288,563
Nielsen N.V.	352,366	16,247,596
Netflix, Inc.*	38,259	16,172,844
Graham Holdings Co. — Class B	23,429	16,066,437
Yahoo!, Inc.*	442,467	15,844,744
Viacom, Inc. — Class B	190,249	15,727,885
Amazon.com, Inc.*	50,114	15,685,181
Juniper Networks, Inc.	664,720	15,647,509
Motorola Solutions, Inc.	244,783	15,587,781
CBS Corp. — Class B	270,423	15,368,139
TripAdvisor, Inc.*	160,269	15,199,912
Corning, Inc.	771,015	15,150,445
Harris Corp.	215,125	14,686,584
Twenty-First Century Fox, Inc. — Class A	460,149	14,577,520
Google, Inc. — Class A*	14,749	8,547,783
Google, Inc. — Class C*	14,749	8,430,528
Total Communications		655,828,017
Utilities - 5.9%
Integrys Energy Group, Inc.	283,283	18,572,033
AES Corp.	1,151,096	16,817,513
Duke Energy Corp.	230,758	16,644,575
Consolidated Edison, Inc.	296,005	16,602,920
NiSource, Inc.	439,533	16,561,604
CenterPoint Energy, Inc.	680,780	16,556,570
TECO Energy, Inc.	939,950	16,411,527
SCANA Corp.	322,506	16,409,105
Xcel Energy, Inc.	532,648	16,405,558
Ameren Corp.	425,668	16,366,935
Edison International	297,751	16,316,755
Southern Co.	375,474	16,254,269
DTE Energy Co.	219,465	16,200,906
Dominion Resources, Inc.	238,795	16,152,094
Pinnacle West Capital Corp.	301,448	16,124,454
Sempra Energy	161,675	16,120,614
American Electric Power Company, Inc.	309,727	16,102,707
Pepco Holdings, Inc.	597,395	16,040,056
CMS Energy Corp.	552,943	15,996,641
AGL Resources, Inc.	308,802	15,946,535
NextEra Energy, Inc.	168,869	15,855,110
PPL Corp.	480,283	15,844,536
Northeast Utilities	360,323	15,818,180
Wisconsin Energy Corp.[1]	362,694	15,806,205
PG&E Corp.	351,160	15,686,317
Entergy Corp.	208,976	15,219,722
Public Service Enterprise Group, Inc.	431,978	15,192,666
FirstEnergy Corp.	478,274	14,926,932
Exelon Corp.	457,617	14,222,736
NRG Energy, Inc.	445,240	13,784,630
Total Utilities		480,960,405
Basic Materials - 4.6%
Alcoa, Inc.	1,125,778	18,451,501
Freeport-McMoRan, Inc.	481,208	17,910,562
Air Products & Chemicals, Inc.	134,950	17,806,653
LyondellBasell Industries N.V. — Class A	165,171	17,549,419
Newmont Mining Corp.	698,543	17,400,706
CF Industries Holdings, Inc.	69,444	17,384,611
Sherwin-Williams Co.	80,657	16,633,893
Airgas, Inc.	154,039	16,469,850
Ecolab, Inc.	151,186	16,408,217
Sigma-Aldrich Corp.	163,363	16,404,912
International Paper Co.	344,777	16,376,908
International Flavors & Fragrances, Inc.	162,157	16,376,235
Nucor Corp.	321,502	16,145,830
Dow Chemical Co.	311,937	15,930,623
Praxair, Inc.	124,301	15,927,930
PPG Industries, Inc.	80,014	15,871,577
MeadWestvaco Corp.	377,443	15,777,117
Mosaic Co.	336,492	15,515,646
Monsanto Co.	136,598	15,447,868
EI du Pont de Nemours & Co.	239,278	15,387,968
Allegheny Technologies, Inc.	393,076	14,799,311
Eastman Chemical Co.	184,019	14,497,017
FMC Corp.	211,628	13,802,378
Veritiv Corp.*	3	120
Total Basic Materials		374,276,852
Diversified - 0.2%
Leucadia National Corp.	634,242	15,672,120
Total Common Stocks
(Cost $6,810,011,586)		8,116,214,215

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	4,451,645	$4,451,645
Total Short Term Investments
(Cost $4,451,645)		4,451,645
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.6%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$67,074,142	67,074,142
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	65,120,527	65,120,527
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	62,187,498	62,187,498
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	19,536,158	19,536,158
Total Securities Lending Collateral
(Cost $213,918,325)		213,918,325
Total Investments - 102.6%
(Cost $7,028,381,556)		$8,334,584,185
Other Assets & Liabilities, net - (2.6)%		(210,024,447)
Total Net Assets - 100.0%		$8,124,559,738

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim S&P 500® Equal Weight Financial ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Multi-Line Insurance - 11.3%
Allstate Corp.	19,924	$1,164,557
XL Group plc — Class A	35,842	1,155,546
Loews Corp.	27,017	1,138,226
MetLife, Inc.	21,585	1,135,371
ACE Ltd.	11,317	1,132,832
Hartford Financial Services Group, Inc.	32,908	1,124,137
American International Group, Inc.	21,497	1,117,414
Cincinnati Financial Corp.	24,054	1,106,965
Assurant, Inc.	17,414	1,103,351
Genworth Financial, Inc. — Class A*	67,467	883,818
Total Multi-Line Insurance		11,062,217
Super-Regional Banks-US - 10.5%
Huntington Bancshares, Inc.	124,565	1,223,229
Comerica, Inc.	23,471	1,179,652
Capital One Financial Corp.	14,610	1,162,079
Wells Fargo & Co.	22,658	1,153,292
U.S. Bancorp	27,306	1,147,671
Fifth Third Bancorp	55,024	1,126,892
KeyCorp	82,637	1,118,905
SunTrust Banks, Inc.	29,209	1,111,402
PNC Financial Services Group, Inc.	13,391	1,105,561
Total Super-Regional Banks-US		10,328,683
Investment Management/Advisory Services - 8.3%
Ameriprise Financial, Inc.	10,133	1,211,906
Affiliated Managers Group, Inc.*	6,063	1,208,053
Invesco Ltd.	31,577	1,188,243
BlackRock, Inc. — Class A	3,800	1,157,974
Franklin Resources, Inc.	21,143	1,144,893
Legg Mason, Inc.	23,682	1,123,711
T. Rowe Price Group, Inc.	14,369	1,115,897
Total Investment Management/Advisory Services		8,150,677
Life/Health Insurance - 7.1%
Lincoln National Corp.	23,264	1,218,801
Principal Financial Group, Inc.	24,118	1,198,182
Prudential Financial, Inc.	13,344	1,160,528
Unum Group	33,709	1,157,230
Torchmark Corp.	21,650	1,141,821
Aflac, Inc.	18,976	1,133,626
Total Life/Health Insurance		7,010,188
Diversified Banking Institutions - 6.1%
Goldman Sachs Group, Inc.	7,087	1,225,129
Citigroup, Inc.	24,708	1,208,468
Morgan Stanley	37,221	1,203,727
JPMorgan Chase & Co.	20,613	1,188,752
Bank of America Corp.	76,162	1,161,471
Total Diversified Banking Institutions		5,987,547
REITS-Diversified - 6.0%
American Tower Corp. — Class A	13,297	1,255,104
Weyerhaeuser Co.	38,128	1,194,169
Vornado Realty Trust	11,253	1,193,043
Crown Castle International Corp.	15,936	1,182,132
Plum Creek Timber Company, Inc.	26,646	1,102,345
Total REITS-Diversified		5,926,793
REITS-Apartments - 5.1%
Apartment Investment & Management Co. — Class A	36,667	1,253,279
AvalonBay Communities, Inc.	8,401	1,244,020
Essex Property Trust, Inc.	6,557	1,243,010
Equity Residential	19,040	1,230,936
Total REITS-Apartments		4,971,245
Fiduciary Banks - 3.9%
Bank of New York Mellon Corp.	33,256	1,298,315
Northern Trust Corp.	18,905	1,264,555
State Street Corp.	17,744	1,249,887
Total Fiduciary Banks		3,812,757
Finance-Other Services - 3.8%
NASDAQ OMX Group, Inc.	32,013	1,350,629
CME Group, Inc. — Class A	16,460	1,217,052
Intercontinental Exchange, Inc.	6,085	1,169,659
Total Finance-Other Services		3,737,340
REITS-Regional Malls - 3.6%
Simon Property Group, Inc.	7,164	1,204,913
Macerich Co.	17,992	1,169,660
General Growth Properties, Inc.	50,017	1,168,897
Total REITS-Regional Malls		3,543,470
REITS-Health Care - 3.6%
Health Care REIT, Inc.	18,616	1,184,536
HCP, Inc.	28,342	1,177,043
Ventas, Inc.	18,475	1,173,163
Total REITS-Health Care		3,534,742
Property & Casualty Insurance - 3.3%
Travelers Companies, Inc.	12,324	1,103,738
Chubb Corp.	12,578	1,090,638
Progressive Corp.	46,494	1,089,819
Total Property & Casualty Insurance		3,284,195
Finance-Investment Bankers/Brokers - 2.5%
Charles Schwab Corp.	45,210	1,254,578
E*TRADE Financial Corp.*	58,300	1,225,466
Total Finance-Investment Bankers/Brokers		2,480,044
Commerical Services-Finance - 2.4%
Moody's Corp.	13,709	1,192,683
McGraw Hill Financial, Inc.	14,104	1,131,423
Total Commerical Services-Finance		2,324,106
Savings & Loans/Thrifts-Eastern US - 2.4%
Hudson City Bancorp, Inc.	119,380	1,163,955
People's United Financial, Inc.	79,343	1,152,060
Total Savings & Loans/Thrifts-Eastern US		2,316,015
Insurance Brokers - 2.3%
Marsh & McLennan Companies, Inc.	23,141	1,174,869
Aon plc	13,079	1,103,344
Total Insurance Brokers		2,278,213
Finance-Credit Card - 2.3%
Discover Financial Services	19,270	1,176,626
American Express Co.	12,396	1,090,848
Total Finance-Credit Card		2,267,474

Guggenheim S&P 500® Equal Weight Financial ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Commerical Banks-Southern US - 2.3%
BB&T Corp.	30,629	$1,133,886
Regions Financial Corp.	109,795	1,113,321
Total Commerical Banks-Southern US		2,247,207
Finance-Consumer Loans - 1.2%
Navient Corp.	70,542	1,213,322
REITS-Office Property - 1.2%
Boston Properties, Inc.	10,068	1,202,623
REITS-Storage - 1.2%
Public Storage	6,934	1,189,944
Real Estate Management/Services - 1.2%
CBRE Group, Inc. — Class A*	38,506	1,187,525
REITS-Warehouse/Industries - 1.2%
Prologis, Inc.	28,743	1,173,002
Reinsurance - 1.2%
Berkshire Hathaway, Inc. — Class B*	9,290	1,165,245
Commercial Banks-Eastern US - 1.2%
M&T Bank Corp.	9,585	1,164,578
REITS-Shopping Centers - 1.2%
Kimco Realty Corp.	51,825	1,159,844
REITS-Hotels - 1.2%
Host Hotels & Resorts, Inc.	52,991	1,152,024
Commerical Banks-Western US - 1.2%
Zions Bancorporation	39,702	1,144,212
Diversified - 1.1%
Leucadia National Corp.	45,628	1,127,468
Total Common Stocks
(Cost $93,377,814)		98,142,700
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	111,418	111,418
Total Short Term Investments
(Cost $111,418)		111,418
Total Investments - 100.0%
(Cost $93,489,232)		$98,254,118
Other Assets & Liabilities, net - 0.0%		28,788
Total Net Assets - 100.0%		$98,282,906

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim S&P 500® Equal Weight Health Care ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Medical-Drugs - 16.6%
Bristol-Myers Squibb Co.	86,804	$4,394,019
Abbott Laboratories	102,718	4,326,482
Eli Lilly & Co.	69,397	4,237,381
Allergan, Inc.	25,269	4,191,116
Zoetis, Inc.	127,248	4,187,732
Johnson & Johnson	39,870	3,990,588
Merck & Company, Inc.	70,176	3,981,786
Pfizer, Inc.	138,408	3,972,310
AbbVie, Inc.	75,460	3,949,576
Total Medical-Drugs		37,230,990
Medical Products - 15.1%
Covidien plc	56,744	4,908,924
Hospira, Inc.*	80,458	4,463,005
CareFusion Corp.*	95,673	4,189,521
Baxter International, Inc.	55,902	4,175,320
Varian Medical Systems, Inc.*	49,945	4,102,982
Becton Dickinson and Co.	34,752	4,039,572
Stryker Corp.	48,982	3,907,294
Zimmer Holdings, Inc.	38,723	3,875,011
Total Medical Products		33,661,629
Medical-Biomedical/Gene - 13.9%
Vertex Pharmaceuticals, Inc.*	55,619	4,945,085
Gilead Sciences, Inc.*	50,640	4,636,092
Amgen, Inc.	35,223	4,487,058
Celgene Corp.*	51,111	4,454,324
Biogen Idec, Inc.*	13,186	4,409,267
Regeneron Pharmaceuticals, Inc.*	13,351	4,221,853
Alexion Pharmaceuticals, Inc.*	24,964	3,969,026
Total Medical-Biomedical/Gene		31,122,705
Medical Instruments - 9.7%
Intuitive Surgical, Inc.*	10,299	4,712,307
Edwards Lifesciences Corp.*	52,159	4,707,350
Medtronic, Inc.	67,330	4,156,954
St. Jude Medical, Inc.	62,804	4,094,193
Boston Scientific Corp.*	319,329	4,081,025
Total Medical Instruments		21,751,829
Medical-HMO - 9.0%
WellPoint, Inc.	38,252	4,200,453
UnitedHealth Group, Inc.	51,622	4,183,963
Cigna Corp.	44,908	4,043,516
Aetna, Inc.	50,497	3,915,032
Humana, Inc.	32,785	3,857,155
Total Medical-HMO		20,200,119
Medical - Wholesale Drug Distribution - 5.8%
AmerisourceBergen Corp. — Class A	56,946	4,379,716
Cardinal Health, Inc.	60,326	4,322,358
McKesson Corp.	22,382	4,294,211
Total Medical - Wholesale Drug Distribution		12,996,285
Medical-Generic Drugs - 5.6%
Perrigo Company plc	29,118	4,380,803
Actavis plc*	19,554	4,189,640
Mylan, Inc.*	81,421	4,019,755
Total Medical-Generic Drugs		12,590,198
Instruments-Scientific - 5.5%
Thermo Fisher Scientific, Inc.	34,299	4,167,330
PerkinElmer, Inc.	88,074	4,070,780
Waters Corp.*	38,969	4,030,953
Total Instruments-Scientific		12,269,063
Medical Labs & Testing Services - 3.7%
Quest Diagnostics, Inc.	69,029	4,217,672
Laboratory Corporation of America Holdings*	40,157	4,163,879
Total Medical Labs & Testing Services		8,381,551
Dental Supplies & Equipments - 3.6%
Patterson Companies, Inc.	105,583	4,118,793
DENTSPLY International, Inc.	85,513	3,969,513
Total Dental Supplies & Equipments		8,088,306
Medical-Hospitals - 2.1%
Tenet Healthcare Corp.*	87,028	4,592,468
Disposable Medical Products - 2.0%
CR Bard, Inc.	29,737	4,437,653
Medical Information System - 1.9%
Cerner Corp.*	77,200	4,261,440
Dialysis Centers - 1.8%
DaVita HealthCare Partners, Inc.*	57,746	4,067,628
Pharmacy Services - 1.8%
Express Scripts Holding Co.*	57,094	3,976,597
Electronic Measuring Instruments - 1.8%
Agilent Technologies, Inc.	69,871	3,919,064
Total Common Stocks
(Cost $197,647,008)		223,547,525
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	206,952	206,952
Total Short Term Investments
(Cost $206,952)		206,952
Total Investments - 100.0%
(Cost $197,853,960)		$223,754,477
Other Assets & Liabilities, net - 0.0%		75,167
Total Net Assets - 100.0%		$223,829,644

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.7%
Diversified Manufacturing Operations - 15.0%
3M Co.	11,260	$1,586,420
Dover Corp.	18,112	1,553,284
Ingersoll-Rand plc	25,921	1,523,896
Illinois Tool Works, Inc.	18,316	1,508,689
General Electric Co.	59,720	1,501,958
Textron, Inc.	40,982	1,490,515
Danaher Corp.	20,120	1,486,466
Parker-Hannifin Corp.	12,701	1,459,980
Eaton Corporation plc	21,488	1,459,465
Pentair plc	21,479	1,376,160
Total Diversified Manufacturing Operations		14,946,833
Aerospace/Defense - 9.4%
Northrop Grumman Corp.	13,363	1,647,257
Lockheed Martin Corp.	9,845	1,643,820
General Dynamics Corp.	13,551	1,582,350
Raytheon Co.	16,714	1,517,130
Rockwell Collins, Inc.	20,345	1,490,678
Boeing Co.	12,208	1,470,820
Total Aerospace/Defense		9,352,055
Transport-Services - 8.2%
CH Robinson Worldwide, Inc.	26,042	1,756,794
FedEx Corp.	11,513	1,691,029
Ryder System, Inc.	18,641	1,605,549
Expeditors International of Washington, Inc.	36,145	1,560,741
United Parcel Service, Inc. — Class B	15,985	1,551,984
Total Transport-Services		8,166,097
Transport-Rail - 6.5%
Kansas City Southern	15,435	1,683,342
Norfolk Southern Corp.	15,961	1,622,595
CSX Corp.	53,209	1,592,013
Union Pacific Corp.	16,000	1,572,960
Total Transport-Rail		6,470,910
Non-hazardous Waste Disposal - 3.3%
Republic Services, Inc. — Class A	43,984	1,668,313
Waste Management, Inc.	36,695	1,647,239
Total Non-hazardous Waste Disposal		3,315,552
Tools-Hand Held - 3.3%
Snap-on, Inc.	13,825	1,661,765
Stanley Black & Decker, Inc.	18,525	1,620,011
Total Tools-Hand Held		3,281,776
Airlines - 3.3%
Southwest Airlines Co.	61,394	1,736,222
Delta Air Lines, Inc.	41,152	1,541,554
Total Airlines		3,277,776
Commercial Services - 3.2%
Cintas Corp.	25,590	1,601,934
Quanta Services, Inc.*	47,618	1,594,727
Total Commercial Services		3,196,661
Machinery - Construction & Mining - 3.1%
Joy Global, Inc.	26,428	1,566,124
Caterpillar, Inc.	15,119	1,523,239
Total Machinery - Construction & Mining		3,089,363
Electronic Security Devices - 3.0%
Tyco International Ltd.	36,081	1,556,895
Allegion plc	28,792	1,480,773
Total Electronic Security Devices		3,037,668
Machinery-Pumps - 3.0%
Flowserve Corp.	20,895	1,547,065
Xylem, Inc.	41,833	1,476,287
Total Machinery-Pumps		3,023,352
Electric Products - Miscellaneous - 3.0%
Emerson Electric Co.	24,295	1,546,376
AMETEK, Inc.	30,314	1,475,989
Total Electric Products - Miscellaneous		3,022,365
Engineering/R&D Services - 3.0%
Fluor Corp.	20,798	1,515,550
Jacobs Engineering Group, Inc.*	29,495	1,498,641
Total Engineering/R&D Services		3,014,191
Distribution/Wholesale - 2.9%
WW Grainger, Inc.	6,214	1,461,222
Fastenal Co.	32,578	1,444,834
Total Distribution/Wholesale		2,906,056
REITS-Storage - 1.7%
Iron Mountain, Inc.	52,091	1,745,569
Commercial Services - Finance - 1.7%
Equifax, Inc.	22,530	1,714,308
Data Processing/Management - 1.7%
Dun & Bradstreet Corp.	15,532	1,708,986
Human Resources - 1.7%
Robert Half International, Inc.	34,082	1,658,089
Security Services - 1.7%
ADT Corp.[1]	47,553	1,654,844
Publishing-Periodicals - 1.6%
Nielsen N.V.	34,811	1,605,135
Hazardous Waste Disposal - 1.6%
Stericycle, Inc.*	13,630	1,603,570
Machinery - General Industries - 1.6%
Roper Industries, Inc.	11,051	1,592,118
Office Automation & Euipments - 1.6%
Pitney Bowes, Inc.	58,781	1,590,614
Auto-Medium & Heavy Duty Trucks - 1.6%
PACCAR, Inc.	25,517	1,588,944
Instruments-Controls - 1.6%
Honeywell International, Inc.	17,225	1,581,772
Building Products - Wood - 1.5%
Masco Corp.	73,901	1,537,141
Machinery-Farm - 1.5%
Deere & Co.	17,845	1,518,788
Filtration/Separate Products - 1.5%
Pall Corp.	19,221	1,489,051
Aerospace/Defense - Equipments - 1.4%
United Technologies Corp.	13,825	1,453,699
Engines-Internal Combust - 1.4%
Cummins, Inc.	10,346	1,442,129

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Industrial Automat/Robot - 1.4%
Rockwell Automation, Inc.	12,856	$1,435,501
Metal Processors&Fabrica - 1.4%
Precision Castparts Corp.	6,077	1,390,418
Electronics-Military - 1.3%
L-3 Communications Holdings, Inc.	12,865	1,350,310
Total Common Stocks
(Cost $95,776,645)		99,761,641
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	159,207	159,207
Total Short Term Investments
(Cost $159,207)		159,207

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.7%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$523,159	523,159
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	507,921	507,921
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	485,044	485,044
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	152,376	152,376
Total Securities Lending Collateral
(Cost $1,668,500)		1,668,500
Total Investments - 101.6%
(Cost $97,604,352)		$101,589,348
Other Assets & Liabilities, net - (1.6)%		(1,605,194)
Total Net Assets - 100.0%		$99,984,154

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company

Guggenheim S&P 500® Equal Weight Materials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Chemicals-Diversified - 16.2%
LyondellBasell Industries N.V. — Class A	28,087	$2,984,244
Dow Chemical Co.	53,040	2,708,753
PPG Industries, Inc.	13,604	2,698,489
EI du Pont de Nemours & Co.	40,688	2,616,645
FMC Corp.	35,983	2,346,811
Total Chemicals-Diversified		13,354,942
Chemicals-Specialty - 13.1%
Ecolab, Inc.	25,707	2,789,981
Sigma-Aldrich Corp.	27,779	2,789,567
International Flavors & Fragrances, Inc.	27,571	2,784,395
Eastman Chemical Co.	31,291	2,465,105
Total Chemicals-Specialty		10,829,048
Industrial Gases - 10.3%
Air Products & Chemicals, Inc.	22,950	3,028,252
Airgas, Inc.	26,193	2,800,556
Praxair, Inc.	21,140	2,708,880
Total Industrial Gases		8,537,688
Agricultural Chemicals - 9.9%
CF Industries Holdings, Inc.	11,808	2,956,014
Mosaic Co.	57,220	2,638,414
Monsanto Co.	23,228	2,626,855
Total Agricultural Chemicals		8,221,283
Building products-Cement& Aggregates - 6.8%
Martin Marietta Materials, Inc.	23,130	2,873,440
Vulcan Materials Co.	42,933	2,710,360
Building products-Cement& Aggregates		5,583,800
Paper&Related Products - 6.6%
International Paper Co.	59,026	2,803,735
MeadWestvaco Corp.	64,182	2,682,808
Veritiv Corp.*	1	40
Total Paper&Related Products		5,486,583
Containers-Metal/Glass - 6.5%
Ball Corp.	45,660	2,797,131
Owens-Illinois, Inc.*	83,524	2,605,114
Total Containers-Metal/Glass		5,402,245
Containers-Paper/Plastic - 6.5%
Sealed Air Corp.	83,497	2,681,924
Bemis Company, Inc.	67,929	2,649,910
Total Containers-Paper/Plastic		5,331,834
Metal-Aluminum - 3.8%
Alcoa, Inc.	191,432	3,137,570
Metal-Copper - 3.7%
Freeport-McMoRan, Inc.	81,825	3,045,527
Gold Mining - 3.6%
Newmont Mining Corp.	118,781	2,958,835
Coatings/Paint - 3.4%
Sherwin-Williams Co.	13,718	2,829,063
Steel-Producers - 3.3%
Nucor Corp.	54,671	2,745,578
Office Supplies&Forms - 3.2%
Avery Dennison Corp.	55,881	2,638,142
Steel-Specialty - 3.0%
Allegheny Technologies, Inc.	66,840	2,516,526
Total Common Stocks
(Cost $80,377,554)		82,618,664
SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund	41,326	41,326
Total Short Term Investments
(Cost $41,326)		41,326
Total Investments - 99.9%
(Cost $80,418,880)		$82,659,990
Other Assets & Liabilities, net - 0.1%		54,639
Total Net Assets - 100.0%		$82,714,629

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Electronic Components - Semiconductor - 14.8%
Intel Corp.	291,777	$9,888,323
Broadcom Corp. — Class A	227,180	8,691,907
Micron Technology, Inc.*	279,519	8,539,305
First Solar, Inc.*	135,136	8,528,433
Avago Technologies Ltd.	121,988	8,463,527
Altera Corp.	256,256	8,384,696
Texas Instruments, Inc.	180,259	8,336,979
Microchip Technology, Inc.[1]	177,298	7,981,956
NVIDIA Corp.	445,856	7,802,480
Xilinx, Inc.	186,333	7,663,876
Total Electronic Components - Semiconductor		84,281,482
Applications Software - 8.1%
Red Hat, Inc.*	167,778	9,751,258
Citrix Systems, Inc.*	136,834	9,267,767
Microsoft Corp.	211,294	9,119,449
Intuit, Inc.	110,296	9,040,963
salesforce.com, Inc.*	160,401	8,701,754
Total Applications Software		45,881,191
Computers-Memory Devices - 8.1%
EMC Corp.	327,270	9,589,012
NetApp, Inc.	244,290	9,488,224
Western Digital Corp.	94,581	9,442,021
Seagate Technology plc	157,389	9,222,995
SanDisk Corp.	88,478	8,114,317
Total Computers-Memory Devices		45,856,569
Commercial Services - Finance - 7.8%
Western Union Co.[1]	541,444	9,459,028
Total System Services, Inc.	285,714	9,142,848
Automatic Data Processing, Inc.	110,559	8,989,552
MasterCard, Inc. — Class A	114,702	8,505,153
Alliance Data Systems Corp.*	32,298	8,471,442
Total Commercial Services - Finance		44,568,023
Computer Services - 6.2%
International Business Machines Corp.	47,710	9,144,575
Cognizant Technology Solutions Corp. — Class A*	183,756	9,013,232
Computer Sciences Corp.	137,663	8,588,795
Accenture plc — Class A	105,324	8,350,087
Total Computer Services		35,096,689
Data Processing/Management - 4.7%
Fidelity National Information Services, Inc.	161,795	9,125,237
Fiserv, Inc.*	145,434	8,968,915
Paychex, Inc.	211,951	8,692,111
Total Data Processing/Management		26,786,263
Semiconductor Equipment - 4.7%
Lam Research Corp.	132,599	9,281,930
KLA-Tencor Corp.	127,058	9,083,376
Applied Materials, Inc.	389,461	8,163,103
Total Semiconductor Equipment		26,528,409
Semiconductor Components - Integrated Circuit - 4.2%
Linear Technology Corp.	184,756	8,154,206
QUALCOMM, Inc.	110,124	8,116,139
Analog Devices, Inc.	156,652	7,774,639
Total Semiconductor Components - Integrated Circuit		24,044,984
Internet Security - 3.3%
Symantec Corp.	401,467	9,498,710
VeriSign, Inc.*	171,447	9,266,710
Total Internet Security		18,765,420
Computers - 3.1%
Apple, Inc.	95,461	9,123,208
Hewlett-Packard Co.	247,787	8,823,695
Total Computers		17,946,903
Electronic Components-Miscellaneous - 3.1%
Jabil Circuit, Inc.	440,223	8,786,850
TE Connectivity Ltd.	141,766	8,773,898
Total Electronic Components-Miscellaneous		17,560,748
Web Portals/ISP - 3.1%
Yahoo!, Inc.*	235,825	8,444,893
Google, Inc. — Class A*	7,852	4,550,627
Google, Inc. — Class C*	7,852	4,488,203
Total Web Portals/ISP		17,483,723
Enterprise Software/Services - 3.0%
CA, Inc.	301,035	8,693,891
Oracle Corp.	206,757	8,350,915
Total Enterprise Software/Services		17,044,806
Telecommunication Equipments - 2.8%
Juniper Networks, Inc.	354,282	8,339,798
Harris Corp.	114,662	7,827,975
Total Telecommunication Equipments		16,167,773
Internet Content-Entertainment - 1.7%
Facebook, Inc. — Class A*	135,085	9,813,925
E-Commerce/Products - 1.7%
eBay, Inc.*	177,641	9,379,445
Office Automation & Equipments - 1.6%
Xerox Corp.	690,890	9,161,201
Electronic Forms - 1.6%
Adobe Systems, Inc.*	130,376	9,010,285
Networking Products - 1.6%
Cisco Systems, Inc.	352,716	8,899,025
Computer Software - 1.5%
Akamai Technologies, Inc.*	148,051	8,737,970
Internet Infrastructure Software - 1.5%
F5 Networks, Inc.*	77,563	8,732,818
Finance-Credit Card - 1.5%
Visa, Inc. — Class A	41,242	8,702,474
Electronic Connectors - 1.5%
Amphenol Corp. — Class A	90,003	8,655,589
Computer Aided Design - 1.5%
Autodesk, Inc.*	160,583	8,567,103

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Advanced Materials/Products - 1.5%
Teradata Corp.*	200,642	$8,459,067
Wireless Equipment - 1.5%
Motorola Solutions, Inc.	130,457	8,307,502
Entertainment Software - 1.4%
Electronic Arts, Inc.*	244,158	8,203,709
Electronic Measuring Instruments - 1.4%
FLIR Systems, Inc.	243,635	8,108,173
Telecommunication Equipments Fiber Optics - 1.4%
Corning, Inc.	410,936	8,074,892
Total Common Stocks
(Cost $518,654,475)		568,826,161
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	825,271	825,271
Total Short Term Investments
(Cost $825,271)		825,271

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.9%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$3,377,209	3,377,209
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	3,278,845	3,278,845
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	3,131,167	3,131,167
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	983,654	983,654
Total Securities Lending Collateral
(Cost $10,770,875)		10,770,875
Total Investments - 101.9%
(Cost $530,250,621)		$580,422,307
Other Assets & Liabilities, net - (1.9)%		(10,791,117)
Total Net Assets - 100.0%		$569,631,190

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company

Guggenheim S&P 500® Equal Weight Utilities ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Electric-Integrated - 67.2%
Integrys Energy Group, Inc.	57,966	$3,800,252
Duke Energy Corp.	47,236	3,407,133
Consolidated Edison, Inc.	60,589	3,398,437
TECO Energy, Inc.	192,346	3,358,361
SCANA Corp.	65,993	3,357,724
Xcel Energy, Inc.	108,996	3,357,077
Ameren Corp.	87,105	3,349,187
Edison International	60,935	3,339,238
Southern Co.	76,828	3,325,884
DTE Energy Co.	44,915	3,315,625
Dominion Resources, Inc.	48,856	3,304,620
Pinnacle West Capital Corp.	61,688	3,299,691
American Electric Power Company, Inc.	63,389	3,295,594
Pepco Holdings, Inc.	122,251	3,282,439
CMS Energy Corp.	113,140	3,273,140
NextEra Energy, Inc.	34,544	3,243,336
PPL Corp.	98,279	3,242,224
Northeast Utilities	73,737	3,237,054
Wisconsin Energy Corp.	74,223	3,234,638
PG&E Corp.	71,864	3,210,165
Entergy Corp.	42,766	3,114,648
Public Service Enterprise Group, Inc.	88,400	3,109,028
FirstEnergy Corp.	97,865	3,054,367
Exelon Corp.	93,650	2,910,642
Total Electric-Integrated		78,820,504
Telephone-Integrated - 15.5%
Windstream Holdings, Inc.[1]	341,304	3,911,345
Frontier Communications Corp.[1]	593,075	3,884,641
CenturyLink, Inc.	90,523	3,552,123
Verizon Communications, Inc.	68,032	3,430,173
AT&T, Inc.	95,494	3,398,631
Total Telephone-Integrated		18,176,913
Gas-Distribution - 11.4%
NiSource, Inc.	89,939	3,388,901
CenterPoint Energy, Inc.	139,303	3,387,849
Sempra Energy	33,090	3,299,404
AGL Resources, Inc.	63,193	3,263,287
Total Gas-Distribution		13,339,441
Electric-Generation - 2.9%
AES Corp.	235,540	3,441,239
Independ Power Producer - 2.4%
NRG Energy, Inc.	91,106	2,820,642
Total Common Stocks
(Cost $118,912,226)		116,598,739
SHORT TERM INVESTMENTS† - 0.5%
Federated U.S. Treasury Cash Reserve Fund	524,951	524,951
Total Short Term Investments
(Cost $524,951)		524,951
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 6.8%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$2,517,918	2,517,918
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	2,444,581	2,444,581
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	2,334,477	2,334,477
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	733,374	733,374
Total Securities Lending Collateral
(Cost $8,030,350)		8,030,350
Total Investments - 106.7%
(Cost $127,467,527)		$125,154,040
Other Assets & Liabilities, net - (6.7)%		(7,834,141)
Total Net Assets - 100.0%		$117,319,899

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Non-cyclical - 24.0%
Keurig Green Mountain, Inc.	260,168	$31,032,839
Safeway, Inc.	854,347	29,440,798
Actavis plc*	132,497	28,388,808
Vertex Pharmaceuticals, Inc.*	317,831	28,258,353
Celgene Corp.*	308,440	26,880,546
Gilead Sciences, Inc.*	267,258	24,467,470
Regeneron Pharmaceuticals, Inc.*	73,281	23,172,918
Constellation Brands, Inc. — Class A*	261,563	21,777,735
Biogen Idec, Inc.*	64,442	21,548,760
Alliance Data Systems Corp.*	67,117	17,604,118
Allergan, Inc.	101,160	16,778,398
Boston Scientific Corp.*	1,185,909	15,155,918
Alexion Pharmaceuticals, Inc.*	90,546	14,395,909
Moody's Corp.	153,843	13,384,341
Cigna Corp.	138,444	12,465,498
Robert Half International, Inc.	246,253	11,980,208
MasterCard, Inc. — Class A	143,729	10,657,505
Perrigo Company plc	55,754	8,388,189
St. Jude Medical, Inc.	113,571	7,403,693
Monster Beverage Corp.*	108,928	6,967,035
Coca-Cola Enterprises, Inc.	133,689	6,076,165
Total Consumer, Non-cyclical		376,225,204
Consumer, Cyclical - 20.3%
Southwest Airlines Co.	1,074,625	30,390,396
Chipotle Mexican Grill, Inc. — Class A*	45,024	30,278,640
Under Armour, Inc. — Class A*	388,514	25,933,310
Delta Air Lines, Inc.	628,488	23,543,160
Michael Kors Holdings Ltd.*	287,929	23,460,455
Wynn Resorts Ltd.	101,197	21,575,200
Harman International Industries, Inc.	189,209	20,538,637
Goodyear Tire & Rubber Co.	734,030	18,475,535
PACCAR, Inc.	210,582	13,112,941
Wyndham Worldwide Corp.	161,957	12,235,851
Fossil Group, Inc.*	123,880	12,140,240
Tractor Supply Co.	175,441	10,907,167
BorgWarner, Inc.	155,513	9,680,684
NIKE, Inc. — Class B	114,785	8,853,367
Johnson Controls, Inc.	185,196	8,748,659
VF Corp.	122,363	7,497,181
Dollar Tree, Inc.*	126,899	6,912,189
O'Reilly Automotive, Inc.*	44,175	6,626,250
Starbucks Corp.	82,512	6,409,532
Harley-Davidson, Inc.	89,616	5,540,061
Bed Bath & Beyond, Inc.*	87,380	5,530,280
Mohawk Industries, Inc.*	40,572	5,062,168
TJX Companies, Inc.	90,140	4,803,561
Total Consumer, Cyclical		318,255,464
Communications - 17.4%
Facebook, Inc. — Class A*	444,574	32,298,301
TripAdvisor, Inc.*	313,748	29,755,861
Netflix, Inc.*	69,349	29,315,209
Priceline Group, Inc.*	18,173	22,579,044
News Corp. — Class A*	1,271,718	22,445,823
VeriSign, Inc.*	327,146	17,682,241
DIRECTV*	201,750	17,360,588
Amazon.com, Inc.*	42,682	13,359,039
Comcast Corp. — Class A	245,492	13,190,285
Interpublic Group of Companies, Inc.	535,058	10,545,993
Discovery Communications, Inc. — Class A*	120,427	10,261,585
Google, Inc. — Class A*	14,425	8,360,009
Google, Inc. — Class C*	14,425	8,245,330
Graham Holdings Co. — Class B	11,452	7,853,209
CBS Corp. — Class B	134,542	7,646,022
Viacom, Inc. — Class B	91,157	7,535,949
Yahoo!, Inc.*	185,687	6,649,451
Time Warner Cable, Inc.	45,621	6,619,607
Total Communications		271,703,546
Financial - 13.6%
Huntington Bancshares, Inc.	3,182,633	31,253,456
KeyCorp	1,661,324	22,494,327
Comerica, Inc.	411,864	20,700,285
Fifth Third Bancorp	936,037	19,170,038
Prudential Financial, Inc.	211,623	18,404,852
Discover Financial Services	256,546	15,664,699
Ameriprise Financial, Inc.	128,025	15,311,790
Charles Schwab Corp.	424,559	11,781,512
Affiliated Managers Group, Inc.*	55,284	11,015,337
Torchmark Corp.	151,390	7,984,309
Macerich Co.	107,081	6,961,336
Invesco Ltd.	180,433	6,789,694
BlackRock, Inc. — Class A	21,576	6,574,854
American Express Co.	74,602	6,564,976
Visa, Inc. — Class A	30,885	6,517,044
Intercontinental Exchange, Inc.	25,229	4,849,518
Total Financial		212,038,027
Technology - 9.4%
Seagate Technology plc	418,124	24,502,066
Western Digital Corp.	215,219	21,485,313
First Solar, Inc.*	255,647	16,133,883
Cognizant Technology Solutions Corp. — Class A*	288,823	14,166,768
Electronic Arts, Inc.*	323,707	10,876,555
SanDisk Corp.	107,707	9,877,809
salesforce.com, Inc.*	167,696	9,097,508
QUALCOMM, Inc.	120,324	8,867,879
Pitney Bowes, Inc.	309,586	8,377,397
Cerner Corp.*	147,514	8,142,773
Micron Technology, Inc.*	260,339	7,953,356
Fidelity National Information Services, Inc.	133,692	7,540,229
Total Technology		147,021,536
Energy - 8.4%
Halliburton Co.	293,016	20,215,174
Pioneer Natural Resources Co.	86,537	19,164,484
Helmerich & Payne, Inc.	179,773	19,102,679
EOG Resources, Inc.	173,243	18,959,714
Cabot Oil & Gas Corp. — Class A	456,344	15,036,535
Range Resources Corp.	122,255	9,241,255
Noble Energy, Inc.	122,003	8,111,979
Schlumberger Ltd.	74,293	8,052,618

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Energy - 8.4% (continued)
Equities Corp.	72,225	$6,776,150
Kinder Morgan, Inc.	175,402	6,310,964
Total Energy		130,971,552
Industrial - 3.8%
Textron, Inc.	445,542	16,204,362
Sealed Air Corp.	369,058	11,854,143
Thermo Fisher Scientific, Inc.	72,262	8,779,833
Boeing Co.	71,406	8,602,995
Flowserve Corp.	97,100	7,189,284
Precision Castparts Corp.	28,355	6,487,624
Total Industrial		59,118,241
Basic Materials - 3.1%
LyondellBasell Industries N.V. — Class A	211,972	22,522,025
Ecolab, Inc.	102,921	11,170,016
Eastman Chemical Co.	103,752	8,173,583
PPG Industries, Inc.	31,597	6,267,581
Total Basic Materials		48,133,205
Total Common Stocks
(Cost $1,418,906,721)		1,563,466,775
SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund	354,174	354,174
Total Short Term Investments
(Cost $354,174)		354,174
Total Investments - 100.0%
(Cost $1,419,260,895)		$1,563,820,949
Other Assets & Liabilities, net - 0.0%		(117,154)
Total Net Assets - 100.0%		$1,563,703,795

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 24.6%
Berkshire Hathaway, Inc. — Class B*	203,303	$25,500,295
Assurant, Inc.	284,594	18,031,875
Unum Group	421,593	14,473,288
American International Group, Inc.	277,020	14,399,499
Genworth Financial, Inc. — Class A*	1,083,646	14,195,763
XL Group plc — Class A	436,998	14,088,815
Hartford Financial Services Group, Inc.	407,955	13,935,743
Allstate Corp.	235,627	13,772,398
MetLife, Inc.	258,863	13,616,194
Capital One Financial Corp.	138,228	10,994,655
Morgan Stanley	313,314	10,132,574
SunTrust Banks, Inc.	263,646	10,031,730
Loews Corp.	233,396	9,832,973
Bank of America Corp.	582,440	8,882,209
PNC Financial Services Group, Inc.	106,738	8,812,289
Goldman Sachs Group, Inc.	50,464	8,723,712
JPMorgan Chase & Co.	150,131	8,658,055
Travelers Companies, Inc.	94,720	8,483,123
Bank of New York Mellon Corp.	207,792	8,112,200
NASDAQ OMX Group, Inc.	188,251	7,942,310
ACE Ltd.	76,506	7,658,251
Hudson City Bancorp, Inc.	631,762	6,159,680
BB&T Corp.	154,788	5,730,252
Wells Fargo & Co.	97,423	4,958,831
Chubb Corp.	53,374	4,628,060
Cincinnati Financial Corp.	96,257	4,429,747
M&T Bank Corp.	34,451	4,185,797
Aflac, Inc.	66,207	3,955,206
Progressive Corp.	164,082	3,846,082
Total Financial		288,171,606
Energy - 16.4%
Nabors Industries Ltd.	887,406	24,101,948
Valero Energy Corp.	402,316	20,437,652
Murphy Oil Corp.	285,136	17,715,499
Phillips 66	215,435	17,473,932
Hess Corp.	175,942	17,414,739
Tesoro Corp.	258,740	15,922,860
Apache Corp.	93,791	9,628,584
Rowan Companies plc — Class A	279,817	8,540,015
Baker Hughes, Inc.	117,971	8,112,866
Chevron Corp.	59,100	7,638,084
Denbury Resources, Inc.	439,301	7,446,152
Transocean Ltd.[1]	182,254	7,352,126
Marathon Oil Corp.	186,861	7,240,864
Ensco plc — Class A	137,551	6,966,958
ConocoPhillips	72,475	5,979,188
Noble Corporation plc	189,728	5,951,767
Exxon Mobil Corp.	48,605	4,808,979
Total Energy		192,732,213
Utilities - 16.1%
NRG Energy, Inc.	536,984	16,625,025
Pepco Holdings, Inc.	544,706	14,625,356
Exelon Corp.	453,574	14,097,080
Entergy Corp.	185,405	13,503,046
Integrys Energy Group, Inc.	194,329	12,740,209
Edison International	159,762	8,754,958
AES Corp.	576,695	8,425,514
FirstEnergy Corp.	268,095	8,367,245
PG&E Corp.	177,438	7,926,155
Consolidated Edison, Inc.	136,375	7,649,274
Xcel Energy, Inc.	243,244	7,491,915
SCANA Corp.	144,250	7,339,440
DTE Energy Co.	94,287	6,960,266
PPL Corp.	204,715	6,753,548
Public Service Enterprise Group, Inc.	191,771	6,744,586
AGL Resources, Inc.	130,514	6,739,743
Pinnacle West Capital Corp.	118,476	6,337,281
Duke Energy Corp.	85,731	6,183,777
Northeast Utilities	137,394	6,031,597
American Electric Power Company, Inc.	110,742	5,757,477
TECO Energy, Inc.	307,611	5,370,888
CMS Energy Corp.	163,544	4,731,328
Total Utilities		189,155,708
Consumer, Non-cyclical - 13.9%
WellPoint, Inc.	234,565	25,757,582
Archer-Daniels-Midland Co.	411,524	19,094,714
Humana, Inc.	160,807	18,918,944
Tyson Foods, Inc. — Class A	465,765	17,331,116
Aetna, Inc.	177,028	13,724,981
Kroger Co.	263,610	12,911,618
UnitedHealth Group, Inc.	118,762	9,625,660
Cardinal Health, Inc.	127,782	9,155,580
Express Scripts Holding Co.*	129,990	9,053,804
Sysco Corp.	252,485	9,011,190
Molson Coors Brewing Co. — Class B	112,997	7,630,687
Quest Diagnostics, Inc.	65,170	3,981,887
ConAgra Foods, Inc.	123,396	3,717,921
Avery Dennison Corp.	78,135	3,688,753
Total Consumer, Non-cyclical		163,604,437
Consumer, Cyclical - 10.1%
General Motors Co.	368,858	12,474,778
AutoNation, Inc.*	228,769	12,197,963
Ford Motor Co.	672,387	11,444,027
Staples, Inc.	948,166	10,989,244
Kohl's Corp.	175,370	9,389,310
CVS Health Corp.	114,304	8,728,253
Target Corp.	139,136	8,291,114
DR Horton, Inc.	394,305	8,162,113
Whirlpool Corp.	46,987	6,702,226
Wal-Mart Stores, Inc.	89,851	6,611,237
Carnival Corp.	178,827	6,477,114
PulteGroup, Inc.	360,706	6,366,461
Costco Wholesale Corp.	45,152	5,307,166
Macy's, Inc.	89,317	5,161,629
Total Consumer, Cyclical		118,302,635
Industrial - 6.5%
Jabil Circuit, Inc.	826,562	16,498,177

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 6.5% (continued)
Ryder System, Inc.	143,917	$12,395,571
L-3 Communications Holdings, Inc.	103,597	10,873,541
Fluor Corp.	116,613	8,497,589
Jacobs Engineering Group, Inc.*	151,092	7,676,985
Joy Global, Inc.[1]	103,404	6,127,721
Bemis Company, Inc.	125,661	4,902,036
Deere & Co.	53,245	4,531,682
Stanley Black & Decker, Inc.	49,535	4,331,836
Total Industrial		75,835,138
Basic Materials - 5.8%
Alcoa, Inc.	2,125,008	34,828,882
Allegheny Technologies, Inc.	200,871	7,562,793
Dow Chemical Co.	129,989	6,638,538
International Paper Co.	112,919	5,363,652
Mosaic Co.	115,783	5,338,754
Freeport-McMoRan, Inc.	124,759	4,643,530
Nucor Corp.	72,240	3,627,893
Veritiv Corp.*	1	40
Total Basic Materials		68,004,082
Technology - 4.1%
Hewlett-Packard Co.	509,735	18,151,663
Xerox Corp.	1,366,880	18,124,829
Computer Sciences Corp.	191,707	11,960,600
Total Technology		48,237,092
Communications - 2.4%
Frontier Communications Corp.[1]	1,697,279	11,117,178
CenturyLink, Inc.	225,805	8,860,588
Corning, Inc.	401,580	7,891,047
Total Communications		27,868,813
Total Common Stocks
(Cost $1,110,266,362)		1,171,911,724
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	1,556,317	1,556,317
Total Short Term Investments
(Cost $1,556,317)		1,556,317
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.1%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$7,754,286	7,754,286
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	7,528,433	7,528,433
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	7,189,351	7,189,351
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	2,258,530	2,258,530
Total Securities Lending Collateral
(Cost $24,730,600)		24,730,600
Total Investments - 102.1%
(Cost $1,136,553,279)		$1,198,198,641
Other Assets & Liabilities, net - (2.1)%		(24,292,873)
Total Net Assets - 100.0%		$1,173,905,768

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company

Guggenheim S&P Midcap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 21.7%
Salix Pharmaceuticals Ltd.*	193,441	$25,516,802
United Rentals, Inc.*	136,816	14,488,814
Endo International plc*	212,193	14,233,906
United Therapeutics Corp.*	145,703	13,250,230
Universal Health Services, Inc. — Class B	114,686	12,225,528
Corporate Executive Board Co.	164,235	10,194,067
WEX, Inc.*	82,605	8,914,731
Align Technology, Inc.*	158,162	8,573,962
SUPERVALU, Inc.*	822,140	7,539,024
Jarden Corp.*	130,287	7,283,043
Towers Watson & Co. — Class A	66,072	6,740,665
Hain Celestial Group, Inc.*	69,501	5,942,336
Cubist Pharmaceuticals, Inc.*	88,173	5,369,736
Charles River Laboratories International, Inc.*	87,694	4,753,892
CoreLogic, Inc.*	167,876	4,566,227
Global Payments, Inc.	63,743	4,415,478
Covance, Inc.*	51,103	4,288,564
Deluxe Corp.	71,950	3,957,970
Sotheby's	81,139	3,217,161
Total Consumer, Non-cyclical		165,472,136
Industrial - 21.3%
Trinity Industries, Inc.	529,158	23,092,454
Kirby Corp.*	122,396	14,254,238
AO Smith Corp.	281,828	13,161,368
B/E Aerospace, Inc.*	137,135	11,675,674
Wabtec Corp.	136,865	11,042,268
Old Dominion Freight Line, Inc.*	152,440	9,676,891
Terex Corp.	222,458	7,677,026
Eagle Materials, Inc.	81,758	7,425,262
Worthington Industries, Inc.	190,881	7,301,198
Packaging Corporation of America	103,469	6,845,509
Belden, Inc.	99,230	6,737,717
Graco, Inc.	88,385	6,553,748
Gentex Corp.	211,651	6,116,714
Genesee & Wyoming, Inc. — Class A*	61,059	6,089,414
Fortune Brands Home & Security, Inc.	134,860	5,096,359
Lincoln Electric Holdings, Inc.	74,254	4,933,436
IDEX Corp.	55,630	4,217,867
FEI Co.	54,281	4,157,925
Trimble Navigation Ltd.*	120,701	3,729,661
J.B. Hunt Transport Services, Inc.	46,569	3,597,921
Total Industrial		163,382,650
Financial - 20.6%
Synovus Financial Corp.	742,794	17,492,799
Umpqua Holdings Corp.	859,421	14,541,403
SVB Financial Group*	128,930	14,055,949
Cathay General Bancorp	514,239	13,159,376
BancorpSouth, Inc.	604,031	12,606,127
Associated Banc-Corp.	641,468	11,495,107
Old Republic International Corp.	773,382	11,128,967
PacWest Bancorp	251,371	10,474,630
SLM Corp.	885,760	7,847,834
Signature Bank*	67,314	7,700,048
Waddell & Reed Financial, Inc. — Class A	135,722	7,164,764
Washington Federal, Inc.	319,626	6,699,361
CBOE Holdings, Inc.	133,467	6,469,145
City National Corp.	70,065	5,272,391
East West Bancorp, Inc.	132,501	4,512,984
Omega Healthcare Investors, Inc.	108,959	3,981,362
Alexander & Baldwin, Inc.	96,219	3,672,679
Total Financial		158,274,926
Consumer, Cyclical - 16.6%
Tempur Sealy International, Inc.*	277,935	15,205,824
Deckers Outdoor Corp.*	161,058	14,255,244
Wendy's Co.	1,493,450	12,171,617
Polaris Industries, Inc.	76,184	11,240,187
Toll Brothers, Inc.*	337,810	11,043,009
Alaska Air Group, Inc.	200,430	8,812,907
Bally Technologies, Inc.*	146,339	8,805,218
Hanesbrands, Inc.	81,406	7,954,180
LKQ Corp.*	302,220	7,904,564
Brinker International, Inc.	135,490	6,075,371
HNI Corp.	152,162	5,377,405
Brunswick Corp.	123,599	4,984,748
Copart, Inc.*	132,676	4,428,725
Domino's Pizza, Inc.	53,053	3,819,816
Carter's, Inc.	45,869	3,511,731
DreamWorks Animation SKG, Inc. — Class A*	100,483	2,009,660
Total Consumer, Cyclical		127,600,206
Energy - 9.0%
Patterson-UTI Energy, Inc.	553,549	19,014,408
SM Energy Co.	152,235	11,956,538
Rosetta Resources, Inc.*	171,462	8,756,564
Oil States International, Inc.*	140,681	8,622,339
Oceaneering International, Inc.	94,709	6,431,688
CARBO Ceramics, Inc.[1]	49,258	6,134,591
Dril-Quip, Inc.*	43,995	4,433,376
Gulfport Energy Corp.*	72,569	3,875,910
Total Energy		69,225,414
Technology - 8.9%
3D Systems Corp.*,1	202,845	10,168,620
PTC, Inc.*	255,042	9,171,310
Mentor Graphics Corp.	368,045	7,268,889
ACI Worldwide, Inc.*	387,519	7,262,106
Concur Technologies, Inc.*	63,191	5,874,236
MSCI, Inc. — Class A*	123,458	5,586,475
Cree, Inc.*,1	101,468	4,792,334
Advent Software, Inc.	144,807	4,700,435
Fair Isaac Corp.	78,969	4,513,078
Broadridge Financial Solutions, Inc.	94,777	3,826,147
CommVault Systems, Inc.*	56,761	2,725,663
Acxiom Corp.*	126,223	2,312,405
Total Technology		68,201,698
Communications - 1.8%
Conversant, Inc.*,1	233,709	5,461,779
Ciena Corp.*,1	230,286	4,497,486

Guggenheim S&P Midcap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Communications - 1.8% (continued)
NeuStar, Inc. — Class A*,1	125,495	$3,496,291
Total Communications		13,455,556
Total Common Stocks
(Cost $692,532,307)		765,612,586
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	973,199	973,199
Total Short Term Investments
(Cost $973,199)		973,199

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 4.0%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$9,554,056	9,554,056
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	9,275,783	9,275,783
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	8,858,001	8,858,001
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	2,782,735	2,782,735
Total Securities Lending Collateral
(Cost $30,470,575)		30,470,575
Total Investments - 104.0%
(Cost $723,976,081)		$797,056,360
Other Assets & Liabilities, net - (4.0)%		(30,389,182)
Total Net Assets - 100.0%		$766,667,178

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company

Guggenheim S&P Midcap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Industrial - 19.6%
Tech Data Corp.*	47,399	$2,976,182
URS Corp.	47,792	2,737,047
AECOM Technology Corp.*	69,107	2,346,183
Avnet, Inc.	50,279	2,128,310
Vishay Intertechnology, Inc.[1]	109,409	1,611,595
AGCO Corp.	25,331	1,233,873
Granite Construction, Inc.	32,048	1,043,162
Greif, Inc. — Class A	19,033	955,076
TimkenSteel Corp.	21,341	928,547
Exelis, Inc.	45,054	758,710
Esterline Technologies Corp.*	6,214	674,530
Tidewater, Inc.	13,913	657,668
Regal-Beloit Corp.	8,734	613,913
Triumph Group, Inc.	9,304	589,408
KBR, Inc.	25,655	530,032
Itron, Inc.*	12,270	441,475
Werner Enterprises, Inc.	17,719	435,533
Total Industrial		20,661,244
Financial - 19.6%
Reinsurance Group of America, Inc. — Class A	28,430	2,281,792
Protective Life Corp.	27,843	1,931,748
First American Financial Corp.	62,630	1,699,777
Hanover Insurance Group, Inc.	28,680	1,657,991
Aspen Insurance Holdings Ltd.	33,299	1,332,293
Kemper Corp.	34,522	1,194,806
American Financial Group, Inc.	20,097	1,125,231
Alleghany Corp.*	2,670	1,104,980
WR Berkley Corp.	24,096	1,074,923
Everest Re Group Ltd.	6,700	1,044,597
StanCorp Financial Group, Inc.	14,760	890,618
HCC Insurance Holdings, Inc.	16,646	777,035
First Niagara Financial Group, Inc.	86,635	745,061
Mercury General Corp.	13,640	671,361
Astoria Financial Corp.	46,723	601,792
International Bancshares Corp.	18,214	461,725
Hancock Holding Co.	13,972	453,252
Janus Capital Group, Inc.	38,334	436,624
Fulton Financial Corp.	36,206	410,576
Valley National Bancorp[1]	39,701	380,336
New York Community Bancorp, Inc.[1]	23,874	379,119
Total Financial		20,655,637
Consumer, Non-cyclical - 17.8%
Health Net, Inc.*	59,543	2,452,577
Community Health Systems, Inc.*	45,248	2,158,330
LifePoint Hospitals, Inc.*	28,796	2,065,249
Universal Corp.	38,797	2,014,728
Leidos Holdings, Inc.	35,716	1,319,349
Dean Foods Co.	81,713	1,251,843
WellCare Health Plans, Inc.*	19,567	1,220,589
Manpowergroup, Inc.	15,088	1,175,204
Rent-A-Center, Inc. — Class A	41,894	1,002,942
Ingredion, Inc.	9,857	725,771
Apollo Education Group, Inc. — Class A*	22,883	639,122
Convergys Corp.	30,605	593,431
Aaron's, Inc.	21,847	576,324
United Natural Foods, Inc.*	9,463	554,721
DeVry Education Group, Inc.	12,982	518,891
Post Holdings, Inc.*	11,276	506,518
Brink's Co.	56	1,503
Total Consumer, Non-cyclical		18,777,092
Consumer, Cyclical - 17.7%
Ingram Micro, Inc. — Class A*	105,197	3,019,154
Arrow Electronics, Inc.*	38,751	2,245,620
JetBlue Airways Corp.*	200,662	2,151,097
Big Lots, Inc.	42,200	1,846,250
World Fuel Services Corp.	39,649	1,702,925
Abercrombie & Fitch Co. — Class A	32,937	1,295,741
Owens & Minor, Inc.	33,341	1,103,254
MDC Holdings, Inc.	40,123	1,082,117
Oshkosh Corp.	22,984	1,062,320
CST Brands, Inc.	31,616	1,056,923
Foot Locker, Inc.	12,818	609,240
JC Penney Company, Inc.*,1	57,055	535,176
Ascena Retail Group, Inc.*	33,014	530,205
ANN, Inc.*	13,488	495,684
Total Consumer, Cyclical		18,735,706
Basic Materials - 7.1%
Steel Dynamics, Inc.	62,175	1,318,732
Domtar Corp.	35,599	1,278,716
Commercial Metals Co.	70,500	1,215,420
Reliance Steel & Aluminum Co.	16,007	1,092,478
Ashland, Inc.	9,778	1,023,268
Olin Corp.	32,160	854,491
Cabot Corp.	14,096	738,489
Total Basic Materials		7,521,594
Utilities - 6.8%
UGI Corp.	24,007	1,165,301
Great Plains Energy, Inc.	41,894	1,038,551
PNM Resources, Inc.	39,456	1,012,046
Hawaiian Electric Industries, Inc.[1]	36,456	861,091
Westar Energy, Inc.	21,863	787,943
Atmos Energy Corp.	15,020	725,766
WGL Holdings, Inc.	17,532	683,397
IDACORP, Inc.	9,305	498,283
ONE Gas, Inc.	11,928	429,408
Total Utilities		7,201,786
Energy - 6.0%
Superior Energy Services, Inc.	61,197	2,056,219
HollyFrontier Corp.	35,273	1,658,184
Murphy USA, Inc.*	26,807	1,324,802
Unit Corp.*	12,896	816,961
WPX Energy, Inc.*	24,024	494,174
Total Energy		6,350,340
Technology - 3.6%
Lexmark International, Inc. — Class A	33,468	1,607,468
Science Applications International Corp.	36,888	1,540,812
Fairchild Semiconductor International, Inc. — Class A*	42,640	648,981
Total Technology		3,797,261

Guggenheim S&P Midcap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Communications - 1.6%
Telephone & Data Systems, Inc.	68,775	$1,719,375
Total Common Stocks
(Cost $96,447,010)		105,420,035
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	164,815	164,815
Total Short Term Investments
(Cost $164,815)		164,815
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.7%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$883,411	883,411
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	857,682	857,682
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	819,052	819,052
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	257,305	257,305
Total Securities Lending Collateral
(Cost $2,817,450)		2,817,450
Total Investments - 102.7%
(Cost $99,429,275)		$108,402,300
Other Assets & Liabilities, net - (2.7)%		(2,802,090)
Total Net Assets - 100.0%		$105,600,210

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 20.4%
MB Financial, Inc.	39,473	$1,063,404
HCI Group, Inc.	25,654	1,023,594
United Community Banks, Inc.	59,939	991,991
HFF, Inc. — Class A	28,751	976,384
Virtus Investment Partners, Inc.	4,721	968,041
Forestar Group, Inc.*	49,416	924,079
PrivateBancorp, Inc. — Class A	31,940	919,872
Portfolio Recovery Associates, Inc.*	15,026	885,933
Pinnacle Financial Partners, Inc.	23,827	881,599
BBCN Bancorp, Inc.	56,820	853,437
CoreSite Realty Corp.	23,431	765,256
Retail Opportunity Investments Corp.	48,419	747,105
First Midwest Bancorp, Inc.	44,527	721,337
Sabra Health Care REIT, Inc.	25,738	712,943
Home BancShares, Inc.	23,235	698,444
Encore Capital Group, Inc.*	16,081	683,121
BofI Holding, Inc.*	8,938	666,685
Oritani Financial Corp.	44,800	663,040
Bank of the Ozarks, Inc.	21,374	657,678
MarketAxess Holdings, Inc.	10,595	595,757
Employers Holdings, Inc.	27,749	591,054
Boston Private Financial Holdings, Inc.	46,146	575,902
Wilshire Bancorp, Inc.	58,705	553,001
Evercore Partners, Inc. — Class A	9,631	525,467
Glacier Bancorp, Inc.	17,221	456,012
Texas Capital Bancshares, Inc.*	6,971	362,841
First Financial Bankshares, Inc.[1]	8,253	242,473
Financial Engines, Inc.	5,972	232,609
eHealth, Inc.*	7,859	162,681
Total Financial		20,101,740
Consumer, Non-cyclical - 20.0%
Repligen Corp.*	96,774	2,029,352
Questcor Pharmaceuticals, Inc.[1]	22,108	1,989,057
Akorn, Inc.*	57,422	1,948,329
Natus Medical, Inc.*	34,408	989,918
Cambrex Corp.*	46,033	969,915
On Assignment, Inc.*	35,336	954,425
Anika Therapeutics, Inc.*	22,470	945,088
ABIOMED, Inc.*,1	34,669	887,526
Boston Beer Company, Inc. — Class A*,1	3,217	709,027
Acorda Therapeutics, Inc.*	24,004	702,597
Cantel Medical Corp.	19,590	656,853
Prestige Brands Holdings, Inc.*	19,762	608,670
Ligand Pharmaceuticals, Inc. — Class B*	11,429	561,964
CryoLife, Inc.	56,625	557,756
Capella Education Co.	8,245	527,350
CorVel Corp.*	12,582	506,803
Inter Parfums, Inc.	18,803	491,322
NuVasive, Inc.*	12,557	469,381
Cardtronics, Inc.*	11,030	425,317
IPC The Hospitalist Company, Inc.*	8,134	400,030
Air Methods Corp.*	6,757	339,539
Medicines Co.*	14,468	338,117
Lannett Company, Inc.*	9,909	333,041
American Public Education, Inc.*	8,730	311,661
MAXIMUS, Inc.	7,450	308,132
SurModics, Inc.*	15,783	299,719
West Pharmaceutical Services, Inc.	5,747	234,190
Neogen Corp.*	4,718	205,988
Total Consumer, Non-cyclical		19,701,067
Consumer, Cyclical - 14.5%
Lithia Motors, Inc. — Class A	17,534	1,557,895
MarineMax, Inc.*	60,222	1,003,901
Multimedia Games Holding Company, Inc.*	39,581	954,694
Buffalo Wild Wings, Inc.*	6,344	921,909
Universal Electronics, Inc.*	16,707	795,754
Iconix Brand Group, Inc.*	17,877	754,945
Winnebago Industries, Inc.*	27,161	638,284
Arctic Cat, Inc.	15,146	539,198
Red Robin Gourmet Burgers, Inc.*	8,193	527,301
MWI Veterinary Supply, Inc.*	3,617	510,937
Daktronics, Inc.	42,785	474,914
Ruth's Hospitality Group, Inc.	41,621	472,398
Movado Group, Inc.	10,829	443,231
Pinnacle Entertainment, Inc.*	19,692	429,286
Wolverine World Wide, Inc.	16,588	402,425
Monarch Casino & Resort, Inc.*	32,056	400,059
Sonic Corp.*	18,792	388,055
Lumber Liquidators Holdings, Inc.*	6,782	367,720
Steven Madden Ltd.*	11,483	365,734
Papa John's International, Inc.	8,558	356,783
Allegiant Travel Co. — Class A	3,012	354,693
Kirkland's, Inc.*	18,092	340,311
La-Z-Boy, Inc.	15,366	323,301
Texas Roadhouse, Inc. — Class A	12,228	304,233
Scientific Games Corp. — Class A*	33,980	290,189
First Cash Financial Services, Inc.*	4,242	239,291
Mobile Mini, Inc.	6,143	231,960
Total Consumer, Cyclical		14,389,401
Industrial - 13.5%
Saia, Inc.*	30,187	1,378,037
GenCorp, Inc.*,1	64,792	1,150,058
Taser International, Inc.*	78,059	941,392
Dycom Industries, Inc.*	33,031	928,832
PGT, Inc.*	92,798	859,310
Federal Signal Corp.	57,296	828,500
Methode Electronics, Inc.	24,283	776,570
Measurement Specialties, Inc.*	8,456	727,131
Era Group, Inc.*	26,921	721,483
DXP Enterprises, Inc.*	9,168	651,203
AAON, Inc.	32,971	646,891
CIRCOR International, Inc.	7,376	530,113
EnerSys	7,425	470,968
Drew Industries, Inc.	9,792	440,640

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 13.5% (continued)
Cognex Corp.*	9,777	$400,661
Hillenbrand, Inc.	12,683	381,124
FARO Technologies, Inc.*	7,020	355,423
Advanced Energy Industries, Inc.*	20,282	341,143
Sturm Ruger & Company, Inc.[1]	6,297	314,598
AZZ, Inc.	6,520	284,533
Apogee Enterprises, Inc.	7,645	248,080
Total Industrial		13,376,690
Technology - 10.6%
Electronics for Imaging, Inc.*	30,162	1,329,240
iGATE Corp.*	26,304	938,527
Omnicell, Inc.*	30,081	824,219
Synchronoss Technologies, Inc.*	20,310	820,727
Virtusa Corp.*	25,278	790,696
Synaptics, Inc.*	10,888	786,440
Manhattan Associates, Inc.*	23,961	703,495
Dealertrack Technologies, Inc.*	18,530	696,172
Monotype Imaging Holdings, Inc.	22,744	679,818
j2 Global, Inc.	13,645	667,513
Tyler Technologies, Inc.*	6,460	586,116
Interactive Intelligence Group, Inc.*	12,510	567,579
Medidata Solutions, Inc.*	11,188	501,670
MTS Systems Corp.	4,965	327,690
Blackbaud, Inc.	8,657	317,798
Total Technology		10,537,700
Energy - 9.5%
Matrix Service Co.*	58,079	1,559,422
Carrizo Oil & Gas, Inc.*	25,004	1,535,495
Synergy Resources Corp.*	100,388	1,056,082
C&J Energy Services, Inc.*	35,047	1,050,008
Stone Energy Corp.*	25,557	972,444
Tesco Corp.	49,183	960,052
Flotek Industries, Inc.*	26,709	770,555
Newpark Resources, Inc.*	62,506	764,448
Northern Oil and Gas, Inc.*,1	39,064	628,540
Geospace Technologies Corp.*	3,777	151,986
Total Energy		9,449,032
Communications - 6.7%
XO Group, Inc.*	90,427	1,010,070
CalAmp Corp.*	48,005	816,565
EW Scripps Co. — Class A*	31,722	687,733
Blucora, Inc.*	39,135	668,034
Perficient, Inc.*	38,157	648,287
Harmonic, Inc.*	98,440	590,640
LogMeIn, Inc.*	11,332	461,326
Stamps.com, Inc.*	13,833	437,538
8x8, Inc.*	43,656	352,740
NIC, Inc.	20,079	338,733
comScore, Inc.*	8,038	290,895
Lumos Networks Corp.	12,808	196,475
HealthStream, Inc.*	6,818	170,177
Total Communications		6,669,213
Basic Materials - 4.7%
US Silica Holdings, Inc.	50,951	2,864,465
KapStone Paper and Packaging Corp.*	34,913	1,038,313
HB Fuller Co.	7,146	319,069
American Vanguard Corp.	19,857	251,985
Balchem Corp.	3,990	199,500
Total Basic Materials		4,673,332
Total Common Stocks
(Cost $92,526,309)		98,898,175
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	64,888	64,888
Total Short Term Investments
(Cost $64,888)		64,888

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 6.0%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$1,856,970	$1,856,970
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	1,802,883	1,802,883
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	1,721,682	1,721,682
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	540,865	540,865
Total Securities Lending Collateral
(Cost $5,922,400)		5,922,400
Total Investments - 106.0%
(Cost $98,513,597)		$104,885,463
Other Assets & Liabilities, net - (6.0)%		(5,938,849)
Total Net Assets - 100.0%		$98,946,614

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

REIT	Real Estate Investment Trust

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Cyclical - 21.5%
Perry Ellis International, Inc.*	160,007	$2,944,129
Cash America International, Inc.	53,671	2,382,456
EZCORP, Inc. — Class A*	195,280	1,911,791
Group 1 Automotive, Inc.	25,359	1,874,537
SkyWest, Inc.	164,958	1,763,401
Fred's, Inc. — Class A	101,819	1,611,795
Titan International, Inc.	107,751	1,607,645
M/I Homes, Inc.*	77,834	1,601,824
Sonic Automotive, Inc. — Class A	60,702	1,476,273
Regis Corp.	99,084	1,380,240
Brown Shoe Company, Inc.	48,001	1,353,147
Stage Stores, Inc.	74,544	1,343,283
Superior Industries International, Inc.	70,241	1,314,209
VOXX International Corp. — Class A*	131,903	1,307,159
United Stationers, Inc.	33,214	1,281,396
ScanSource, Inc.*	35,759	1,280,530
Pep Boys-Manny Moe & Jack*	118,367	1,252,323
Marcus Corp.	69,746	1,232,412
Ruby Tuesday, Inc.*	192,256	1,155,458
Stein Mart, Inc.	71,212	924,332
Biglari Holdings, Inc.*	2,163	919,297
Christopher & Banks Corp.*	103,218	882,514
Genesco, Inc.*	10,721	817,691
Big 5 Sporting Goods Corp.	81,275	805,435
Crocs, Inc.*	42,651	676,871
Standard Pacific Corp.*	88,408	666,596
Children's Place, Inc.	12,491	627,048
Meritage Homes Corp.*	14,606	559,410
Finish Line, Inc. — Class A	16,416	431,577
Aeropostale, Inc.*,1	47,832	158,802
Total Consumer, Cyclical		37,543,581
Consumer, Non-cyclical - 20.3%
Central Garden and Pet Co. — Class A*	328,522	3,065,110
Seneca Foods Corp. — Class A*	81,636	2,336,422
PharMerica Corp.*	77,874	2,101,819
Molina Healthcare, Inc.*	47,518	1,941,111
Kindred Healthcare, Inc.	81,026	1,936,521
CDI Corp.	134,830	1,870,093
Monster Worldwide, Inc.*	260,286	1,691,859
Magellan Health, Inc.*	27,663	1,593,389
SpartanNash Co.	75,446	1,581,348
Kelly Services, Inc. — Class A	94,883	1,512,435
Centene Corp.*	19,599	1,412,892
ABM Industries, Inc.	57,301	1,410,178
Cross Country Healthcare, Inc.*	177,684	1,277,548
LHC Group, Inc.*	52,730	1,238,101
Brink's Co.	43,402	1,164,910
Sanderson Farms, Inc.[1]	11,953	1,088,799
Almost Family, Inc.*	39,985	937,248
Insperity, Inc.	29,316	935,474
Heidrick & Struggles International, Inc.	49,657	927,096
Viad Corp.	43,215	917,022
Career Education Corp.*	175,831	898,496
Invacare Corp.	52,586	787,212
Healthways, Inc.*	38,611	667,584
Alliance One International, Inc.*	265,949	603,704
Resources Connection, Inc.	35,452	535,325
AMN Healthcare Services, Inc.*	40,308	528,035
Korn/Ferry International*	17,646	519,145
Total Consumer, Non-cyclical		35,478,876
Industrial - 17.0%
Sanmina Corp.*	133,455	3,108,167
Benchmark Electronics, Inc.*	81,208	1,961,173
Atlas Air Worldwide Holdings, Inc.*	54,510	1,865,332
Griffon Corp.	147,183	1,585,161
Hub Group, Inc. — Class A*	33,449	1,544,674
Olympic Steel, Inc.	69,196	1,517,468
EMCOR Group, Inc.	36,083	1,476,877
Boise Cascade Co.*	49,617	1,396,718
Aegion Corp. — Class A*	60,536	1,386,880
Universal Forest Products, Inc.	30,129	1,319,048
AAR Corp.	47,180	1,269,142
Bel Fuse, Inc. — Class B	50,401	1,191,480
TTM Technologies, Inc.*	158,271	1,188,615
Plexus Corp.*	22,996	904,433
AM Castle & Co.*,1	101,240	838,267
Astec Industries, Inc.	20,893	812,111
Gibraltar Industries, Inc.*	51,512	756,712
Kaman Corp.	18,710	748,587
Briggs & Stratton Corp.	40,268	738,112
Matson, Inc.	24,362	656,556
Curtiss-Wright Corp.	9,710	616,682
Mueller Industries, Inc.	19,831	551,897
Rofin-Sinar Technologies, Inc.*	24,555	536,036
Quanex Building Products Corp.	27,872	476,332
UTI Worldwide, Inc.*	46,634	441,158
National Presto Industries, Inc.[1]	6,863	439,918
Orion Marine Group, Inc.*	39,212	423,882
Total Industrial		29,751,418
Financial - 10.3%
Stewart Information Services Corp.	75,248	2,217,558
Piper Jaffray Cos.*	33,723	1,740,107
Calamos Asset Management, Inc. — Class A	120,235	1,425,987
United Fire Group, Inc.	50,445	1,425,576
Navigators Group, Inc.*	21,452	1,304,282
Infinity Property & Casualty Corp.	19,553	1,266,252
Horace Mann Educators Corp.	36,584	1,048,132
Wintrust Financial Corp.	19,385	898,107
Safety Insurance Group, Inc.	16,944	847,369
Capstead Mortgage Corp.	64,698	830,722
Meadowbrook Insurance Group, Inc.	136,391	822,438
Susquehanna Bancshares, Inc.	79,331	807,589
Selective Insurance Group, Inc.	34,690	773,240
Brookline Bancorp, Inc.	77,268	697,730
SWS Group, Inc.*	72,014	515,620
Provident Financial Services, Inc.	29,422	491,642
ProAssurance Corp.	10,901	475,611

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 10.3% (continued)
FNB Corp.	38,045	$467,954
Total Financial		18,055,916
Technology - 9.8%
ManTech International Corp. — Class A	92,620	2,500,740
Engility Holdings, Inc.*	64,199	2,218,718
Insight Enterprises, Inc.*	77,168	2,027,203
CACI International, Inc. — Class A*	25,994	1,793,326
Super Micro Computer, Inc.*	62,266	1,629,501
CIBER, Inc.*	459,979	1,605,327
SYNNEX Corp.*	24,342	1,570,059
Kulicke & Soffa Industries, Inc.*	45,553	620,431
Diodes, Inc.*	23,878	608,889
Brooks Automation, Inc.	52,060	529,971
Rudolph Technologies, Inc.*	56,746	522,631
Ebix, Inc.[1]	41,460	520,738
Mercury Systems, Inc.*	43,141	476,708
Digi International, Inc.*	57,519	475,107
Total Technology		17,099,349
Energy - 7.9%
Green Plains, Inc.	132,827	4,979,684
Pioneer Energy Services Corp.*	201,787	2,968,287
Exterran Holdings, Inc.	34,597	1,461,723
Cloud Peak Energy, Inc.*	88,652	1,372,333
Swift Energy Co.*,1	117,104	1,293,999
Gulf Island Fabrication, Inc.	42,063	820,229
Arch Coal, Inc.[1]	187,661	557,353
SEACOR Holdings, Inc.*	4,994	379,344
Total Energy		13,832,952
Basic Materials - 6.2%
Century Aluminum Co.*	140,810	2,647,228
Materion Corp.	56,539	1,826,775
A. Schulman, Inc.	34,156	1,357,359
Kaiser Aluminum Corp.	17,044	1,316,138
Clearwater Paper Corp.*	12,177	823,166
PH Glatfelter Co.	25,168	598,998
Zep, Inc.	36,403	567,524
Neenah Paper, Inc.	10,683	530,090
Kraton Performance Polymers, Inc.*	25,438	524,277
OM Group, Inc.	13,434	379,779
Stepan Co.	6,729	323,799
Total Basic Materials		10,895,133
Communications - 4.8%
Scholastic Corp.	53,786	1,905,100
Black Box Corp.	88,713	1,836,360
Anixter International, Inc.	12,186	1,047,630
Spok Holdings, Inc.	62,297	932,586
Oplink Communications, Inc.	43,803	834,885
Atlantic Tele-Network, Inc.	12,512	732,077
NETGEAR, Inc.*	22,713	711,144
Sizmek, Inc.*	43,119	391,952
Total Communications		8,391,734
Utilities - 2.1%
New Jersey Resources Corp.	20,571	1,050,767
Avista Corp.	33,536	1,040,622
Laclede Group, Inc.	12,788	600,780
NorthWestern Corp.	11,179	516,693
UIL Holdings Corp.	12,164	427,078
Total Utilities		3,635,940
Total Common Stocks
(Cost $162,682,971)		174,684,899
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	223,487	223,487
Total Short Term Investments
(Cost $223,487)		223,487
	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 2.7%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 07/31/14 at 0.07% due 08/01/14	$1,500,659	$1,500,659
HSBC Securities, Inc.
issued 07/31/14 at 0.06% due 08/01/14	1,456,951	1,456,951
Deutsche Bank Securities, Inc.
issued 07/31/14 at 0.09% due 08/01/14	1,391,330	1,391,330
Barclays Capital, Inc.
issued 07/31/14 at 0.04% due 08/01/14	437,085	437,085
Total Securities Lending Collateral
(Cost $4,786,025)		4,786,025
Total Investments - 102.7%
(Cost $167,692,483)		$179,694,411
Other Assets & Liabilities, net - (2.7)%		(4,776,696)
Total Net Assets - 100.0%		$174,917,715

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at July 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their net asset value per share (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at July 31, 2014:

Fund	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Guggenheim Russell MidCap® Equal Weight ETF	$134,718,053	$4,622,762	$—	$139,340,815
Guggenheim Russell 1000® Equal Weight ETF	117,363,205	2,139,525	—	119,502,730
Guggenheim Russell 2000® Equal Weight ETF	39,232,282	1,500,687	—	40,732,969
Guggenheim MSCI Emerging Markets Equal Weight ETF	14,355,605	819,849	—	15,175,454
Guggenheim Russell Top 50® Mega Cap ETF	508,688,105	—	—	508,688,105
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	87,576,033	3,338,250	—	90,914,283
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	148,379,758	—	—	148,379,758
Guggenheim S&P 500® Equal Weight Energy ETF	299,670,179	12,985,381	—	312,655,560
Guggenheim S&P 500® Equal Weight ETF	8,120,665,860	213,918,325	—	8,334,584,185
Guggenheim S&P 500® Equal Weight Financials ETF	98,254,118	—	—	98,254,118
Guggenheim S&P 500® Equal Weight Health Care ETF	223,754,477	—	—	223,754,477
Guggenheim S&P 500® Equal Weight Industrials ETF	99,920,848	1,668,500	—	101,589,348
Guggenheim S&P 500® Equal Weight Materials ETF	82,659,990	—	—	82,659,990
Guggenheim S&P 500® Equal Weight Technology ETF	569,651,432	10,770,875	—	580,422,307
Guggenheim S&P 500® Equal Weight Utilities ETF	117,123,690	8,030,350	—	125,154,040
Guggenheim S&P 500® Pure Value ETF	1,173,468,041	24,730,600	—	1,198,198,641
Guggenheim S&P 500® Pure Growth ETF	1,563,820,949	—	—	1,563,820,949
Guggenheim S&P Midcap 400® Pure Value ETF	105,584,850	2,817,450	—	108,402,300
Guggenheim S&P Midcap 400® Pure Growth ETF	766,585,785	30,470,575	—	797,056,360
Guggenheim S&P SmallCap 600® Pure Value ETF	174,908,386	4,786,025	—	179,694,411
Guggenheim S&P SmallCap 600® Pure Growth ETF	98,963,063	5,922,400	—	104,885,463

For the period ended July 31, 2014, there were no transfers between levels.

3. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At July 31, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Guggenheim Russell MidCap® Equal Weight ETF	$4,415,177	$4,622,762
Guggenheim Russell 1000® Equal Weight ETF	2,052,884	2,139,525
Guggenheim Russell 2000® Equal Weight ETF	1,376,768	1,490,438
Guggenheim MSCI Emerging Markets Equal Weight ETF	751,853	790,725
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	3,222,070	3,338,250
Guggenheim S&P 500® Equal Weight Energy ETF	12,529,187	12,985,381
Guggenheim S&P 500® Equal Weight ETF	205,434,333	213,918,325
Guggenheim S&P 500® Equal Weight Industrials ETF	1,635,600	1,668,500

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Value of Securities Loaned	Cash Collateral Received
Guggenheim S&P 500® Equal Weight Technology ETF	$10,277,580	$10,770,875
Guggenheim S&P 500® Equal Weight Utilities ETF	7,655,955	8,030,350
Guggenheim S&P 500® Pure Value ETF	23,420,261	24,730,600
Guggenheim S&P Midcap 400® Pure Value ETF	2,703,086	2,817,450
Guggenheim Midcap 400® Pure Growth ETF	27,611,250	30,470,575
Guggenheim S&P SmallCap 600® Pure Value ETF	4,528,602	4,786,025
Guggenheim S&P SmallCap 600® Pure Growth ETF	5,626,509	5,922,400

Cash collateral received was invested in the following joint repurchase agreements at July 31, 2014:

The following represents a breakdown of the collateral for the joint repurchase agreements at July 31, 2014:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
BNP Paribas Securities Corp.			U.S. TIP Bond
0.07%			0.125%
Due 08/01/14	$103,000,000	$103,000,200	07/15/24	$106,598,000	$105,060,090

HSBC Securities, Inc.			Fannie Mae Strips
0.06%			0.00%
Due 08/01/14	100,000,000	100,000,167	10/15/14 - 01/15/37	126,833,000	98,557,066
			Freddie Mac Strips
			0.00%
			07/15/32	6,944,000	3,443,669

Deutsche Bank Securities, Inc.			U.S. Treasury Notes
0.09%			0.375% - 0.75%
Due 08/01/14	95,496,000	95,496,239	06/30/15 - 03/15/17	69,360,700	69,360,030
			Federal Home Loan Bank
			0.48%
			05/27/16	24,660,000	24,635,176
			Freddie Mac
			0.00%
			10/24/14	1,889,000	1,888,717
			U.S. Treasury Bond
			3.375%
			05/15/44	1,497,200	1,526,021
Barclays Capital, Inc.			U.S. Treasury Note
0.04%			2.25%
Due 08/01/14	30,000,000	30,000,033	07/31/21	30,580,900	30,600,013

Item 2.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Rydex ETF Trust

By: /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date: September 29, 2014

By: /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President and Treasurer

Date: September 29, 2014